American United Life Insurance Company

AUL American Individual Variable Annuity Unit Trust

December 31, 2023

Table of Contents

Statement of Additional Information for DirectPoint —Individual Flexible Premium Deferred Variable Annuity
GENERAL INFORMATION AND HISTORY
DISTRIBUTION OF CONTRACTS
CUSTODY OF ASSETS
TAX STATUS OF AUL AND THE VARIABLE ACCOUNT
TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS
403(b) Programs
408 And 408A Programs
457 Programs
Employee Benefit Plans
Tax Penalty for All Annuity Contracts
Withholding for Employee Benefit Plans and Tax- Free Deferred Annuities
Statement of Additional Information for SelectPoint —Individual Flexible Premium Deferred Variable Annuity
GENERAL INFORMATION AND HISTORY
DISTRIBUTION OF CONTRACTS
CUSTODY OF ASSETS
TAX STATUS OF AUL AND THE VARIABLE ACCOUNT
TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS
403(b) Programs
408 And 408A Programs
457 Programs
Employee Benefit Plans
Tax Penalty for All Annuity Contracts
Withholding for Employee Benefit Plans and Tax- Free Deferred Annuities
Statement of Additional Information for StarPoint — Individual Flexible Premium Deferred Variable Annuity
GENERAL INFORMATION AND HISTORY
DISTRIBUTION OF CONTRACTS
CUSTODY OF ASSETS
TAX STATUS OF AUL AND THE VARIABLE ACCOUNT
TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS
403(b) Programs
408 And 408A Programs
457 Programs
Employee Benefit Plans
Tax Penalty for All Annuity Contracts
Withholding for Employee Benefit Plans and Tax- Free Deferred Annuities
Statement of Additional Information for Voyage Protector — Individual Flexible Premium Deferred Variable Annuity
GENERAL INFORMATION AND HISTORY
DISTRIBUTION OF CONTRACTS
CUSTODY OF ASSETS
TAX STATUS OF AUL AND THE VARIABLE ACCOUNT
TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS
403(b) Programs
408 And 408A Programs
457 Programs
Employee Benefit Plans
Tax Penalty for All Annuity Contracts
Withholding for Employee Benefit Plans and Tax- Free Deferred Annuities
PORTFOLIO COMPANIES UNDER THE CONTRACT
FINANCIALS
NOTES TO FINANCIAL STATEMENTS
Report of Independent Auditors on Statutory Financial Statements and Supplemental Schedules
Report of Independent Registered Public Accounting Firm

American United Life Insurance Company

AUL American Individual Variable Annuity Unit Trust

December 31, 2023

Statement of Additional Information for DirectPoint —Individual Flexible Premium Deferred Variable Annuity

Statement of Additional Information for

DirectPoint —

Individual Flexible Premium

Deferred Variable Annuity

(No withdrawal charge contract)

Products and financial services provided by:

American United Life Insurance Company®

a OneAmerica® company

P.O. Box 368, Indianapolis, Indiana 46206-0368 1-

800-537-6442

May 1, 2024

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2024

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY DIRECTPOINT

(No Withdrawal Charge Contract)

Individual Variable Annuity Contracts

Offered By

American United Life Insurance Company®

One American Square

P.O. Box 368

Indianapolis, Indiana 46206-0368

(800) 537-6442

www.oneamerica.com

Individual Annuity Service Office Mail Address:

P.O. Box 7127

Indianapolis, Indiana 46206-7127

(800) 537-6642

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for Individual Flexible Premium Deferred Variable Annuity DirectPoint (No Withdrawal Charge Contract), dated May 1, 2018.

A Prospectus is available without charge by calling the number listed above or by mailing to American United Life Insurance Company® (“AUL”) at the address listed above.

GENERAL INFORMATION AND HISTORY

For a general description of AUL and AUL American Individual Variable Annuity Unit Trust (the “Variable Account”), see the section entitled “Information about AUL, The Variable Account, and The Funds” in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the Prospectus.

DISTRIBUTION OF CONTRACTS

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable annuity contracts (the “Contracts”) described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the “SEC”) as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. Registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents, sell the Contracts.

AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The broker- dealers are required to be registered with the SEC and be members of the Financial Industry Regulation Authority (“FINRA”).

OneAmerica Securities, Inc. serves as the Principal Underwriter without compensation from the Variable Account.

CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are maintained separate and apart from the assets of other separate accounts of AUL and from AUL’s General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds.

TAX STATUS OF AUL AND THE VARIABLE ACCOUNT

The operations of the Variable Account form a part of AUL, so AUL will be responsible for any federal income and other taxes that become payable with respect to the income of the Variable Account. Each Investment Account will bear its allocable share of such liabilities, but under current law, no dividend, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a “regulated Investment Company” under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. If a Fund does not qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 Programs).

Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account’s share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three investments, and no more than 90 percent may be represented by any four (4) investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. governmental agency or instrumentality generally are treated as securities of separate issuers.

TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS

The Contracts may be offered for use with several types of qualified or non-qualified retirement programs as described in the Prospectus. The tax rules applicable to Owners of Contracts used in connection with qualified retirement programs vary according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of qualified retirement programs.

Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Qualified Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

Generally, no taxes are imposed on the increases in the value of a Contract by reason of investment experience or employer contributions until a distribution occurs, either as a lump-sum payment or annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Date.

The amounts of Premiums that may be paid under a Contract issued in connection with a Qualified Plan are subject to limitations that may vary depending on the type of Qualified Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Qualified Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Qualified Plan or subject the Annuitant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Contract Owners and their Beneficiaries.

Below are brief descriptions of various types of qualified retirement programs and the use of the Contracts in connection therewith. Unless otherwise indicated in the context of the description, these descriptions reflect the assumption that the Contract Owner is a Participant in the retirement program. For Employee Benefit Plans that are defined benefit plans, a Contract generally would be purchased by a Participant, but owned by the plan itself.

403(b) Programs

Premiums paid pursuant to a 403(b) Program are excludable from a Contract Owner’s gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Contract Owner’s salary reduction Premiums to $23,000 for 2024. The limit may be reduced by salary reduction Premiums to another type of retirement plan. A Contract Owner with at least fifteen (15) years of service for a “qualified employer” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years. If you are age fifty (50) or older, an additional catch-up contribution of $7,500 is allowed.

Section 415(c) also provides an overall limit on the amount of employer and Contract Owner’s salary reduction Premiums to a Section 403(b) Program that will be excludable from an employee’s gross income in a given year. The Section 415(c) limit is the lesser of (a) $69,000 in 2024, or (b) 100 percent of the Contract Owner’s annual compensation (reduced by his salary reduction Premiums to the 403(b) Program and certain other employee plans). This limit will be reduced if a Contract Owner also participates in an Employee Benefit Plan maintained by a business that he or she controls.

The limits described above do not apply to amounts “rolled over” from another Section 403(b) Program. A Contract Owner who receives an “eligible rollover distribution” will be permitted either to roll over such amount to another Section 403 (b) Program or an IRA within sixty (60) days of receipt or to make a direct rollover to another Section 403(b) Program or an IRA without recognition of income. An “eligible rollover distribution” means any distribution to a Contract Owner of all or any taxable portion of the balance of his credit under a Section 403(b) Program, other than a required minimum distribution to a Contract Owner who has reached age 72 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner and the Contract Owner’s beneficiary or (2) over a specified period of ten (10) years or more. Provisions of the Internal Revenue Code require that 20 percent of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 And 408A Programs

Code Sections 219, 408 and 408A permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, an Employer Association Established Individual Retirement Account Trust, known as an Individual Retirement Account (“IRA”) and a Roth IRA. These IRA accounts are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. If an Owner of a Contract issued in connection with a 408 Program surrenders the Contract or makes a withdrawal, the Contract Owner will realize income taxable at ordinary tax rates on the amount received to the extent that the amount exceeds the 408 Premiums that were not excludable from the taxable income of the employee when paid.

Premiums paid to the individual retirement account of a Contract Owner under a 408 Program that is described in Section 408(c) of the Internal Revenue Code are subject to the limits on Premiums paid to individual retirement accounts under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, Premiums paid to an individual retirement account are limited to the lesser of $7,000 or the Contract Owner’s annual compensation. In the case of an individual who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year shall increase by $1,000. For tax years beginning after 1996, if a married couple files a joint return, each spouse may, in the great majority of cases, make contributions to his or her IRA up to the $7,000; The extent to which a Contract Owner may deduct Premiums paid in connection with this type of 408 Program depends on his and his spouse’s gross income for the year and whether either participate in another employer-sponsored retirement plan.

Premiums paid in connection with a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Premiums paid in connection with a simplified employee pension plan to the lesser of (a) 25 percent of the Contract Owner’s compensation, or (b) $69,000. Premiums paid through salary reduction are subject to additional annual limits.

Withdrawals from Roth IRAs may be made tax-free under certain circumstances. Please consult your tax advisor for more details.

457 Programs

Deferrals by an eligible individual to a 457 Program generally are limited under Section 457(b) of the Internal Revenue Code to the lesser of (a) $23,000 in 2024, or (b) 100 percent of the Contract Owner’s includable compensation. If the Contract Owner participates in more than one 457 Program, the limit applies to contributions to all such programs. The Section 457(b) limit is increased during the last three (3) years ending before the Contract Owner reaches his normal retirement age under the 457 Program.

Employee Benefit Plans

Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

If an Owner of a Contract issued in connection with an Employee Benefit Plan who is a participant in the Plan receives a lump-sum distribution, the portion of the distribution equal to any Premiums that were taxable to the Contract Owner in the year when paid is generally received tax-free. The balance of the distribution will generally be treated as ordinary income.

Under an Employee Benefit Plan under Section 401 of the Code, when annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Premiums that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant’s investment. The portion so excluded is determined at the time the payments commence by dividing the Participant’s investment in the Contract by the expected return for Non- Qualified Plans and by a specific number of payments for Qualified Plans. The periodic payments in excess of this amount are taxable as ordinary income. Once the Participant’s investment has been recovered, the full annuity payment will be taxable. If the annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant’s final return. If the Contract Owner paid no Premiums that were taxable to the Contract Owner in the year made, there would be no portion excludable.

The applicable annual limits on premiums paid in connection with an Employee Benefit Plan depend upon the type of plan. Total premiums paid on behalf of a Contract Owner who is a Participant to all defined contribution plans maintained by an Employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $69,000 in 2024, or (b) 100 percent of a Participant’s annual compensation. Premiums paid through salary reduction to a cash-or-deferred arrangement under a profit-sharing plan are subject to additional annual limits. Premiums paid to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participant will receive under the plan formula. The maximum annual benefit any Participant may receive under an Employer’s defined benefit plan is limited under Section 415(b) of the Internal Revenue Code.

Tax Penalty for All Annuity Contracts

Any distribution made to a Contract Owner who is a Participant from an Employee Benefit Plan or a 408 Program other than on account of one or more of the following events will be subject to a 10 percent penalty tax on the amount distributed:

(a)  the Contract Owner has attained age 59 1/2;

(b)  the Contract Owner has died; or

(c)  the Contract Owner is disabled.

In addition, a distribution from an Employee Benefit Plan will not be subject to a 10 percent excise tax on the amount distributed if the Contract Owner is 55 and has separated from service. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to an excise tax. Certain other exceptions may apply. Consult your tax advisor.

Withholding for Employee Benefit Plans and Tax- Free Deferred Annuities

Distributions from an Employee Benefit Plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form a lump- sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory federal income tax withholding of 20 percent of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another Employee Benefit Plan or to an Individual Retirement Account under Code Section 408. The taxable amount is the amount of the distribution, less the amount allocable to after-tax Premiums.

All other types of distributions from Employee Benefit Plans and all distributions from Individual Retirement Accounts are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from annuity payments (other than those subject to mandatory 20 percent withholding) pursuant to the recipient’s withholding certificate.

If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three (3) withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10 percent rate.

Withholding on annuity payments and other distributions from the Contract will be made in accordance with regulations of the Internal Revenue Service.

Statement of Additional Information for SelectPoint —Individual Flexible Premium Deferred Variable Annuity

Statement of Additional Information for

SelectPoint —

Individual Flexible

Premium

Deferred Variable Annuity

Products and financial services provided by:

American United Life Insurance Company®

a OneAmerica® company

P.O. Box 368, Indianapolis, Indiana

46206-0368

1-800-537-6442

May 1, 2024

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2024

INDIVIDUAL FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY SelectPoint

Individual Variable Annuity Contracts

Offered By

American United Life Insurance Company®

One American Square

P.O. Box 368

Indianapolis, Indiana 46206-0368

(800) 537-6642

www.oneamerica.com

Individual Annuity Service Office Mail Address

P.O. Box 7127

Indianapolis, Indiana 46206-7127

(800) 537-6642

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for AUL Individual Flexible Premium Variable Deferred Annuity, dated May 1, 2014.

A Prospectus is available without charge by calling the number listed above or by mailing to American United Life Insurance Company® (“AUL”) at the address listed above.

GENERAL INFORMATION AND HISTORY

For a general description of AUL and AUL American Individual Variable Annuity Unit Trust (the “Variable Account”), see the section entitled “Information about AUL, The Variable Account, and The Funds” in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the Prospectus.

DISTRIBUTION OF CONTRACTS

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable annuity contracts (the “Contracts”) described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the “SEC”) as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. Registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents, sell the Contracts.

AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The broker- dealers are required to be registered with the SEC and be members of the Financial Industry Regulation Authority (“FINRA”).

OneAmerica Securities, Inc. serves as the Principal Underwriter without compensation from the Variable Account.

CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are maintained separate and apart from the assets of other separate accounts of AUL and from AUL’s General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds.

TAX STATUS OF AUL AND THE VARIABLE ACCOUNT

The operations of the Variable Account form a part of AUL, so AUL will be responsible for any federal income and other taxes that become payable with respect to the income of the Variable Account. Each Investment Account will bear its allocable share of such liabilities, but under current law, no dividend, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a “regulated Investment Company” under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. If a Fund does not qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 Programs).

Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account’s share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three investments, and no more than 90 percent may be represented by any four (4) investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. governmental agency or instrumentality generally are treated as securities of separate issuers.

TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS

The Contracts may be offered for use with several types of qualified or non-qualified retirement programs as described in the Prospectus. The tax rules applicable to Owners of Contracts used in connection with qualified retirement programs vary according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of qualified retirement programs.

Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Qualified Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

Generally, no taxes are imposed on the increases in the value of a Contract by reason of investment experience or employer contributions until a distribution occurs, either as a lump-sum payment or annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Date.

The amounts of Premiums that may be paid under a Contract issued in connection with a Qualified Plan are subject to limitations that may vary depending on the type of Qualified Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Qualified Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Qualified Plan or subject the Annuitant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Contract Owners and their Beneficiaries.

Below are brief descriptions of various types of qualified retirement programs and the use of the Contracts in connection therewith. Unless otherwise indicated in the context of the description, these descriptions reflect the assumption that the Contract Owner is a Participant in the retirement program. For Employee Benefit Plans that are defined benefit plans, a Contract generally would be purchased by a Participant, but owned by the plan itself.

403(b) Programs

Premiums paid pursuant to a 403(b) Program are excludable from a Contract Owner’s gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Contract Owner’s salary reduction Premiums to $23,000 for 2024. The limit may be reduced by salary reduction Premiums to another type of retirement plan. A Contract Owner with at least fifteen (15) years of service for a “qualified employer” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years. If you are age fifty (50) or older, an additional catch-up contribution of $7,500 is allowed.

Section 415(c) also provides an overall limit on the amount of employer and Contract Owner’s salary reduction Premiums to a Section 403(b) Program that will be excludable from an employee’s gross income in a given year. The Section 415(c) limit is the lesser of (a) $69,000 in 2024, or (b) 100 percent of the Contract Owner’s annual compensation (reduced by his salary reduction Premiums to the 403(b) Program and certain other employee plans). This limit will be reduced if a Contract Owner also participates in an Employee Benefit Plan maintained by a business that he or she controls.

The limits described above do not apply to amounts “rolled over” from another Section 403(b) Program. A Contract Owner who receives an “eligible rollover distribution” will be permitted either to roll over such amount to another Section 403 (b) Program or an IRA within sixty (60) days of receipt or to make a direct rollover to another Section 403(b) Program or an IRA without recognition of income. An “eligible rollover distribution” means any distribution to a Contract Owner of all or any taxable portion of the balance of his credit under a Section 403(b) Program, other than a required minimum distribution to a Contract Owner who has reached age 72 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner and the Contract Owner’s beneficiary or (2) over a specified period of ten (10) years or more. Provisions of the Internal Revenue Code require that 20 percent of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 And 408A Programs

Code Sections 219, 408 and 408A permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, an Employer Association Established Individual Retirement Account Trust, known as an Individual Retirement Account (“IRA”) and a Roth IRA. These IRA accounts are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. If an Owner of a Contract issued in connection with a 408 Program surrenders the Contract or makes a withdrawal, the Contract Owner will realize income taxable at ordinary tax rates on the amount received to the extent that the amount exceeds the 408 Premiums that were not excludable from the taxable income of the employee when paid.

Premiums paid to the individual retirement account of a Contract Owner under a 408 Program that is described in Section 408(c) of the Internal Revenue Code are subject to the limits on Premiums paid to individual retirement accounts under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, Premiums paid to an individual retirement account are limited to the lesser of $7,000 or the Contract Owner’s annual compensation. In the case of an individual who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year shall increase by $1,000. For tax years beginning after 1996, if a married couple files a joint return, each spouse may, in the great majority of cases, make contributions to his or her IRA up to the $7,000; The extent to which a Contract Owner may deduct Premiums paid in connection with this type of 408 Program depends on his and his spouse’s gross income for the year and whether either participate in another employer-sponsored retirement plan.

Premiums paid in connection with a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Premiums paid in connection with a simplified employee pension plan to the lesser of (a) 25 percent of the Contract Owner’s compensation, or (b) $69,000. Premiums paid through salary reduction are subject to additional annual limits.

Withdrawals from Roth IRAs may be made tax-free under certain circumstances. Please consult your tax advisor for more details.

457 Programs

Deferrals by an eligible individual to a 457 Program generally are limited under Section 457(b) of the Internal Revenue Code to the lesser of (a) $23,000, or (b) 100 percent of the Contract Owner’s includable compensation. If the Contract Owner participates in more than one 457 Program, the limit applies to contributions to all such programs. The Section 457(b) limit is increased during the last three (3) years ending before the Contract Owner reaches his normal retirement age under the 457 Program.

Employee Benefit Plans

Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

If an Owner of a Contract issued in connection with an Employee Benefit Plan who is a participant in the Plan receives a lump-sum distribution, the portion of the distribution equal to any Premiums that were taxable to the Contract Owner in the year when paid is generally received tax-free. The balance of the distribution will generally be treated as ordinary income.

Under an Employee Benefit Plan under Section 401 of the Code, when annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Premiums that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant’s investment. The portion so excluded is determined at the time the payments commence by dividing the Participant’s investment in the Contract by the expected return for Non- Qualified Plans and by a specific number of payments for Qualified Plans. The periodic payments in excess of this amount are taxable as ordinary income. Once the Participant’s investment has been recovered, the full annuity payment will be taxable. If the annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant’s final return. If the Contract Owner paid no Premiums that were taxable to the Contract Owner in the year made, there would be no portion excludable.

The applicable annual limits on premiums paid in connection with an Employee Benefit Plan depend upon the type of plan. Total premiums paid on behalf of a Contract Owner who is a Participant to all defined contribution plans maintained by an Employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $69,000 in 2024, or (b) 100 percent of a Participant’s annual compensation. Premiums paid through salary reduction to a cash-or-deferred arrangement under a profit-sharing plan are subject to additional annual limits. Premiums paid to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participant will receive under the plan formula. The maximum annual benefit any Participant may receive under an Employer’s defined benefit plan is limited under Section 415(b) of the Internal Revenue Code.

Tax Penalty for All Annuity Contracts

Any distribution made to a Contract Owner who is a Participant from an Employee Benefit Plan or a 408 Program other than on account of one or more of the following events will be subject to a 10 percent penalty tax on the amount distributed:

(a)  the Contract Owner has attained age 59 1/2;

(b)  the Contract Owner has died; or

(c)  the Contract Owner is disabled.

In addition, a distribution from an Employee Benefit Plan will not be subject to a 10 percent excise tax on the amount distributed if the Contract Owner is 55 and has separated from service. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to an excise tax. Certain other exceptions may apply. Consult your tax advisor.

Withholding for Employee Benefit Plans and Tax- Free Deferred Annuities

Distributions from an Employee Benefit Plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form a lump- sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory federal income tax withholding of 20 percent of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another Employee Benefit Plan or to an Individual Retirement Account under Code Section 408. The taxable amount is the amount of the distribution, less the amount allocable to after-tax Premiums.

All other types of distributions from Employee Benefit Plans and all distributions from Individual Retirement Accounts are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from annuity payments (other than those subject to mandatory 20 percent withholding) pursuant to the recipient’s withholding certificate.

If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three (3) withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10 percent rate.

Withholding on annuity payments and other distributions from the Contract will be made in accordance with regulations of the Internal Revenue Service.

Statement of Additional Information for StarPoint — Individual Flexible Premium Deferred Variable Annuity

Statement of Additional Information for

StarPoint —

Individual Flexible

Premium

Deferred Variable Annuity

Products and financial services provided by:

American United Life Insurance Company®

a OneAmerica® company

P.O. Box 368, Indianapolis, Indiana

46206-0368 1-

800-537-6442

May 1, 2024

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2024

INDIVIDUAL FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY StarPoint

Individual Variable Annuity Contracts

Offered By

American United Life Insurance Company®

One American Square

P.O. Box 368

Indianapolis, Indiana 46206-0368

(800) 537-6642

www.oneamerica.com

Individual Annuity Service Office Mail Address

P.O. Box 7127

Indianapolis, Indiana 46206-7127

(800) 537-6642

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for AUL Individual Flexible Premium Variable Deferred Annuity, dated May 1, 2014.

A Prospectus is available without charge by calling the number listed above or by mailing to American United Life Insurance Company® (“AUL”) at the address listed above.

GENERAL INFORMATION AND HISTORY

For a general description of AUL and AUL American Individual Variable Annuity Unit Trust (the “Variable Account”), see the section entitled “Information about AUL, The Variable Account, and The Funds” in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the Prospectus.

DISTRIBUTION OF CONTRACTS

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable annuity contracts (the “Contracts”) described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the “SEC”) as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. Registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents, sell the Contracts.

AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The broker- dealers are required to be registered with the SEC and be members of the Financial Industry Regulation Authority (“FINRA”).

OneAmerica Securities, Inc. serves as the Principal Underwriter without compensation from the Variable Account.

CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are maintained separate and apart from the assets of other separate accounts of AUL and from AUL’s General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds.

TAX STATUS OF AUL AND THE VARIABLE ACCOUNT

The operations of the Variable Account form a part of AUL, so AUL will be responsible for any federal income and other taxes that become payable with respect to the income of the Variable Account. Each Investment Account will bear its allocable share of such liabilities, but under current law, no dividend, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a “regulated Investment Company” under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. If a Fund does not qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 Programs).

Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account’s share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three investments, and no more than 90 percent may be represented by any four (4) investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. governmental agency or instrumentality generally are treated as securities of separate issuers.

TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS

The Contracts may be offered for use with several types of qualified or non-qualified retirement programs as described in the Prospectus. The tax rules applicable to Owners of Contracts used in connection with qualified retirement programs vary according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of qualified retirement programs.

Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Qualified Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

Generally, no taxes are imposed on the increases in the value of a Contract by reason of investment experience or employer contributions until a distribution occurs, either as a lump-sum payment or annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Date.

The amounts of Premiums that may be paid under a Contract issued in connection with a Qualified Plan are subject to limitations that may vary depending on the type of Qualified Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Qualified Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Qualified Plan or subject the Annuitant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Contract Owners and their Beneficiaries.

Below are brief descriptions of various types of qualified retirement programs and the use of the Contracts in connection therewith. Unless otherwise indicated in the context of the description, these descriptions reflect the assumption that the Contract Owner is a Participant in the retirement program. For Employee Benefit Plans that are defined benefit plans, a Contract generally would be purchased by a Participant, but owned by the plan itself.

403(b) Programs

Premiums paid pursuant to a 403(b) Program are excludable from a Contract Owner’s gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Contract Owner’s salary reduction Premiums to $23,000 for 2024. The limit may be reduced by salary reduction Premiums to another type of retirement plan. A Contract Owner with at least fifteen (15) years of service for a “qualified employer” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years. If you are age fifty (50) or older, an additional catch-up contribution of $7,500 is allowed.

Section 415(c) also provides an overall limit on the amount of employer and Contract Owner’s salary reduction Premiums to a Section 403(b) Program that will be excludable from an employee’s gross income in a given year. The Section 415(c) limit is the lesser of (a) $69,000 in 2024, or (b) 100 percent of the Contract Owner’s annual compensation (reduced by his salary reduction Premiums to the 403(b) Program and certain other employee plans). This limit will be reduced if a Contract Owner also participates in an Employee Benefit Plan maintained by a business that he or she controls.

The limits described above do not apply to amounts “rolled over” from another Section 403(b) Program. A Contract Owner who receives an “eligible rollover distribution” will be permitted either to roll over such amount to another Section 403 (b) Program or an IRA within sixty (60) days of receipt or to make a direct rollover to another Section 403(b) Program or an IRA without recognition of income. An “eligible rollover distribution” means any distribution to a Contract Owner of all or any taxable portion of the balance of his credit under a Section 403(b) Program, other than a required minimum distribution to a Contract Owner who has reached age 72 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner and the Contract Owner’s beneficiary or (2) over a specified period of ten (10) years or more. Provisions of the Internal Revenue Code require that 20 percent of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 And 408A Programs

Code Sections 219, 408 and 408A permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, an Employer Association Established Individual Retirement Account Trust, known as an

Individual Retirement Account (“IRA”) and a Roth IRA. These IRA accounts are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. If an Owner of a Contract issued in connection with a 408 Program surrenders the Contract or makes a withdrawal, the Contract Owner will realize income taxable at ordinary tax rates on the amount received to the extent that the amount exceeds the 408 Premiums that were not excludable from the taxable income of the employee when paid.

Premiums paid to the individual retirement account of a Contract Owner under a 408 Program that is described in Section 408(c) of the Internal Revenue Code are subject to the limits on Premiums paid to individual retirement accounts under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, Premiums paid to an individual retirement account are limited to the lesser of $7,000 or the Contract Owner’s annual compensation. In the case of an individual who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year shall increase by $1,000. For tax years beginning after 1996, if a married couple files a joint return, each spouse may, in the great majority of cases, make contributions to his or her IRA up to the $7,000; The extent to which a Contract Owner may deduct Premiums paid in connection with this type of 408 Program depends on his and his spouse’s gross income for the year and whether either participate in another employer-sponsored retirement plan.

Premiums paid in connection with a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Premiums paid in connection with a simplified employee pension plan to the lesser of (a) 25 percent of the Contract Owner’s compensation, or (b) $69,000. Premiums paid through salary reduction are subject to additional annual limits.

Withdrawals from Roth IRAs may be made tax-free under certain circumstances. Please consult your tax advisor for more details.

457 Programs

Deferrals by an eligible individual to a 457 Program generally are limited under Section 457(b) of the Internal Revenue Code to the lesser of (a) $23,000 in 2024, or (b) 100 percent of the Contract Owner’s includable compensation. If the Contract Owner participates in more than one 457 Program, the limit applies to contributions to all such programs. The Section 457(b) limit is increased during the last three (3) years ending before the Contract Owner reaches his normal retirement age under the 457 Program.

Employee Benefit Plans

Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

If an Owner of a Contract issued in connection with an Employee Benefit Plan who is a participant in the Plan receives a lump-sum distribution, the portion of the distribution equal to any Premiums that were taxable to the Contract Owner in the year when paid is generally received tax-free. The balance of the distribution will generally be treated as ordinary income.

Under an Employee Benefit Plan under Section 401 of the Code, when annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Premiums that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant’s investment. The portion so excluded is determined at the time the payments commence by dividing the Participant’s investment in the Contract by the expected return for Non- Qualified Plans and by a specific number of payments for Qualified Plans. The periodic payments in excess of this amount are taxable as ordinary income. Once the Participant’s investment has been recovered, the full annuity payment will be taxable. If the annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant’s final return. If the Contract Owner paid no Premiums that were taxable to the Contract Owner in the year made, there would be no portion excludable.

The applicable annual limits on premiums paid in connection with an Employee Benefit Plan depend upon the type of plan. Total premiums paid on behalf of a Contract Owner who is a Participant to all defined contribution plans maintained by an Employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $69,000 in 2024, or (b) 100 percent of a Participant’s annual compensation. Premiums paid through salary reduction to a cash-or-deferred arrangement under a profit-sharing plan are subject to additional annual limits. Premiums paid to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participant will receive under the plan formula. The maximum annual benefit any Participant may receive under an Employer’s defined benefit plan is limited under Section 415(b) of the Internal Revenue Code.

Tax Penalty for All Annuity Contracts

Any distribution made to a Contract Owner who is a Participant from an Employee Benefit Plan or a 408 Program other than on account of one or more of the following events will be subject to a 10 percent penalty tax on the amount distributed:

(a)  the Contract Owner has attained age 59 1/2;

(b)  the Contract Owner has died; or

(c)  the Contract Owner is disabled.

In addition, a distribution from an Employee Benefit Plan will not be subject to a 10 percent excise tax on the amount distributed if the Contract Owner is 55 and has separated from service. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to an excise tax. Certain other exceptions may apply. Consult your tax advisor.

Withholding for Employee Benefit Plans and Tax- Free Deferred Annuities

Distributions from an Employee Benefit Plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form a lump- sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory federal income tax withholding of 20 percent of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another Employee Benefit Plan or to an Individual Retirement Account under Code Section 408. The taxable amount is the amount of the distribution, less the amount allocable to after-tax Premiums.

All other types of distributions from Employee Benefit Plans and all distributions from Individual Retirement Accounts are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from annuity payments (other than those subject to mandatory 20 percent withholding) pursuant to the recipient’s withholding certificate.

If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three (3) withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10 percent rate.

Withholding on annuity payments and other distributions from the Contract will be made in accordance with regulations of the Internal Revenue Service.

Statement of Additional Information for Voyage Protector — Individual Flexible Premium Deferred Variable Annuity

Statement of Additional Information for

Voyage Protector —

Individual Flexible Premium

Deferred Variable Annuity

Products and financial services provided by:

American United Life Insurance Company®

a OneAmerica® company

P.O. Box 368, Indianapolis, Indiana 46206-0368 1-

800-537-6442

May 1, 2024

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2024

INDIVIDUAL FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY VOYAGE PROTECTOR

Individual Variable Annuity Contracts

Offered By

American United Life Insurance Company®

One American Square

P.O. Box 368

Indianapolis, Indiana 46206-0368

(800) 537-6642

www.oneamerica.com

Individual Annuity Service Office Mail Address

P.O. Box 7127

Indianapolis, Indiana 46206-7127

(800) 537-6642

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for AUL Individual Flexible Premium Variable Deferred Variable Annuity, Voyager Protector dated May 1, 2018.

A Prospectus is available without charge by calling the number listed above or by mailing to American United Life Insurance Company® (“AUL”) at the address listed above.

GENERAL INFORMATION AND HISTORY

For a general description of AUL and AUL American Individual Variable Annuity Unit Trust (the “Variable Account”), see the section entitled “Information about AUL, The Variable Account, and The Funds” in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the Prospectus.

DISTRIBUTION OF CONTRACTS

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable annuity contracts (the “Contracts”) described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the “SEC”) as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. Registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents, sell the Contracts.

AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The broker- dealers are required to be registered with the SEC and be members of the Financial Industry Regulation Authority (“FINRA”).

OneAmerica Securities, Inc. serves as the Principal Underwriter without compensation from the Variable Account.

CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are maintained separate and apart from the assets of other separate accounts of AUL and from AUL’s General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds.

TAX STATUS OF AUL AND THE VARIABLE ACCOUNT

The operations of the Variable Account form a part of AUL, so AUL will be responsible for any federal income and other taxes that become payable with respect to the income of the Variable Account. Each Investment Account will bear its allocable share of such liabilities, but under current law, no dividend, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a “regulated Investment Company” under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. If a Fund does not qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 Programs).

Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account’s share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three investments, and no more than 90 percent may be represented by any four (4) investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. governmental agency or instrumentality generally are treated as securities of separate issuers.

TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS

The Contracts may be offered for use with several types of qualified or non-qualified retirement programs as described in the Prospectus. The tax rules applicable to Owners of Contracts used in connection with qualified retirement programs vary according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of qualified retirement programs.

Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Qualified Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

Generally, no taxes are imposed on the increases in the value of a Contract by reason of investment experience or employer contributions until a distribution occurs, either as a lump-sum payment or annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Date.

The amounts of Premiums that may be paid under a Contract issued in connection with a Qualified Plan are subject to limitations that may vary depending on the type of Qualified Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Qualified Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Qualified Plan or subject the Annuitant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Contract Owners and their Beneficiaries.

Below are brief descriptions of various types of qualified retirement programs and the use of the Contracts in connection therewith. Unless otherwise indicated in the context of the description, these descriptions reflect the assumption that the Contract Owner is a Participant in the retirement program. For Employee Benefit Plans that are defined benefit plans, a Contract generally would be purchased by a Participant, but owned by the plan itself.

403(b) Programs

Premiums paid pursuant to a 403(b) Program are excludable from a Contract Owner’s gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Contract Owner’s salary reduction Premiums to $23,000 for 2024. The limit may be reduced by salary reduction Premiums to another type of retirement plan. A Contract Owner with at least fifteen (15) years of service for a “qualified employer” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years. If you are age fifty (50) or older, an additional catch-up contribution of $7,500 is allowed.

Section 415(c) also provides an overall limit on the amount of employer and Contract Owner’s salary reduction Premiums to a Section 403(b) Program that will be excludable from an employee’s gross income in a given year. The Section 415(c) limit is the lesser of (a) $69,000 in 2024, or (b) 100 percent of the Contract Owner’s annual compensation (reduced by his salary reduction Premiums to the 403(b) Program and certain other employee plans). This limit will be reduced if a Contract Owner also participates in an Employee Benefit Plan maintained by a business that he or she controls.

The limits described above do not apply to amounts “rolled over” from another Section 403(b) Program. A Contract Owner who receives an “eligible rollover distribution” will be permitted either to roll over such amount to another Section 403 (b) Program or an IRA within sixty (60) days of receipt or to make a direct rollover to another Section 403(b) Program or an IRA without recognition of income. An “eligible rollover distribution” means any distribution to a Contract Owner of all or any taxable portion of the balance of his credit under a Section 403(b) Program, other than a required minimum distribution to a Contract Owner who has reached age 72 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life expectancy of the Contract Owner or the joint life expectancy of the

Contract Owner and the Contract Owner’s beneficiary or (2) over a specified period of ten (10) years or more. Provisions of the Internal Revenue Code require that 20 percent of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 And 408A Programs

Code Sections 219, 408 and 408A permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, an Employer Association Established Individual Retirement Account Trust, known as an Individual Retirement Account (“IRA”) and a Roth IRA. These IRA accounts are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. If an Owner of a Contract issued in connection with a 408 Program surrenders the Contract or makes a withdrawal, the Contract Owner will realize income taxable at ordinary tax rates on the amount received to the extent that the amount exceeds the 408 Premiums that were not excludable from the taxable income of the employee when paid.

Premiums paid to the individual retirement account of a Contract Owner under a 408 Program that is described in Section 408(c) of the Internal Revenue Code are subject to the limits on Premiums paid to individual retirement accounts under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, Premiums paid to an individual retirement account are limited to the lesser of $7,000 or the Contract Owner’s annual compensation. In the case of an individual who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year shall increase by $1,000. For tax years beginning after 1996, if a married couple files a joint return, each spouse may, in the great majority of cases, make contributions to his or her IRA up to the $7,000; The extent to which a Contract Owner may deduct Premiums paid in connection with this type of 408 Program depends on his and his spouse’s gross income for the year and whether either participate in another employer-sponsored retirement plan.

Premiums paid in connection with a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Premiums paid in connection with a simplified employee pension plan to the lesser of (a) 25 percent of the Contract Owner’s compensation, or (b) $69,000. Premiums paid through salary reduction are subject to additional annual limits.

Withdrawals from Roth IRAs may be made tax-free under certain circumstances. Please consult your tax advisor for more details.

457 Programs

Deferrals by an eligible individual to a 457 Program generally are limited under Section 457(b) of the Internal Revenue Code to the lesser of (a) $23,000 in 2024, or (b) 100 percent of the Contract Owner’s includable compensation. If the Contract Owner participates in more than one 457 Program, the limit applies to contributions to all such programs. The Section 457(b) limit is increased during the last three (3) years ending before the Contract Owner reaches his normal retirement age under the 457 Program.

Employee Benefit Plans

Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

If an Owner of a Contract issued in connection with an Employee Benefit Plan who is a participant in the Plan receives a lump-sum distribution, the portion of the distribution equal to any Premiums that were taxable to the Contract Owner in the year when paid is generally received tax-free. The balance of the distribution will generally be treated as ordinary income.

Under an Employee Benefit Plan under Section 401 of the Code, when annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Premiums that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant’s investment. The portion so excluded is determined at the time the payments commence by dividing the Participant’s investment in the Contract by the expected return for Non- Qualified Plans and by a specific number of payments for Qualified Plans. The periodic payments in excess of this amount are taxable as ordinary income. Once the Participant’s investment has been recovered, the full annuity payment will be taxable. If the annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant’s final return. If the Contract Owner paid no Premiums that were taxable to the Contract Owner in the year made, there would be no portion excludable.

The applicable annual limits on premiums paid in connection with an Employee Benefit Plan depend upon the type of plan. Total premiums paid on behalf of a Contract Owner who is a Participant to all defined contribution plans maintained by an Employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $69,000 in 2024, or (b) 100 percent of a Participant’s annual compensation. Premiums paid through salary reduction to a cash-or-deferred arrangement under a profit-sharing plan are subject to additional annual limits. Premiums paid to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participant will receive under the plan formula. The maximum annual benefit any Participant may receive under an Employer’s defined benefit plan is limited under Section 415(b) of the Internal Revenue Code.

Tax Penalty for All Annuity Contracts

Any distribution made to a Contract Owner who is a Participant from an Employee Benefit Plan or a 408 Program other than on account of one or more of the following events will be subject to a 10 percent penalty tax on the amount distributed:

(a)  the Contract Owner has attained age 59 1/2;

(b)  the Contract Owner has died; or

(c)  the Contract Owner is disabled.

In addition, a distribution from an Employee Benefit Plan will not be subject to a 10 percent excise tax on the amount distributed if the Contract Owner is 55 and has separated from service. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to an excise tax. Certain other exceptions may apply. Consult your tax advisor.

Withholding for Employee Benefit Plans and Tax- Free Deferred Annuities

Distributions from an Employee Benefit Plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form a lump- sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory federal income tax withholding of 20 percent of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another Employee Benefit Plan or to an Individual Retirement Account under Code Section 408. The taxable amount is the amount of the distribution, less the amount allocable to after-tax Premiums.

All other types of distributions from Employee Benefit Plans and all distributions from Individual Retirement Accounts are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from annuity payments (other than those subject to mandatory 20 percent withholding) pursuant to the recipient’s withholding certificate.

If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three (3) withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10 percent rate.

Withholding on annuity payments and other distributions from the Contract will be made in accordance with regulations of the Internal Revenue Service.

PORTFOLIO COMPANIES UNDER THE CONTRACT

The following list of Portfolio Companies under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.oneamerica.com/prospectuses. You can request this information at no cost by calling 1-877-285-3863 or by sending an email to investments.rs@oneamerica.com.

FUND IDENTIFIER	ASSET CLASS	FUND NAME	SHARE CLASS
03-376	Foreign Equity	AB VPS International Growth Portfolio	A
03-377	Foreign Equity	AB VPS International Value Portfolio	A
03-378	Mid Cap Equity	AB VPS Small/Mid Cap Value Portfolio	A
03-500	Large Cap Equity	Alger Large Cap Growth Portfolio	I-2
03-515	Small Cap Equity	Alger Small Cap Growth Portfolio	I-2
03-410	Mid Cap Equity	American Century VP Capital Appreciation Fund	I
03-425	Balanced	American Century VP Income & Growth Fund	I
03-420	Foreign Equity	American Century VP International Fund	I
03-397	Mid Cap Equity	American Century VP Mid Cap Value Fund	II
03-122	Large Cap Equity	American Century VP Ultra Fund	I
03-520	Mid Cap Equity	Calvert VP SRI Mid Cap Growth Portfolio	N/A
03-382	Small Cap Equity	Columbia Variable Portfolio-Small Cap Value Fund	1
03-384	Specialty	Columbia Variable Portfolio-US Government Mortgage Fund	1
03-646	Small Cap Equity	BNY Mellon Investment Portfolios, Small Cap Stock Index Portfolio	Service
03-650	Specialty	BNY Mellon Investment Portfolios, Technology Growth Portfolio	Service
03-645	Large Cap Equity	BNY Mellon Variable Investment Fund, Appreciation Portfolio	Service
03-230	Balanced	Fidelity VIP Asset Manager Portfolio	Initial
03-245	Large Cap Equity	Fidelity VIP Contrafund Portfolio	Initial
03-205	Large Cap Equity	Fidelity VIP Equity-Income Portfolio	Initial
03-163	Managed Asset Allocation	Fidelity VIP Freedom 2005 Portfolio	Initial
03-162	Managed Asset Allocation	Fidelity VIP Freedom 2010 Portfolio	Initial
03-161	Managed Asset Allocation	Fidelity VIP Freedom 2015 Portfolio	Initial
03-159	Managed Asset Allocation	Fidelity VIP Freedom 2020 Portfolio	Initial
03-158	Managed Asset Allocation	Fidelity VIP Freedom 2025 Portfolio	Initial
03-157	Managed Asset Allocation	Fidelity VIP Freedom 2030 Portfolio	Initial
03-164	Managed Asset Allocation	Fidelity VIP Freedom Income Portfolio	Initial
03-210	Large Cap Equity	Fidelity VIP Growth Portfolio	Initial
03-215	High Yield Bond	Fidelity VIP High Income Portfolio	Initial
03-225	Large Cap Equity	Fidelity VIP Index 500 Portfolio	Initial
03-941	Mid Cap Equity	Fidelity VIP Mid Cap Portfolio	Service 2
03-220	Foreign Equity	Fidelity VIP Overseas Portfolio	Initial
03-908	Balanced	Franklin Allocation VIP Fund	1
03-906	Small Cap Equity	Franklin Small Cap Value VIP Fund	1

03-909	World Stock	Templeton Foreign VIP Fund	2
03-907	Intermediate Bond	Templeton Global Bond VIP Fund	1
03-CGK	Fixed Interest Cash	Goldman Sachs VIT Government Money Market Fund	Service
03-826	Large Cap Equity	Invesco V.I. Core Equity Fund	Series II
03-861	Large Cap Equity	Invesco V.I. Diversified Dividend Fund	Series I
03-825	Specialty	Invesco V.I. Global Real Estate Fund	Series I
03-815	Specialty	Invesco V.I. Health Care Fund	Series I
03-830	High Yield Bond	Invesco V.I. High Yield Fund	Series I
03-826	Foreign Equity	Invesco V.I. International Growth Fund	Series II
03-611	Balanced	Janus Henderson Balanced Portfolio	Service
03-607	Intermediate Bond	Janus Henderson Flexible Bond Portfolio	Institutional
03-602	Large Cap Equity	Janus Henderson Forty Portfolio	Institutional
03-606	World Stock	Janus Henderson Global Research Portfolio	Institutional
03-259	Mid Cap Equity	Janus Henderson Mid Cap Value Portfolio	Service
03-609	Foreign Equity	Janus Henderson Overseas Portfolio	Service
03-866	Mid Cap Equity	Neuberger Berman AMT Mid Cap Growth Portfolio	Service
03-870	Small Cap Equity	Neuberger Berman Mid Cap Intrinsic Value Portfolio	I
03-875	Short Term Bond	Neuberger Berman Short Duration Bond Portfolio	I
03-CPF	Intermediate Bond	Pioneer Bond VCT Portfolio	I
03-CPG	Large Cap Equity	Pioneer Equity Income VCT Portfolio	I
03-598	Mid Cap Equity	Pioneer Equity Income VCT Portfolio	II
03-596	Large Cap Equity	Pioneer Fund VCT Portfolio	I
03-597	Mid Cap Equity	Pioneer Select Mid Cap Growth VCT Portfolio	I
03-750	Small Cap Equity	Royce Capital Small-Cap Portfolio	Investor
03-124	Large Cap Equity	T. Rowe Price Blue Chip Growth Portfolio	N/A
03-580	Large Cap Equity	T. Rowe Price Equity Income Portfolio	N/A
03-585	Short Term Bond	T. Rowe Price Limited-Term Bond Portfolio	N/A
03-586	Mid Cap Equity	T. Rowe Price Mid-Cap Growth Portfolio	N/A
03-087	Balanced	TOPS Managed Risk Balanced ETF Portfolio	2
03-088	Balanced	TOPS Managed Risk Growth ETF Portfolio	2
03-086	Balanced	TOPS Managed Risk Moderate Growth ETF Portfolio	2
03-190	Large Cap Equity	Vanguard VIF Diversified Value Portfolio	N/A
03-118	Mid Cap Equity	Vanguard VIF Mid-Cap Index Portfolio	N/A
03-119	Small Cap Equity	Vanguard VIF Small Company Growth Portfolio	N/A
03-121	Intermediate Bond	Vanguard VIF Total Bond Market Index Portfolio	N/A

Report of Independent Registered Public Accounting Firm

To the Board of Directors of American United Life Insurance Company and the Contract Owners of AUL American Individual Variable Annuity Unit Trust:

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of AUL American Individual Variable Annuity Unit Trust indicated in the table below as of December 31, 2023, and the related statements of operations and of changes in net assets and financial highlights for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of AUL American Individual Variable Annuity Unit Trust as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB VPS Discovery Val Port A Class - 03-378 (1)	Invesco V.I. Diversified Dividend Fund Series I Class - 03-861 (1)
AB VPS International Growth Portfolio A Class - 03-376 (1)	Invesco V.I. Global Real Estate Fund Series I Class - 03-825 (1)
AB VPS International Value Portfolio A Class - 03-377 (1)	Invesco V.I. Health Care Fund Series I Class - 03-815 (1)
Alger Large Cap Growth Portfolio I-2 Class - 03-500 (1)	Invesco V.I. High Yield Fund Series I Class - 03-830 (1)
Alger Small Cap Growth Portfolio I-2 Class - 03-515 (1)	Invesco V.I. International Growth Fund Series II Class - 03-827 (1)
American Century VP Capital Appreciation Fund I Class - 03-410 (1)	Janus Henderson Balanced Portfolio Service Class - 03-611 (1)
American Century VP Income & Growth Fund I Class - 03-425 (1)	Janus Henderson Flexible Bond Portfolio Institutional Class - 03-607 (1)
American Century VP International Fund I Class - 03-420 (1)	Janus Henderson Forty Portfolio Institutional Class - 03-602 (1)
American Century VP Mid Cap Value Fund II Class - 03-397 (1)	Janus Henderson Global Research Portfolio Institutional Class - 03-606 (1)
American Century VP Ultra Fund I Class - 03-122 (1)	Janus Henderson Mid Cap Value Portfolio Service Class - 03-259 (1)
BNY Mellon Investment Portfolios, Small Cap Stock Index Port Ser Class - 03-646 (1)	Janus Henderson Overseas Portfolio Service Class - 03-609 (1)
BNY Mellon Investment Portfolios, Technology Growth Port Service Class - 03-650 (1)	Neuberger Berman AMT Mid Cap Growth Portfolio Service Class - 03-866 (1)
BNY Mellon Variable Investment Fund, Appreciation Portfolio Service Cl - 03-645 (1)	Neuberger Berman Mid Cap Intrinsic Value Portfolio I Class - 03-870 (1)
Calvert VP SRI Mid Cap Growth Portfolio - 03-520 (1)	Neuberger Berman Short Duration Bond Portfolio I Class - 03-875 (1)
Columbia Variable Portfolio-Small Cap Value Fund 1 Class - 03-382 (1)	Pioneer Bond VCT Portfolio I Class - 03-CPG (1)

PricewaterhouseCoopersLLP, 101 W. Washington Street, Suite 1300, Indianapolis, IN 46204
T:(317) 222 2202, F: (317) 940 7660, www.pwc.com/us

Columbia Variable Portfolio-US Government Mortgage Fund 1 Class - 03-384 (1)	Pioneer Equity Income VCT Portfolio I Class - 03-CPF (1)
Fidelity VIP Asset Manager Portfolio Initial Class - 03-230 (1)	Pioneer Equity Income VCT Portfolio II Class - 03-598 (1)
Fidelity VIP Contrafund Portfolio Initial Class - 03-245 (1)	Pioneer Fund VCT Portfolio I Class - 03-596 (1)
Fidelity VIP Equity-Income Portfolio Initial Class - 03-205 (1)	Pioneer Select Mid Cap Growth VCT Portfolio I Class - 03-597 (1)
Fidelity VIP Freedom 2005 Portfolio Initial Class - 03-163 (1)	Royce Capital Small-Cap Portfolio Investor Class - 03-750 (1)
Fidelity VIP Freedom 2010 Portfolio Initial Class - 03-162 (1)	T. Rowe Price Blue Chip Growth Portfolio - 03-124 (1)
Fidelity VIP Freedom 2015 Portfolio Initial Class - 03-161 (1)	T. Rowe Price Equity Income Portfolio - 03-580 (1)
Fidelity VIP Freedom 2020 Portfolio Initial Class - 03-159 (1)	T. Rowe Price Limited-Term Bond Portfolio - 03-585 (1)
Fidelity VIP Freedom 2025 Portfolio Initial Class - 03-158 (1)	T. Rowe Price Mid-Cap Growth Portfolio - 03-586 (1)
Fidelity VIP Freedom 2030 Portfolio Initial Class - 03-157 (1)	Templeton Foreign VIP Fund 2 Class - 03-909 (1)
Fidelity VIP Freedom Income Portfolio Initial Class - 03-164 (1)	Templeton Global Bond VIP Fund 1 Class - 03-907 (1)
Fidelity VIP Growth Portfolio Initial Class - 03-210 (1)	TOPS Managed Risk Balanced ETF Portfolio 2 Class - 03-087 (1)
Fidelity VIP High Income Portfolio Initial Class - 03-215 (1)	TOPS Managed Risk Growth ETF Portfolio 2 Class - 03-088 (1)
Fidelity VIP Index 500 Portfolio Initial Class - 03-225 (1)	TOPS Managed Risk Moderate Growth ETF Portfolio 2 Class - 03-086 (1)
Fidelity VIP Mid Cap Portfolio Service 2 Class - 03-941 (1)	Vanguard VIF Diversified Value Portfolio - 03-190 (1)
Fidelity VIP Overseas Portfolio Initial Class - 03-220 (1)	Vanguard VIF Mid-Cap Index Portfolio - 03-118 (1)
Franklin Allocation VIP Fund 1 Class - 03-908 (1)	Vanguard VIF Small Company Growth Portfolio - 03-119 (1)
Franklin Small Cap Value VIP Fund 1 Class - 03-906 (1)	Vanguard VIF Total Bond Market Index Portfolio - 03-121 (1)
Goldman Sachs VIT Government Money Market Fund Service Class - 03-CGK (1)
Invesco V.I. Core Equity Fund Series II Class - 03-826 (1)
(1) Statement of net assets as of December 31, 2023, statement of operations for the year ended December 31, 2023, statements of changes in net assets for the years ended December 31, 2023, and 2022, and financial highlights for the years or periods ended December 31, 2023, 2022, 2021, 2020, and 2019

2

Basis for Opinions

These financial statements are the responsibility of the American United Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of AUL American Individual Variable Annuity Unit Trust based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of AUL American Individual Variable Annuity Unit Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023, by correspondence with each mutual fund. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers

Indianapolis, Indiana

April 29, 2024

We have served as the auditor of one or more of the subaccounts of AUL American Individual Variable Annuity Unit Trust since 2000.

3

AUL American Individual Variable Annuity Unit Trust Columbia Variable Portfolio-Small Cap Value Fund 1 Class - 03-382

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$340,130	$370,065	26,202
Receivables: investments sold	-
Payables: investments purchased	(11)
Net assets	$340,119

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$18,490	967	$19.12
Band B	321,629	20,621	15.60
Total	$340,119	21,588

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,108
Mortality & expense charges and administrative fees (Band B)			(3,394)
Net investment income (loss)			(1,286)

Gain (loss) on investments:
Net realized gain (loss)			(18,880)
Realized gain distributions			20,354
Net change in unrealized appreciation (depreciation)			54,069
Net gain (loss)			55,543

Increase (decrease) in net assets from operations			$54,257

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,286)	$(1,142)
Net realized gain (loss)		(18,880)	(37,624)
Realized gain distributions		20,354	120,316
Net change in unrealized appreciation (depreciation)		54,069	(116,776)

Increase (decrease) in net assets from operations		54,257	(35,226)

Contract owner transactions:
Proceeds from units sold		101,363	39,114
Cost of units redeemed		(68,437)	(97,350)
Account charges		(1,013)	(699)
Increase (decrease)		31,913	(58,935)
Net increase (decrease)		86,170	(94,161)
Net assets, beginning		253,949	348,110
Net assets, ending		$340,119	$253,949

Units sold		7,161	2,735
Units redeemed		(4,787)	(7,345)
Net increase (decrease)		2,374	(4,610)
Units outstanding, beginning		19,214	23,824
Units outstanding, ending		21,588	19,214

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$27,973,495
Cost of units redeemed			(31,762,348)
Account charges			(674,640)
Net investment income (loss)			(255,021)
Net realized gain (loss)			340,130
Realized gain distributions			4,748,438
Net change in unrealized appreciation (depreciation)			(29,935)
Net assets			$340,119

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$19.12	1	$18	N/A	21.9%	12/31/2023	$15.60	21	$322	1.30%	20.4%
12/31/2022	15.68	2	29	N/A	-8.7%	12/31/2022	12.96	17	225	1.30%	-9.9%
12/31/2021	17.17	2	34	N/A	29.2%	12/31/2021	14.38	22	314	1.30%	27.5%
12/31/2020	13.29	1	15	N/A	8.8%	12/31/2020	11.27	23	262	1.30%	7.4%
12/31/2019	12.22	1	13	N/A	21.3%	12/31/2019	10.50	36	374	1.30%	19.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.7%
2022	0.8%
2021	0.7%
2020	0.5%
2019	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Columbia Variable Portfolio-US Government Mortgage Fund 1 Class - 03-384

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$49,353	$56,272	5,526
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$49,352

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$11,068	1,877	$5.90
Band B	38,284	7,655	5.00
Total	$49,352	9,532

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,353
Mortality & expense charges and administrative fees (Band B)			(498)
Net investment income (loss)			855

Gain (loss) on investments:
Net realized gain (loss)			(668)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,934
Net gain (loss)			1,266

Increase (decrease) in net assets from operations			$2,121

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$855	$167
Net realized gain (loss)		(668)	(5,447)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,934	(10,389)

Increase (decrease) in net assets from operations		2,121	(15,669)

Contract owner transactions:
Proceeds from units sold		1,688	321
Cost of units redeemed		(3,035)	(148,503)
Account charges		(146)	(319)
Increase (decrease)		(1,493)	(148,501)
Net increase (decrease)		628	(164,170)
Net assets, beginning		48,724	212,894
Net assets, ending		$49,352	$48,724

Units sold		290	49
Units redeemed		(659)	(27,403)
Net increase (decrease)		(369)	(27,354)
Units outstanding, beginning		9,901	37,255
Units outstanding, ending		9,532	9,901

* Date of Fund Inception into Variable Account: 4 /28 /2011
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$379,828
Cost of units redeemed			(331,898)
Account charges			(7,089)
Net investment income (loss)			17,195
Net realized gain (loss)			(7,131)
Realized gain distributions			5,366
Net change in unrealized appreciation (depreciation)			(6,919)
Net assets			$49,352

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.90	2	$11	N/A	5.7%	12/31/2023	$5.00	8	$38	1.30%	4.3%
12/31/2022	5.58	2	9	N/A	-14.1%	12/31/2022	4.79	8	40	1.30%	-15.2%
12/31/2021	6.50	3	17	N/A	-1.0%	12/31/2021	5.66	35	196	1.30%	-2.2%
12/31/2020	6.56	3	17	N/A	5.1%	12/31/2020	5.78	35	204	1.30%	3.7%
12/31/2019	6.24	3	18	N/A	6.7%	12/31/2019	5.58	35	193	1.30%	5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.8%
2022	0.9%
2021	2.1%
2020	2.7%
2019	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Invesco V.I. Diversified Dividend Fund Series I Class - 03-861

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$179,729	$187,217	7,414
Receivables: investments sold	-
Payables: investments purchased	(5)
Net assets	$179,724

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$36,623	2,409	$15.20
Band B	143,101	11,098	12.89
Total	$179,724	13,507

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$3,430
Mortality & expense charges and administrative fees (Band B)			(1,803)
Net investment income (loss)			1,627

Gain (loss) on investments:
Net realized gain (loss)			(1,828)
Realized gain distributions			14,127
Net change in unrealized appreciation (depreciation)			(115)
Net gain (loss)			12,184

Increase (decrease) in net assets from operations			$13,811

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,627	$1,517
Net realized gain (loss)		(1,828)	7,272
Realized gain distributions		14,127	22,661
Net change in unrealized appreciation (depreciation)		(115)	(36,290)

Increase (decrease) in net assets from operations		13,811	(4,840)

Contract owner transactions:
Proceeds from units sold		1,401	68,631
Cost of units redeemed		(82,809)	(51,852)
Account charges		(1,109)	(1,006)
Increase (decrease)		(82,517)	15,773
Net increase (decrease)		(68,706)	10,933
Net assets, beginning		248,430	237,497
Net assets, ending		$179,724	$248,430

Units sold		102	4,856
Units redeemed		(6,125)	(3,849)
Net increase (decrease)		(6,023)	1,007
Units outstanding, beginning		19,530	18,523
Units outstanding, ending		13,507	19,530

* Date of Fund Inception into Variable Account: 4 /28 /2011
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,302,254
Cost of units redeemed			(2,479,617)
Account charges			(45,464)
Net investment income (loss)			58,881
Net realized gain (loss)			226,981
Realized gain distributions			124,177
Net change in unrealized appreciation (depreciation)			(7,488)
Net assets			$179,724

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$15.20	2	$37	N/A	9.0%	12/31/2023	$12.89	11	$143	1.30%	7.6%
12/31/2022	13.94	7	103	N/A	-1.7%	12/31/2022	11.98	12	146	1.30%	-2.9%
12/31/2021	14.18	5	69	N/A	18.9%	12/31/2021	12.34	14	169	1.30%	17.4%
12/31/2020	11.93	6	74	N/A	0.1%	12/31/2020	10.52	14	151	1.30%	-1.2%
12/31/2019	11.91	6	71	N/A	25.1%	12/31/2019	10.64	29	309	1.30%	23.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.6%
2022	1.4%
2021	2.2%
2020	2.3%
2019	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Invesco V.I. Health Care Fund Series I Class - 03-815

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$805,156	$874,550	31,074
Receivables: investments sold	-
Payables: investments purchased	(11)
Net assets	$805,145

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$218,122	9,938	$21.95
Band B	587,023	26,763	21.93
Total	$805,145	36,701

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges and administrative fees (Band B)			(8,201)
Net investment income (loss)			(8,201)

Gain (loss) on investments:
Net realized gain (loss)			(25,108)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			47,845
Net gain (loss)			22,737

Increase (decrease) in net assets from operations			$14,536

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(8,201)	$(10,225)
Net realized gain (loss)		(25,108)	4,650
Realized gain distributions		-	135,400
Net change in unrealized appreciation (depreciation)		47,845	(321,505)

Increase (decrease) in net assets from operations		14,536	(191,680)

Contract owner transactions:
Proceeds from units sold		9,550	12,040
Cost of units redeemed		(177,544)	(229,019)
Account charges		(3,359)	(4,040)
Increase (decrease)		(171,353)	(221,019)
Net increase (decrease)		(156,817)	(412,699)
Net assets, beginning		961,962	1,374,661
Net assets, ending		$805,145	$961,962

Units sold		518	558
Units redeemed		(8,547)	(10,693)
Net increase (decrease)		(8,029)	(10,135)
Units outstanding, beginning		44,730	54,865
Units outstanding, ending		36,701	44,730

* Date of Fund Inception into Variable Account: 8 /28 /2001
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$5,451,427
Cost of units redeemed			(5,899,283)
Account charges			(200,422)
Net investment income (loss)			(163,556)
Net realized gain (loss)			363,793
Realized gain distributions			1,322,580
Net change in unrealized appreciation (depreciation)			(69,394)
Net assets			$805,145

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$21.95	10	$218	N/A	3.0%	12/31/2023	$21.93	27	$587	1.30%	1.7%
12/31/2022	21.30	11	226	N/A	-13.3%	12/31/2022	21.57	34	736	1.30%	-14.4%
12/31/2021	24.58	13	324	N/A	12.3%	12/31/2021	25.21	42	1,050	1.30%	10.8%
12/31/2020	21.89	17	380	N/A	14.5%	12/31/2020	22.74	46	1,053	1.30%	13.0%
12/31/2019	19.12	17	331	N/A	32.5%	12/31/2019	20.13	51	1,028	1.30%	30.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.2%
2020	0.3%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Invesco V.I. Global Real Estate Fund Series I Class - 03-825

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,036,617	$1,116,073	74,148
Receivables: investments sold	-
Payables: investments purchased	(8)
Net assets	$1,036,609

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$172,609	7,772	$22.21
Band B	864,000	54,486	15.86
Total	$1,036,609	62,258

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$14,316
Mortality & expense charges and administrative fees (Band B)			(10,061)
Net investment income (loss)			4,255

Gain (loss) on investments:
Net realized gain (loss)			(47,958)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			117,973
Net gain (loss)			70,015

Increase (decrease) in net assets from operations			$74,270

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,255	$18,637
Net realized gain (loss)		(47,958)	(7,746)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		117,973	(347,472)

Increase (decrease) in net assets from operations		74,270	(336,581)

Contract owner transactions:
Proceeds from units sold		309,111	30,052
Cost of units redeemed		(241,487)	(164,486)
Account charges		(5,074)	(4,116)
Increase (decrease)		62,550	(138,550)
Net increase (decrease)		136,820	(475,131)
Net assets, beginning		899,789	1,374,920
Net assets, ending		$1,036,609	$899,789

Units sold		20,576	1,851
Units redeemed		(15,946)	(9,808)
Net increase (decrease)		4,630	(7,957)
Units outstanding, beginning		57,628	65,585
Units outstanding, ending		62,258	57,628

* Date of Fund Inception into Variable Account: 8 /28 /2001
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$69,930,388
Cost of units redeemed			(76,625,629)
Account charges			(1,956,147)
Net investment income (loss)			5,593,879
Net realized gain (loss)			(346,770)
Realized gain distributions			4,520,344
Net change in unrealized appreciation (depreciation)			(79,456)
Net assets			$1,036,609

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$22.21	8	$173	N/A	9.0%	12/31/2023	$15.86	54	$864	1.30%	7.6%
12/31/2022	20.37	9	184	N/A	-24.9%	12/31/2022	14.73	49	716	1.30%	-25.9%
12/31/2021	27.13	10	266	N/A	25.7%	12/31/2021	19.88	56	1,109	1.30%	24.1%
12/31/2020	21.58	36	768	N/A	-12.3%	12/31/2020	16.02	702	11,242	1.30%	-13.5%
12/31/2019	24.61	38	932	N/A	23.0%	12/31/2019	18.51	769	14,237	1.30%	21.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.5%
2022	2.6%
2021	0.5%
2020	4.4%
2019	4.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Invesco V.I. High Yield Fund Series I Class - 03-830

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$537,158	$597,158	114,528
Receivables: investments sold	-
Payables: investments purchased	(14)
Net assets	$537,144

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$41,809	2,981	$14.03
Band B	495,335	45,605	10.86
Total	$537,144	48,586

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$27,528
Mortality & expense charges and administrative fees (Band B)			(6,987)
Net investment income (loss)			20,541

Gain (loss) on investments:
Net realized gain (loss)			(18,276)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			45,318
Net gain (loss)			27,042

Increase (decrease) in net assets from operations			$47,583

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$20,541	$21,967
Net realized gain (loss)		(18,276)	(40,960)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		45,318	(89,441)

Increase (decrease) in net assets from operations		47,583	(108,434)

Contract owner transactions:
Proceeds from units sold		2,145	13,829
Cost of units redeemed		(137,882)	(307,569)
Account charges		(1,577)	(2,283)
Increase (decrease)		(137,314)	(296,023)
Net increase (decrease)		(89,731)	(404,457)
Net assets, beginning		626,875	1,031,332
Net assets, ending		$537,144	$626,875

Units sold		218	1,497
Units redeemed		(13,440)	(30,535)
Net increase (decrease)		(13,222)	(29,038)
Units outstanding, beginning		61,808	90,846
Units outstanding, ending		48,586	61,808

* Date of Fund Inception into Variable Account: 4 /29 /2004
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$51,060,142
Cost of units redeemed			(57,655,504)
Account charges			(1,337,957)
Net investment income (loss)			9,835,575
Net realized gain (loss)			(1,305,112)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(60,000)
Net assets			$537,144

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$14.03	3	$42	N/A	10.2%	12/31/2023	$10.86	46	$495	1.30%	8.8%
12/31/2022	12.73	4	45	N/A	-9.6%	12/31/2022	9.99	58	582	1.30%	-10.7%
12/31/2021	14.07	5	74	N/A	4.4%	12/31/2021	11.19	86	958	1.30%	3.0%
12/31/2020	13.48	6	80	N/A	3.3%	12/31/2020	10.86	118	1,285	1.30%	2.0%
12/31/2019	13.05	9	120	N/A	13.5%	12/31/2019	10.65	140	1,493	1.30%	12.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.7%
2022	3.8%
2021	4.1%
2020	5.0%
2019	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Invesco V.I. Core Equity Fund Series II Class - 03-826

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$594	$606	20
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$594

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$-	-	$20.56
Band B	594	35	16.99
Total	$594	35

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2
Mortality & expense charges and administrative fees (Band B)			(8)
Net investment income (loss)			(6)

Gain (loss) on investments:
Net realized gain (loss)			(61)
Realized gain distributions			13
Net change in unrealized appreciation (depreciation)			179
Net gain (loss)			131

Increase (decrease) in net assets from operations			$125

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6)	$(5)
Net realized gain (loss)		(61)	(4)
Realized gain distributions		13	113
Net change in unrealized appreciation (depreciation)		179	(292)

Increase (decrease) in net assets from operations		125	(188)

Contract owner transactions:
Proceeds from units sold		(1)	1
Cost of units redeemed		(192)	-
Account charges		(1)	(3)
Increase (decrease)		(194)	(2)
Net increase (decrease)		(69)	(190)
Net assets, beginning		663	853
Net assets, ending		$594	$663

Units sold		-	(1)
Units redeemed		(12)	-
Net increase (decrease)		(12)	(1)
Units outstanding, beginning		47	48
Units outstanding, ending		35	47

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$107,475
Cost of units redeemed			(117,453)
Account charges			(584)
Net investment income (loss)			(909)
Net realized gain (loss)			7,574
Realized gain distributions			4,503
Net change in unrealized appreciation (depreciation)			(12)
Net assets			$594

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$20.56	0	$0	N/A	23.1%	12/31/2023	$16.99	0	$1	1.30%	21.5%
12/31/2022	16.70	0	0	N/A	-20.8%	12/31/2022	13.99	0	1	1.30%	-21.8%
12/31/2021	21.08	0	0	N/A	27.4%	12/31/2021	17.88	0	1	1.30%	25.7%
12/31/2020	16.55	0	0	N/A	13.6%	12/31/2020	14.22	0	1	1.30%	12.1%
12/31/2019	14.57	0	0	N/A	28.7%	12/31/2019	12.68	0	1	1.30%	27.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.3%
2022	0.5%
2021	0.4%
2020	3.7%
2019	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Invesco V.I. International Growth Fund Series II Class - 03-827

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$185,116	$171,002	5,529
Receivables: investments sold	-
Payables: investments purchased	(18)
Net assets	$185,098

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$33,440	2,350	$14.23
Band B	151,658	12,896	11.76
Total	$185,098	15,246

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges and administrative fees (Band B)			(1,912)
Net investment income (loss)			(1,912)

Gain (loss) on investments:
Net realized gain (loss)			50
Realized gain distributions			130
Net change in unrealized appreciation (depreciation)			28,956
Net gain (loss)			29,136

Increase (decrease) in net assets from operations			$27,224

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,912)	$115
Net realized gain (loss)		50	6,870
Realized gain distributions		130	19,695
Net change in unrealized appreciation (depreciation)		28,956	(83,966)

Increase (decrease) in net assets from operations		27,224	(57,286)

Contract owner transactions:
Proceeds from units sold		1,730	3,419
Cost of units redeemed		(12,914)	(82,333)
Account charges		(666)	(736)
Increase (decrease)		(11,850)	(79,650)
Net increase (decrease)		15,374	(136,936)
Net assets, beginning		169,724	306,660
Net assets, ending		$185,098	$169,724

Units sold		139	307
Units redeemed		(1,238)	(7,967)
Net increase (decrease)		(1,099)	(7,660)
Units outstanding, beginning		16,345	24,005
Units outstanding, ending		15,246	16,345

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$48,078,927
Cost of units redeemed			(63,088,044)
Account charges			(1,211,266)
Net investment income (loss)			23,501
Net realized gain (loss)			16,291,324
Realized gain distributions			76,542
Net change in unrealized appreciation (depreciation)			14,114
Net assets			$185,098

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$14.23	2	$33	N/A	17.9%	12/31/2023	$11.76	13	$152	1.30%	16.3%
12/31/2022	12.07	2	28	N/A	-18.5%	12/31/2022	10.11	14	142	1.30%	-19.6%
12/31/2021	14.81	2	33	N/A	5.6%	12/31/2021	12.56	22	273	1.30%	4.2%
12/31/2020	14.03	3	43	N/A	13.7%	12/31/2020	12.05	28	337	1.30%	12.3%
12/31/2019	12.33	3	39	N/A	28.2%	12/31/2019	10.74	32	345	1.30%	26.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	1.1%
2021	1.0%
2020	1.9%
2019	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust T. Rowe Price Equity Income Portfolio - 03-580

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,042,783	$4,769,420	181,650
Receivables: investments sold	-
Payables: investments purchased	(146)
Net assets	$5,042,637

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$2,341,308	91,512	$25.58
Band B	2,701,329	130,101	20.76
Total	$5,042,637	221,613

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$108,486
Mortality & expense charges and administrative fees (Band B)			(38,447)
Net investment income (loss)			70,039

Gain (loss) on investments:
Net realized gain (loss)			39,429
Realized gain distributions			209,168
Net change in unrealized appreciation (depreciation)			108,805
Net gain (loss)			357,402

Increase (decrease) in net assets from operations			$427,441

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$70,039	$67,564
Net realized gain (loss)		39,429	263,407
Realized gain distributions		209,168	304,961
Net change in unrealized appreciation (depreciation)		108,805	(909,456)

Increase (decrease) in net assets from operations		427,441	(273,524)

Contract owner transactions:
Proceeds from units sold		114,254	851,118
Cost of units redeemed		(1,323,155)	(2,464,602)
Account charges		(40,078)	(50,461)
Increase (decrease)		(1,248,979)	(1,663,945)
Net increase (decrease)		(821,538)	(1,937,469)
Net assets, beginning		5,864,175	7,801,644
Net assets, ending		$5,042,637	$5,864,175

Units sold		6,146	46,722
Units redeemed		(67,560)	(127,562)
Net increase (decrease)		(61,414)	(80,840)
Units outstanding, beginning		283,027	363,867
Units outstanding, ending		221,613	283,027

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$80,466,050
Cost of units redeemed			(95,667,223)
Account charges			(3,625,947)
Net investment income (loss)			4,536,135
Net realized gain (loss)			7,768,159
Realized gain distributions			11,292,100
Net change in unrealized appreciation (depreciation)			273,363
Net assets			$5,042,637

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$25.58	92	$2,341	N/A	9.5%	12/31/2023	$20.76	130	$2,701	1.30%	8.1%
12/31/2022	23.36	103	2,414	N/A	-3.3%	12/31/2022	19.20	180	3,450	1.30%	-4.6%
12/31/2021	24.16	119	2,864	N/A	25.5%	12/31/2021	20.13	245	4,938	1.30%	23.9%
12/31/2020	19.25	140	2,685	N/A	1.2%	12/31/2020	16.24	278	4,520	1.30%	-0.1%
12/31/2019	19.02	162	3,085	N/A	26.4%	12/31/2019	16.26	320	5,209	1.30%	24.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.0%
2022	1.8%
2021	1.6%
2020	2.0%
2019	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust T. Rowe Price Blue Chip Growth Portfolio - 03-124

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,149,867	$2,285,260	68,190
Receivables: investments sold	-
Payables: investments purchased	(114)
Net assets	$3,149,753

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$325,851	9,004	$36.19
Band B	2,823,902	99,462	28.39
Total	$3,149,753	108,466

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges and administrative fees (Band B)			(157,285)
Net investment income (loss)			(157,285)

Gain (loss) on investments:
Net realized gain (loss)			3,899,656
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,120,713
Net gain (loss)			7,020,369

Increase (decrease) in net assets from operations			$6,863,084

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(157,285)	$(363,242)
Net realized gain (loss)		3,899,656	1,582,951
Realized gain distributions		-	1,244,425
Net change in unrealized appreciation (depreciation)		3,120,713	(18,574,815)

Increase (decrease) in net assets from operations		6,863,084	(16,110,681)

Contract owner transactions:
Proceeds from units sold		622,457	4,189,273
Cost of units redeemed		(27,590,463)	(6,601,826)
Account charges		(63,531)	(148,657)
Increase (decrease)		(27,031,537)	(2,561,210)
Net increase (decrease)		(20,168,453)	(18,671,891)
Net assets, beginning		23,318,206	41,990,097
Net assets, ending		$3,149,753	$23,318,206

Units sold		24,473	177,172
Units redeemed		(1,111,781)	(290,774)
Net increase (decrease)		(1,087,308)	(113,602)
Units outstanding, beginning		1,195,774	1,309,376
Units outstanding, ending		108,466	1,195,774

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$97,721,418
Cost of units redeemed			(148,648,414)
Account charges			(2,983,466)
Net investment income (loss)			(5,930,421)
Net realized gain (loss)			52,689,072
Realized gain distributions			9,436,957
Net change in unrealized appreciation (depreciation)			864,607
Net assets			$3,149,753

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$36.19	9	$326	N/A	49.3%	12/31/2023	$28.39	99	$2,824	1.30%	47.4%
12/31/2022	24.24	56	1,368	N/A	-38.5%	12/31/2022	19.27	1,139	21,950	1.30%	-39.3%
12/31/2021	39.42	57	2,228	N/A	17.6%	12/31/2021	31.74	1,253	39,762	1.30%	16.1%
12/31/2020	33.51	62	2,068	N/A	34.3%	12/31/2020	27.34	1,240	33,899	1.30%	32.5%
12/31/2019	24.96	77	1,925	N/A	29.9%	12/31/2019	20.62	1,609	33,180	1.30%	28.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust T. Rowe Price Mid-Cap Growth Portfolio - 03-586

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,476,600	$3,242,204	119,425
Receivables: investments sold	-
Payables: investments purchased	(101)
Net assets	$3,476,499

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$1,822,394	41,903	$43.49
Band B	1,654,105	39,354	42.03
Total	$3,476,499	81,257

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges and administrative fees (Band B)			(20,591)
Net investment income (loss)			(20,591)

Gain (loss) on investments:
Net realized gain (loss)			11,787
Realized gain distributions			208,646
Net change in unrealized appreciation (depreciation)			397,878
Net gain (loss)			618,311

Increase (decrease) in net assets from operations			$597,720

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(20,591)	$(26,410)
Net realized gain (loss)		11,787	31,240
Realized gain distributions		208,646	106,999
Net change in unrealized appreciation (depreciation)		397,878	(1,249,680)

Increase (decrease) in net assets from operations		597,720	(1,137,851)

Contract owner transactions:
Proceeds from units sold		64,351	35,603
Cost of units redeemed		(578,466)	(506,339)
Account charges		(29,954)	(26,284)
Increase (decrease)		(544,069)	(497,020)
Net increase (decrease)		53,651	(1,634,871)
Net assets, beginning		3,422,848	5,057,719
Net assets, ending		$3,476,499	$3,422,848

Units sold		1,634	1,158
Units redeemed		(15,819)	(14,204)
Net increase (decrease)		(14,185)	(13,046)
Units outstanding, beginning		95,442	108,488
Units outstanding, ending		81,257	95,442

* Date of Fund Inception into Variable Account: 5 /1 /2000
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$62,205,257
Cost of units redeemed			(75,577,604)
Account charges			(1,779,058)
Net investment income (loss)			(1,521,723)
Net realized gain (loss)			6,548,496
Realized gain distributions			13,366,735
Net change in unrealized appreciation (depreciation)			234,396
Net assets			$3,476,499

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$43.49	42	$1,822	N/A	20.0%	12/31/2023	$42.03	39	$1,654	1.30%	18.4%
12/31/2022	36.25	46	1,676	N/A	-22.6%	12/31/2022	35.50	49	1,747	1.30%	-23.6%
12/31/2021	46.83	49	2,301	N/A	14.8%	12/31/2021	46.45	59	2,757	1.30%	13.4%
12/31/2020	40.77	54	2,199	N/A	23.8%	12/31/2020	40.97	81	3,309	1.30%	22.2%
12/31/2019	32.93	59	1,933	N/A	31.3%	12/31/2019	33.53	99	3,333	1.30%	29.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust T. Rowe Price Limited-Term Bond Portfolio - 03-585

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,027,967	$1,081,022	220,588
Receivables: investments sold	-
Payables: investments purchased	(26)
Net assets	$1,027,941

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$337,864	34,246	$9.87
Band B	690,077	113,535	6.08
Total	$1,027,941	147,781

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$35,314
Mortality & expense charges and administrative fees (Band B)			(9,502)
Net investment income (loss)			25,812

Gain (loss) on investments:
Net realized gain (loss)			(11,423)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			27,925
Net gain (loss)			16,502

Increase (decrease) in net assets from operations			$42,314

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$25,812	$13,076
Net realized gain (loss)		(11,423)	(26,039)
Realized gain distributions		-	1,828
Net change in unrealized appreciation (depreciation)		27,925	(74,903)

Increase (decrease) in net assets from operations		42,314	(86,038)

Contract owner transactions:
Proceeds from units sold		12,456	52,322
Cost of units redeemed		(169,545)	(517,336)
Account charges		(7,025)	(8,887)
Increase (decrease)		(164,114)	(473,901)
Net increase (decrease)		(121,800)	(559,939)
Net assets, beginning		1,149,741	1,709,680
Net assets, ending		$1,027,941	$1,149,741

Units sold		2,012	9,727
Units redeemed		(28,613)	(85,346)
Net increase (decrease)		(26,601)	(75,619)
Units outstanding, beginning		174,382	250,001
Units outstanding, ending		147,781	174,382

* Date of Fund Inception into Variable Account: 5 /1 /2000
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$154,926,133
Cost of units redeemed			(156,217,627)
Account charges			(3,694,647)
Net investment income (loss)			6,050,535
Net realized gain (loss)			(655,070)
Realized gain distributions			671,672
Net change in unrealized appreciation (depreciation)			(53,055)
Net assets			$1,027,941

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$9.87	34	$338	N/A	4.9%	12/31/2023	$6.08	114	$690	1.30%	3.6%
12/31/2022	9.40	36	337	N/A	-4.5%	12/31/2022	5.87	139	813	1.30%	-5.7%
12/31/2021	9.85	42	417	N/A	0.1%	12/31/2021	6.23	208	1,293	1.30%	-1.2%
12/31/2020	9.83	51	502	N/A	4.7%	12/31/2020	6.30	207	1,304	1.30%	3.4%
12/31/2019	9.39	59	550	N/A	4.4%	12/31/2019	6.09	203	1,239	1.30%	3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.2%
2022	1.9%
2021	1.3%
2020	2.0%
2019	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Alger Small Cap Growth Portfolio I-2 Class - 03-515

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,778,682	$2,357,921	107,601
Receivables: investments sold	-
Payables: investments purchased	(31)
Net assets	$1,778,651

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$1,171,360	77,322	$15.15
Band B	607,291	20,793	29.21
Total	$1,778,651	98,115

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges and administrative fees (Band B)			(18,951)
Net investment income (loss)			(18,951)

Gain (loss) on investments:
Net realized gain (loss)			(2,225,406)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,644,006
Net gain (loss)			418,600

Increase (decrease) in net assets from operations			$399,649

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(18,951)	$(39,392)
Net realized gain (loss)		(2,225,406)	(620,309)
Realized gain distributions		-	682,749
Net change in unrealized appreciation (depreciation)		2,644,006	(2,358,316)

Increase (decrease) in net assets from operations		399,649	(2,335,268)

Contract owner transactions:
Proceeds from units sold		78,528	682,925
Cost of units redeemed		(2,368,369)	(729,362)
Account charges		(18,879)	(28,226)
Increase (decrease)		(2,308,720)	(74,663)
Net increase (decrease)		(1,909,071)	(2,409,931)
Net assets, beginning		3,687,722	6,097,653
Net assets, ending		$1,778,651	$3,687,722

Units sold		5,486	25,527
Units redeemed		(95,927)	(28,447)
Net increase (decrease)		(90,441)	(2,920)
Units outstanding, beginning		188,556	191,476
Units outstanding, ending		98,115	188,556

* Date of Fund Inception into Variable Account: 5 /1 /2000
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,743,650,680
Cost of units redeemed			(1,750,364,459)
Account charges			(1,805,326)
Net investment income (loss)			(1,784,581)
Net realized gain (loss)			2,487,413
Realized gain distributions			10,174,163
Net change in unrealized appreciation (depreciation)			(579,239)
Net assets			$1,778,651

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$15.15	77	$1,171	N/A	16.5%	12/31/2023	$29.21	21	$607	1.30%	15.0%
12/31/2022	13.00	89	1,156	N/A	-38.0%	12/31/2022	25.40	100	2,532	1.30%	-38.8%
12/31/2021	20.98	90	1,891	N/A	-6.1%	12/31/2021	41.51	101	4,206	1.30%	-7.3%
12/31/2020	22.33	113	2,521	N/A	67.2%	12/31/2020	44.77	266	11,930	1.30%	65.0%
12/31/2019	13.36	96	1,281	N/A	29.3%	12/31/2019	27.13	41	1,122	1.30%	27.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	1.5%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Alger Large Cap Growth Portfolio I-2 Class - 03-500

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,009,546	$5,862,026	96,279
Receivables: investments sold	236
Payables: investments purchased	-
Net assets	$6,009,782

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$4,316,613	185,950	$23.21
Band B	1,693,169	58,190	29.10
Total	$6,009,782	244,140

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges and administrative fees (Band B)			(22,313)
Net investment income (loss)			(22,313)

Gain (loss) on investments:
Net realized gain (loss)			(241,529)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,867,668
Net gain (loss)			1,626,139

Increase (decrease) in net assets from operations			$1,603,826

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(22,313)	$(33,951)
Net realized gain (loss)		(241,529)	47,992
Realized gain distributions		-	314,414
Net change in unrealized appreciation (depreciation)		1,867,668	(4,318,273)

Increase (decrease) in net assets from operations		1,603,826	(3,989,818)

Contract owner transactions:
Proceeds from units sold		42,959	177,135
Cost of units redeemed		(1,155,216)	(1,305,324)
Account charges		(54,955)	(67,387)
Increase (decrease)		(1,167,212)	(1,195,576)
Net increase (decrease)		436,614	(5,185,394)
Net assets, beginning		5,573,168	10,758,562
Net assets, ending		$6,009,782	$5,573,168

Units sold		2,622	7,638
Units redeemed		(54,131)	(56,615)
Net increase (decrease)		(51,509)	(48,977)
Units outstanding, beginning		295,649	344,626
Units outstanding, ending		244,140	295,649

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$265,561,453
Cost of units redeemed			(267,058,455)
Account charges			(3,104,350)
Net investment income (loss)			2,584,732
Net realized gain (loss)			(55,212)
Realized gain distributions			7,934,094
Net change in unrealized appreciation (depreciation)			147,520
Net assets			$6,009,782

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$23.21	186	$4,317	N/A	32.7%	12/31/2023	$29.10	58	$1,693	1.30%	31.0%
12/31/2022	17.50	211	3,691	N/A	-38.7%	12/31/2022	22.22	85	1,883	1.30%	-39.4%
12/31/2021	28.52	231	6,587	N/A	11.8%	12/31/2021	36.69	114	4,172	1.30%	10.4%
12/31/2020	25.50	249	6,361	N/A	67.0%	12/31/2020	33.24	128	4,259	1.30%	64.9%
12/31/2019	15.27	276	4,218	N/A	27.4%	12/31/2019	20.16	157	3,166	1.30%	25.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.2%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust AB VPS International Growth Portfolio A Class - 03-376

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,164	$13,968	680
Receivables: investments sold	-
Payables: investments purchased	2
Net assets	$12,166

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$4,021	591	$6.80
Band B	8,145	1,467	5.55
Total	$12,166	2,058

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges and administrative fees (Band B)			(162)
Net investment income (loss)			(162)

Gain (loss) on investments:
Net realized gain (loss)			(3,285)
Realized gain distributions			426
Net change in unrealized appreciation (depreciation)			5,430
Net gain (loss)			2,571

Increase (decrease) in net assets from operations			$2,409

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(162)	$(325)
Net realized gain (loss)		(3,285)	689
Realized gain distributions		426	4,704
Net change in unrealized appreciation (depreciation)		5,430	(16,804)

Increase (decrease) in net assets from operations		2,409	(11,736)

Contract owner transactions:
Proceeds from units sold		1	2,971
Cost of units redeemed		(17,850)	(9,526)
Account charges		(64)	(157)
Increase (decrease)		(17,913)	(6,712)
Net increase (decrease)		(15,504)	(18,448)
Net assets, beginning		27,670	46,118
Net assets, ending		$12,166	$27,670

Units sold		(1)	539
Units redeemed		(3,358)	(1,367)
Net increase (decrease)		(3,359)	(828)
Units outstanding, beginning		5,417	6,245
Units outstanding, ending		2,058	5,417

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$368,401
Cost of units redeemed			(393,423)
Account charges			(7,485)
Net investment income (loss)			2,278
Net realized gain (loss)			29,150
Realized gain distributions			15,049
Net change in unrealized appreciation (depreciation)			(1,804)
Net assets			$12,166

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$6.80	1	$4	N/A	12.6%	12/31/2023	$5.55	1	$8	1.30%	11.2%
12/31/2022	6.04	1	4	N/A	-27.6%	12/31/2022	4.99	5	24	1.30%	-28.5%
12/31/2021	8.35	2	15	N/A	8.2%	12/31/2021	6.99	4	31	1.30%	6.9%
12/31/2020	7.71	2	14	N/A	29.9%	12/31/2020	6.54	6	38	1.30%	28.3%
12/31/2019	5.93	2	14	N/A	27.5%	12/31/2019	5.10	11	56	1.30%	25.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	1.1%
2019	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust AB VPS Discovery Val Port A Class - 03-378

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$266,733	$291,601	15,060
Receivables: investments sold	-
Payables: investments purchased	(7)
Net assets	$266,726

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$68,065	3,772	$18.04
Band B	198,661	13,497	14.72
Total	$266,726	17,269

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,734
Mortality & expense charges and administrative fees (Band B)			(2,504)
Net investment income (loss)			230

Gain (loss) on investments:
Net realized gain (loss)			(3,258)
Realized gain distributions			21,541
Net change in unrealized appreciation (depreciation)			18,590
Net gain (loss)			36,873

Increase (decrease) in net assets from operations			$37,103

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$230	$232
Net realized gain (loss)		(3,258)	(6,793)
Realized gain distributions		21,541	48,637
Net change in unrealized appreciation (depreciation)		18,590	(108,906)

Increase (decrease) in net assets from operations		37,103	(66,830)

Contract owner transactions:
Proceeds from units sold		2,879	2,916
Cost of units redeemed		(35,390)	(100,989)
Account charges		(915)	(1,089)
Increase (decrease)		(33,426)	(99,162)
Net increase (decrease)		3,677	(165,992)
Net assets, beginning		263,049	429,041
Net assets, ending		$266,726	$263,049

Units sold		179	189
Units redeemed		(2,748)	(7,395)
Net increase (decrease)		(2,569)	(7,206)
Units outstanding, beginning		19,838	27,044
Units outstanding, ending		17,269	19,838

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$26,703,823
Cost of units redeemed			(34,764,300)
Account charges			(707,049)
Net investment income (loss)			(608,871)
Net realized gain (loss)			7,616,468
Realized gain distributions			2,051,523
Net change in unrealized appreciation (depreciation)			(24,868)
Net assets			$266,726

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$18.04	4	$68	N/A	17.2%	12/31/2023	$14.72	13	$199	1.30%	15.7%
12/31/2022	15.40	4	61	N/A	-15.6%	12/31/2022	12.73	16	202	1.30%	-16.7%
12/31/2021	18.25	5	97	N/A	35.9%	12/31/2021	15.28	22	332	1.30%	34.2%
12/31/2020	13.43	4	58	N/A	3.4%	12/31/2020	11.39	21	242	1.30%	2.0%
12/31/2019	12.99	5	70	N/A	20.1%	12/31/2019	11.16	23	257	1.30%	18.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.0%
2022	1.0%
2021	0.9%
2020	0.9%
2019	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust AB VPS International Value Portfolio A Class - 03-377

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$65,296	$61,925	4,414
Receivables: investments sold	-
Payables: investments purchased	(3)
Net assets	$65,293

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$18,805	3,935	$4.78
Band B	46,488	11,926	3.90
Total	$65,293	15,861

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$519
Mortality & expense charges and administrative fees (Band B)			(585)
Net investment income (loss)			(66)

Gain (loss) on investments:
Net realized gain (loss)			635
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			8,525
Net gain (loss)			9,160

Increase (decrease) in net assets from operations			$9,094

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(66)	$2,445
Net realized gain (loss)		635	750
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		8,525	(15,585)

Increase (decrease) in net assets from operations		9,094	(12,390)

Contract owner transactions:
Proceeds from units sold		15,822	142
Cost of units redeemed		(26,155)	(14,462)
Account charges		(284)	(281)
Increase (decrease)		(10,617)	(14,601)
Net increase (decrease)		(1,523)	(26,991)
Net assets, beginning		66,816	93,807
Net assets, ending		$65,293	$66,816

Units sold		4,232	53
Units redeemed		(7,019)	(3,553)
Net increase (decrease)		(2,787)	(3,500)
Units outstanding, beginning		18,648	22,148
Units outstanding, ending		15,861	18,648

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$54,943,747
Cost of units redeemed			(41,028,077)
Account charges			(491,111)
Net investment income (loss)			154,396
Net realized gain (loss)			(13,517,033)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,371
Net assets			$65,293

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.78	4	$19	N/A	15.1%	12/31/2023	$3.90	12	$46	1.30%	13.7%
12/31/2022	4.15	4	16	N/A	-13.6%	12/31/2022	3.43	15	50	1.30%	-14.7%
12/31/2021	4.80	6	29	N/A	11.1%	12/31/2021	4.02	16	65	1.30%	9.6%
12/31/2020	4.32	5	22	N/A	2.5%	12/31/2020	3.67	23	85	1.30%	1.1%
12/31/2019	4.22	149	630	N/A	17.1%	12/31/2019	3.63	3,215	11,659	1.30%	15.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.8%
2022	3.9%
2021	1.9%
2020	0.0%
2019	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust American Century VP Ultra Fund I Class - 03-122

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$501,662	$476,420	19,556
Receivables: investments sold	-
Payables: investments purchased	(23)
Net assets	$501,639

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$98,041	2,675	$36.65
Band B	403,598	14,036	28.75
Total	$501,639	16,711

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges and administrative fees (Band B)			(5,386)
Net investment income (loss)			(5,386)

Gain (loss) on investments:
Net realized gain (loss)			(66,896)
Realized gain distributions			29,233
Net change in unrealized appreciation (depreciation)			207,235
Net gain (loss)			169,572

Increase (decrease) in net assets from operations			$164,186

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,386)	$(4,572)
Net realized gain (loss)		(66,896)	(13,660)
Realized gain distributions		29,233	48,140
Net change in unrealized appreciation (depreciation)		207,235	(215,789)

Increase (decrease) in net assets from operations		164,186	(185,881)

Contract owner transactions:
Proceeds from units sold		190,595	38,820
Cost of units redeemed		(214,088)	(77,984)
Account charges		(1,730)	(1,427)
Increase (decrease)		(25,223)	(40,591)
Net increase (decrease)		138,963	(226,472)
Net assets, beginning		362,676	589,148
Net assets, ending		$501,639	$362,676

Units sold		7,922	1,611
Units redeemed		(8,365)	(2,920)
Net increase (decrease)		(443)	(1,309)
Units outstanding, beginning		17,154	18,463
Units outstanding, ending		16,711	17,154

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$5,497,588
Cost of units redeemed			(5,745,321)
Account charges			(29,325)
Net investment income (loss)			(58,559)
Net realized gain (loss)			473,412
Realized gain distributions			338,602
Net change in unrealized appreciation (depreciation)			25,242
Net assets			$501,639

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$36.65	3	$98	N/A	43.5%	12/31/2023	$28.75	14	$404	1.30%	41.7%
12/31/2022	25.54	3	71	N/A	-32.4%	12/31/2022	20.30	14	292	1.30%	-33.2%
12/31/2021	37.77	4	142	N/A	23.2%	12/31/2021	30.41	15	447	1.30%	21.6%
12/31/2020	30.66	4	111	N/A	49.9%	12/31/2020	25.01	28	706	1.30%	47.9%
12/31/2019	20.46	3	69	N/A	34.6%	12/31/2019	16.91	27	462	1.30%	32.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust American Century VP Mid Cap Value Fund II Class - 03-397

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$486,974	$500,023	25,010
Receivables: investments sold	-
Payables: investments purchased	(9)
Net assets	$486,965

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$40,410	1,508	$26.80
Band B	446,555	20,163	22.15
Total	$486,965	21,671

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$11,278
Mortality & expense charges and administrative fees (Band B)			(6,268)
Net investment income (loss)			5,010

Gain (loss) on investments:
Net realized gain (loss)			(9,183)
Realized gain distributions			60,062
Net change in unrealized appreciation (depreciation)			(35,764)
Net gain (loss)			15,115

Increase (decrease) in net assets from operations			$20,125

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,010	$4,999
Net realized gain (loss)		(9,183)	11,437
Realized gain distributions		60,062	76,903
Net change in unrealized appreciation (depreciation)		(35,764)	(107,562)

Increase (decrease) in net assets from operations		20,125	(14,223)

Contract owner transactions:
Proceeds from units sold		3,367	48,007
Cost of units redeemed		(94,819)	(100,480)
Account charges		(1,156)	(1,511)
Increase (decrease)		(92,608)	(53,984)
Net increase (decrease)		(72,483)	(68,207)
Net assets, beginning		559,448	627,655
Net assets, ending		$486,965	$559,448

Units sold		146	2,299
Units redeemed		(4,636)	(4,760)
Net increase (decrease)		(4,490)	(2,461)
Units outstanding, beginning		26,161	28,622
Units outstanding, ending		21,671	26,161

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,654,028
Cost of units redeemed			(1,622,170)
Account charges			(31,866)
Net investment income (loss)			29,291
Net realized gain (loss)			86,459
Realized gain distributions			384,272
Net change in unrealized appreciation (depreciation)			(13,049)
Net assets			$486,965

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$26.80	2	$40	N/A	6.0%	12/31/2023	$22.15	20	$447	1.30%	4.7%
12/31/2022	25.27	1	36	N/A	-1.4%	12/31/2022	21.16	25	523	1.30%	-2.7%
12/31/2021	25.63	1	36	N/A	23.0%	12/31/2021	21.74	27	592	1.30%	21.4%
12/31/2020	20.83	2	41	N/A	1.1%	12/31/2020	17.90	32	574	1.30%	-0.2%
12/31/2019	20.61	2	39	N/A	29.0%	12/31/2019	17.94	45	814	1.30%	27.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.2%
2022	2.0%
2021	1.0%
2020	1.4%
2019	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust American Century VP Capital Appreciation Fund I Class - 03-410

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$697,281	$721,110	49,033
Receivables: investments sold	-
Payables: investments purchased	(18)
Net assets	$697,263

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$196,240	15,890	$12.35
Band B	501,023	46,023	10.89
Total	$697,263	61,913

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges and administrative fees (Band B)			(6,166)
Net investment income (loss)			(6,166)

Gain (loss) on investments:
Net realized gain (loss)			(14,172)
Realized gain distributions			1,038
Net change in unrealized appreciation (depreciation)			142,475
Net gain (loss)			129,341

Increase (decrease) in net assets from operations			$123,175

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,166)	$(8,298)
Net realized gain (loss)		(14,172)	(59,214)
Realized gain distributions		1,038	123,163
Net change in unrealized appreciation (depreciation)		142,475	(387,321)

Increase (decrease) in net assets from operations		123,175	(331,670)

Contract owner transactions:
Proceeds from units sold		5,647	19,037
Cost of units redeemed		(95,597)	(164,192)
Account charges		(3,148)	(4,189)
Increase (decrease)		(93,098)	(149,344)
Net increase (decrease)		30,077	(481,014)
Net assets, beginning		667,186	1,148,200
Net assets, ending		$697,263	$667,186

Units sold		583	1,928
Units redeemed		(9,432)	(18,391)
Net increase (decrease)		(8,849)	(16,463)
Units outstanding, beginning		70,762	87,225
Units outstanding, ending		61,913	70,762

* Date of Fund Inception into Variable Account: 4 /17 /2014
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,339,179
Cost of units redeemed			(2,382,003)
Account charges			(44,118)
Net investment income (loss)			(101,819)
Net realized gain (loss)			53,388
Realized gain distributions			856,465
Net change in unrealized appreciation (depreciation)			(23,829)
Net assets			$697,263

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$12.35	16	$196	N/A	20.7%	12/31/2023	$10.89	46	$501	1.30%	19.1%
12/31/2022	10.23	19	192	N/A	-28.1%	12/31/2022	9.14	52	475	1.30%	-29.0%
12/31/2021	14.23	18	262	N/A	11.2%	12/31/2021	12.88	69	886	1.30%	9.7%
12/31/2020	12.81	19	249	N/A	42.5%	12/31/2020	11.74	93	1,090	1.30%	40.6%
12/31/2019	8.99	20	179	N/A	35.6%	12/31/2019	8.35	113	942	1.30%	33.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust American Century VP Income & Growth Fund I Class - 03-425

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,171,584	$2,489,012	283,134
Receivables: investments sold	56
Payables: investments purchased	-
Net assets	$2,171,640

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$1,021,124	49,669	$20.56
Band B	1,150,516	54,259	21.20
Total	$2,171,640	103,928

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$96,180
Mortality & expense charges and administrative fees (Band B)			(93,670)
Net investment income (loss)			2,510

Gain (loss) on investments:
Net realized gain (loss)			(4,460,848)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,322,635
Net gain (loss)			(138,213)

Increase (decrease) in net assets from operations			$(135,703)

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,510	$106,640
Net realized gain (loss)		(4,460,848)	(910,498)
Realized gain distributions		-	5,346,591
Net change in unrealized appreciation (depreciation)		4,322,635	(7,742,993)

Increase (decrease) in net assets from operations		(135,703)	(3,200,260)

Contract owner transactions:
Proceeds from units sold		67,108	298,373
Cost of units redeemed		(15,083,050)	(4,984,256)
Account charges		(49,930)	(112,457)
Increase (decrease)		(15,065,872)	(4,798,340)
Net increase (decrease)		(15,201,575)	(7,998,600)
Net assets, beginning		17,373,215	25,371,815
Net assets, ending		$2,171,640	$17,373,215

Units sold		3,986	15,259
Units redeemed		(782,973)	(243,838)
Net increase (decrease)		(778,987)	(228,579)
Units outstanding, beginning		882,915	1,111,494
Units outstanding, ending		103,928	882,915

* Date of Fund Inception into Variable Account: 1 /1 /2003
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$140,450,515
Cost of units redeemed			(163,164,965)
Account charges			(3,225,292)
Net investment income (loss)			3,814,617
Net realized gain (loss)			(1,030,689)
Realized gain distributions			25,644,882
Net change in unrealized appreciation (depreciation)			(317,428)
Net assets			$2,171,640

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$20.56	50	$1,021	N/A	8.7%	12/31/2023	$21.20	54	$1,151	1.30%	7.3%
12/31/2022	18.92	97	1,832	N/A	-12.7%	12/31/2022	19.77	786	15,542	1.30%	-13.9%
12/31/2021	21.68	109	2,367	N/A	23.7%	12/31/2021	22.95	1,002	23,005	1.30%	22.1%
12/31/2020	17.54	140	2,449	N/A	11.8%	12/31/2020	18.80	1,317	24,761	1.30%	10.4%
12/31/2019	15.68	159	2,497	N/A	23.9%	12/31/2019	17.04	1,576	26,846	1.30%	22.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.0%
2022	1.6%
2021	1.1%
2020	1.7%
2019	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust American Century VP International Fund I Class - 03-420

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$25,879,999	$26,283,258	2,446,068
Receivables: investments sold	-
Payables: investments purchased	(584)
Net assets	$25,879,415

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$1,821,105	128,736	$14.15
Band B	24,058,310	1,625,541	14.80
Total	$25,879,415	1,754,277

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$346,019
Mortality & expense charges and administrative fees (Band B)			(307,306)
Net investment income (loss)			38,713

Gain (loss) on investments:
Net realized gain (loss)			(237,826)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,802,615
Net gain (loss)			2,564,789

Increase (decrease) in net assets from operations			$2,603,502

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$38,713	$59,260
Net realized gain (loss)		(237,826)	(197,653)
Realized gain distributions		-	3,943,225
Net change in unrealized appreciation (depreciation)		2,802,615	(12,534,138)

Increase (decrease) in net assets from operations		2,603,502	(8,729,306)

Contract owner transactions:
Proceeds from units sold		2,910,097	2,929,500
Cost of units redeemed		(3,690,946)	(4,218,193)
Account charges		(138,632)	(137,787)
Increase (decrease)		(919,481)	(1,426,480)
Net increase (decrease)		1,684,021	(10,155,786)
Net assets, beginning		24,195,394	34,351,180
Net assets, ending		$25,879,415	$24,195,394

Units sold		204,607	211,736
Units redeemed		(274,566)	(312,527)
Net increase (decrease)		(69,959)	(100,791)
Units outstanding, beginning		1,824,236	1,925,027
Units outstanding, ending		1,754,277	1,824,236

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$208,546,616
Cost of units redeemed			(190,554,273)
Account charges			(2,765,909)
Net investment income (loss)			(846,035)
Net realized gain (loss)			(776,981)
Realized gain distributions			12,679,256
Net change in unrealized appreciation (depreciation)			(403,259)
Net assets			$25,879,415

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$14.15	129	$1,821	N/A	12.6%	12/31/2023	$14.80	1,626	$24,058	1.30%	11.1%
12/31/2022	12.57	135	1,693	N/A	-24.8%	12/31/2022	13.32	1,690	22,503	1.30%	-25.7%
12/31/2021	16.70	137	2,283	N/A	8.7%	12/31/2021	17.93	1,788	32,068	1.30%	7.3%
12/31/2020	15.36	166	2,553	N/A	25.9%	12/31/2020	16.70	2,096	35,014	1.30%	24.3%
12/31/2019	12.20	141	1,716	N/A	28.4%	12/31/2019	13.44	1,647	22,137	1.30%	26.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.4%
2022	1.3%
2021	0.2%
2020	0.4%
2019	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Calvert VP SRI Mid Cap Growth Portfolio - 03-520

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$375,343	$427,095	14,735
Receivables: investments sold	-
Payables: investments purchased	(10)
Net assets	$375,333

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$244,490	12,618	$19.38
Band B	130,843	6,546	19.99
Total	$375,333	19,164

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$720
Mortality & expense charges and administrative fees (Band B)			(1,738)
Net investment income (loss)			(1,018)

Gain (loss) on investments:
Net realized gain (loss)			(13,528)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			54,612
Net gain (loss)			41,084

Increase (decrease) in net assets from operations			$40,066

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,018)	$(2,074)
Net realized gain (loss)		(13,528)	(983)
Realized gain distributions		-	87,857
Net change in unrealized appreciation (depreciation)		54,612	(191,739)

Increase (decrease) in net assets from operations		40,066	(106,939)

Contract owner transactions:
Proceeds from units sold		592	871
Cost of units redeemed		(56,991)	(45,665)
Account charges		(3,252)	(3,695)
Increase (decrease)		(59,651)	(48,489)
Net increase (decrease)		(19,585)	(155,428)
Net assets, beginning		394,918	550,346
Net assets, ending		$375,333	$394,918

Units sold		38	59
Units redeemed		(3,254)	(2,716)
Net increase (decrease)		(3,216)	(2,657)
Units outstanding, beginning		22,380	25,037
Units outstanding, ending		19,164	22,380

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$5,582,903
Cost of units redeemed			(5,784,114)
Account charges			(248,072)
Net investment income (loss)			80,304
Net realized gain (loss)			(122,105)
Realized gain distributions			918,169
Net change in unrealized appreciation (depreciation)			(51,752)
Net assets			$375,333

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$19.38	13	$244	N/A	11.6%	12/31/2023	$19.99	7	$131	1.30%	10.2%
12/31/2022	17.36	14	244	N/A	-19.5%	12/31/2022	18.14	8	151	1.30%	-20.5%
12/31/2021	21.56	17	359	N/A	15.0%	12/31/2021	22.82	8	192	1.30%	13.5%
12/31/2020	18.74	19	365	N/A	12.2%	12/31/2020	20.10	8	165	1.30%	10.8%
12/31/2019	16.70	20	328	N/A	31.4%	12/31/2019	18.14	17	300	1.30%	29.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.2%
2022	0.0%
2021	0.2%
2020	0.4%
2019	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust BNY Mellon Investment Portfolios, Technology Growth Port Service Class - 03-650

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,235,776	$1,241,547	49,096
Receivables: investments sold	-
Payables: investments purchased	(29)
Net assets	$1,235,747

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$405,442	11,256	$36.02
Band B	830,305	29,775	27.89
Total	$1,235,747	41,031

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges and administrative fees (Band B)			(9,476)
Net investment income (loss)			(9,476)

Gain (loss) on investments:
Net realized gain (loss)			4,463
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			426,735
Net gain (loss)			431,198

Increase (decrease) in net assets from operations			$421,722

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(9,476)	$(10,744)
Net realized gain (loss)		4,463	38,860
Realized gain distributions		-	115,232
Net change in unrealized appreciation (depreciation)		426,735	(900,455)

Increase (decrease) in net assets from operations		421,722	(757,107)

Contract owner transactions:
Proceeds from units sold		240,194	25,828
Cost of units redeemed		(161,360)	(253,927)
Account charges		(3,070)	(3,409)
Increase (decrease)		75,764	(231,508)
Net increase (decrease)		497,486	(988,615)
Net assets, beginning		738,261	1,726,876
Net assets, ending		$1,235,747	$738,261

Units sold		8,595	981
Units redeemed		(7,338)	(10,791)
Net increase (decrease)		1,257	(9,810)
Units outstanding, beginning		39,774	49,584
Units outstanding, ending		41,031	39,774

* Date of Fund Inception into Variable Account: 5 /28 /2004
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,993,675
Cost of units redeemed			(3,097,637)
Account charges			(54,385)
Net investment income (loss)			(134,890)
Net realized gain (loss)			699,764
Realized gain distributions			834,991
Net change in unrealized appreciation (depreciation)			(5,771)
Net assets			$1,235,747

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$36.02	11	$405	N/A	59.0%	12/31/2023	$27.89	30	$830	1.30%	57.0%
12/31/2022	22.65	6	147	N/A	-46.5%	12/31/2022	17.77	33	592	1.30%	-47.2%
12/31/2021	42.36	7	283	N/A	12.6%	12/31/2021	33.65	43	1,444	1.30%	11.2%
12/31/2020	37.60	6	240	N/A	69.6%	12/31/2020	30.27	41	1,243	1.30%	67.4%
12/31/2019	22.18	7	147	N/A	25.5%	12/31/2019	18.08	55	993	1.30%	23.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.1%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust BNY Mellon Investment Portfolios, Small Cap Stock Index Port Ser Class - 03-646

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$305,654	$308,971	16,449
Receivables: investments sold	-
Payables: investments purchased	(10)
Net assets	$305,644

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$13,765	480	$28.68
Band B	291,879	12,315	23.70
Total	$305,644	12,795

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$3,014
Mortality & expense charges and administrative fees (Band B)			(3,510)
Net investment income (loss)			(496)

Gain (loss) on investments:
Net realized gain (loss)			(3,772)
Realized gain distributions			15,740
Net change in unrealized appreciation (depreciation)			28,405
Net gain (loss)			40,373

Increase (decrease) in net assets from operations			$39,877

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(496)	$(1,168)
Net realized gain (loss)		(3,772)	1,378
Realized gain distributions		15,740	43,917
Net change in unrealized appreciation (depreciation)		28,405	(119,067)

Increase (decrease) in net assets from operations		39,877	(74,940)

Contract owner transactions:
Proceeds from units sold		10	9,282
Cost of units redeemed		(44,615)	(69,982)
Account charges		(841)	(875)
Increase (decrease)		(45,446)	(61,575)
Net increase (decrease)		(5,569)	(136,515)
Net assets, beginning		311,213	447,728
Net assets, ending		$305,644	$311,213

Units sold		(1)	339
Units redeemed		(2,064)	(3,139)
Net increase (decrease)		(2,065)	(2,800)
Units outstanding, beginning		14,860	17,660
Units outstanding, ending		12,795	14,860

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$873,429
Cost of units redeemed			(754,017)
Account charges			(11,384)
Net investment income (loss)			(10,647)
Net realized gain (loss)			43,854
Realized gain distributions			167,726
Net change in unrealized appreciation (depreciation)			(3,317)
Net assets			$305,644

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$28.68	0	$14	N/A	15.4%	12/31/2023	$23.70	12	$292	1.30%	13.9%
12/31/2022	24.85	0	12	N/A	-16.6%	12/31/2022	20.81	14	299	1.30%	-17.7%
12/31/2021	29.82	0	7	N/A	26.1%	12/31/2021	25.29	17	441	1.30%	24.5%
12/31/2020	23.64	0	5	N/A	10.6%	12/31/2020	20.31	16	326	1.30%	9.2%
12/31/2019	21.36	0	8	N/A	22.2%	12/31/2019	18.60	18	331	1.30%	20.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.0%
2022	0.9%
2021	0.7%
2020	0.8%
2019	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust BNY Mellon Variable Investment Fund, Appreciation Portfolio Service Cl - 03-645

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$310,837	$341,356	9,067
Receivables: investments sold	-
Payables: investments purchased	(10)
Net assets	$310,827

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$15,616	582	$26.83
Band B	295,211	14,193	20.80
Total	$310,827	14,775

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,384
Mortality & expense charges and administrative fees (Band B)			(3,514)
Net investment income (loss)			(2,130)

Gain (loss) on investments:
Net realized gain (loss)			(4,611)
Realized gain distributions			24,619
Net change in unrealized appreciation (depreciation)			32,682
Net gain (loss)			52,690

Increase (decrease) in net assets from operations			$50,560

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,130)	$(2,309)
Net realized gain (loss)		(4,611)	(1,277)
Realized gain distributions		24,619	89,456
Net change in unrealized appreciation (depreciation)		32,682	(156,798)

Increase (decrease) in net assets from operations		50,560	(70,928)

Contract owner transactions:
Proceeds from units sold		446	1,137
Cost of units redeemed		(13,922)	(41,246)
Account charges		(176)	(270)
Increase (decrease)		(13,652)	(40,379)
Net increase (decrease)		36,908	(111,307)
Net assets, beginning		273,919	385,226
Net assets, ending		$310,827	$273,919

Units sold		20	59
Units redeemed		(729)	(2,069)
Net increase (decrease)		(709)	(2,010)
Units outstanding, beginning		15,484	17,494
Units outstanding, ending		14,775	15,484

* Date of Fund Inception into Variable Account: 5 /28 /2004
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,158,077
Cost of units redeemed			(1,265,716)
Account charges			(17,731)
Net investment income (loss)			6,635
Net realized gain (loss)			59,113
Realized gain distributions			400,968
Net change in unrealized appreciation (depreciation)			(30,519)
Net assets			$310,827

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$26.83	1	$16	N/A	20.7%	12/31/2023	$20.80	14	$295	1.30%	19.1%
12/31/2022	22.24	1	17	N/A	-18.3%	12/31/2022	17.46	15	257	1.30%	-19.3%
12/31/2021	27.20	1	33	N/A	26.8%	12/31/2021	21.64	16	353	1.30%	25.1%
12/31/2020	21.46	1	14	N/A	23.4%	12/31/2020	17.29	23	396	1.30%	21.8%
12/31/2019	17.39	1	11	N/A	35.8%	12/31/2019	14.20	20	289	1.30%	34.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.5%
2022	0.4%
2021	0.2%
2020	0.5%
2019	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Fidelity VIP Freedom 2005 Portfolio Initial Class - 03-163

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$87,954	$87,915	7,714
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$87,954

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$84,268	7,195	$11.71
Band B	3,686	401	9.20
Total	$87,954	7,596

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$3,763
Mortality & expense charges and administrative fees (Band B)			(46)
Net investment income (loss)			3,717

Gain (loss) on investments:
Net realized gain (loss)			(17)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,806
Net gain (loss)			2,789

Increase (decrease) in net assets from operations			$6,506

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,717	$1,971
Net realized gain (loss)		(17)	574
Realized gain distributions		-	5,734
Net change in unrealized appreciation (depreciation)		2,806	(20,413)

Increase (decrease) in net assets from operations		6,506	(12,134)

Contract owner transactions:
Proceeds from units sold		-	1
Cost of units redeemed		(1)	(6,858)
Account charges		(989)	(1,033)
Increase (decrease)		(990)	(7,890)
Net increase (decrease)		5,516	(20,024)
Net assets, beginning		82,438	102,462
Net assets, ending		$87,954	$82,438

Units sold		(1)	-
Units redeemed		(88)	(674)
Net increase (decrease)		(89)	(674)
Units outstanding, beginning		7,685	8,359
Units outstanding, ending		7,596	7,685

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$543,178
Cost of units redeemed			(505,624)
Account charges			(13,118)
Net investment income (loss)			30,936
Net realized gain (loss)			(7,192)
Realized gain distributions			39,735
Net change in unrealized appreciation (depreciation)			39
Net assets			$87,954

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$11.71	7	$84	N/A	8.0%	12/31/2023	$9.20	0	$4	1.30%	6.6%
12/31/2022	10.84	7	79	N/A	-12.4%	12/31/2022	8.62	0	3	1.30%	-13.5%
12/31/2021	12.37	8	98	N/A	4.1%	12/31/2021	9.97	0	4	1.30%	2.7%
12/31/2020	11.89	8	96	N/A	11.3%	12/31/2020	9.70	0	4	1.30%	9.8%
12/31/2019	10.69	8	88	N/A	13.8%	12/31/2019	8.84	0	4	1.30%	12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.4%
2022	2.2%
2021	1.1%
2020	1.3%
2019	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Fidelity VIP Freedom 2010 Portfolio Initial Class - 03-162

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,033,710	$5,795,999	532,500
Receivables: investments sold	-
Payables: investments purchased	(470)
Net assets	$6,033,240

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$82,491	6,211	$13.28
Band B	5,950,749	570,685	10.43
Total	$6,033,240	576,896

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$156,482
Mortality & expense charges and administrative fees (Band B)			(61,576)
Net investment income (loss)			94,906

Gain (loss) on investments:
Net realized gain (loss)			19,248
Realized gain distributions			1,893
Net change in unrealized appreciation (depreciation)			240,179
Net gain (loss)			261,320

Increase (decrease) in net assets from operations			$356,226

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$94,906	$264
Net realized gain (loss)		19,248	-
Realized gain distributions		1,893	1,733
Net change in unrealized appreciation (depreciation)		240,179	(6,722)

Increase (decrease) in net assets from operations		356,226	(4,725)

Contract owner transactions:
Proceeds from units sold		6,655,086	31
Cost of units redeemed		(960,501)	(395)
Account charges		(44,951)	(173)
Increase (decrease)		5,649,634	(537)
Net increase (decrease)		6,005,860	(5,262)
Net assets, beginning		27,380	32,642
Net assets, ending		$6,033,240	$27,380

Units sold		672,583	1
Units redeemed		(98,511)	(52)
Net increase (decrease)		574,072	(51)
Units outstanding, beginning		2,824	2,875
Units outstanding, ending		576,896	2,824

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$8,165,487
Cost of units redeemed			(2,552,196)
Account charges			(64,643)
Net investment income (loss)			131,474
Net realized gain (loss)			43,974
Realized gain distributions			71,433
Net change in unrealized appreciation (depreciation)			237,711
Net assets			$6,033,240

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$13.28	6	$82	N/A	9.5%	12/31/2023	$10.43	571	$5,951	1.30%	8.1%
12/31/2022	12.13	0	1	N/A	-13.5%	12/31/2022	9.65	3	27	1.30%	-14.6%
12/31/2021	14.03	0	1	N/A	5.9%	12/31/2021	11.30	3	32	1.30%	4.5%
12/31/2020	13.25	0	1	N/A	12.5%	12/31/2020	10.81	3	31	1.30%	11.0%
12/31/2019	11.78	0	1	N/A	16.1%	12/31/2019	9.74	3	29	1.30%	14.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	5.2%
2022	2.1%
2021	1.0%
2020	1.3%
2019	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Fidelity VIP Freedom 2015 Portfolio Initial Class - 03-161

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$428,565	$485,171	37,297
Receivables: investments sold	-
Payables: investments purchased	(14)
Net assets	$428,551

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$319,590	22,115	$14.45
Band B	108,961	9,604	11.35
Total	$428,551	31,719

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$14,954
Mortality & expense charges and administrative fees (Band B)			(1,344)
Net investment income (loss)			13,610

Gain (loss) on investments:
Net realized gain (loss)			(1,292)
Realized gain distributions			7,835
Net change in unrealized appreciation (depreciation)			21,095
Net gain (loss)			27,638

Increase (decrease) in net assets from operations			$41,248

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$13,610	$7,620
Net realized gain (loss)		(1,292)	(6,876)
Realized gain distributions		7,835	43,392
Net change in unrealized appreciation (depreciation)		21,095	(118,172)

Increase (decrease) in net assets from operations		41,248	(74,036)

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		(728)	(24,877)
Account charges		(4,970)	(5,129)
Increase (decrease)		(5,698)	(30,006)
Net increase (decrease)		35,550	(104,042)
Net assets, beginning		393,001	497,043
Net assets, ending		$428,551	$393,001

Units sold		-	(1)
Units redeemed		(431)	(2,660)
Net increase (decrease)		(431)	(2,661)
Units outstanding, beginning		32,150	34,811
Units outstanding, ending		31,719	32,150

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,119,728
Cost of units redeemed			(2,055,280)
Account charges			(68,969)
Net investment income (loss)			102,011
Net realized gain (loss)			163,383
Realized gain distributions			224,284
Net change in unrealized appreciation (depreciation)			(56,606)
Net assets			$428,551

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$14.45	22	$320	N/A	11.0%	12/31/2023	$11.35	10	$109	1.30%	9.5%
12/31/2022	13.02	22	293	N/A	-14.6%	12/31/2022	10.36	10	100	1.30%	-15.7%
12/31/2021	15.25	23	357	N/A	7.7%	12/31/2021	12.29	11	140	1.30%	6.3%
12/31/2020	14.16	24	342	N/A	13.8%	12/31/2020	11.56	14	162	1.30%	12.4%
12/31/2019	12.44	25	312	N/A	18.3%	12/31/2019	10.29	15	149	1.30%	16.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.6%
2022	2.1%
2021	1.1%
2020	1.3%
2019	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Fidelity VIP Freedom 2020 Portfolio Initial Class - 03-159

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$282,147	$299,867	22,568
Receivables: investments sold	-
Payables: investments purchased	(40)
Net assets	$282,107

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$199,508	13,054	$15.28
Band B	82,599	6,884	12.00
Total	$282,107	19,938

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$9,417
Mortality & expense charges and administrative fees (Band B)			(1,442)
Net investment income (loss)			7,975

Gain (loss) on investments:
Net realized gain (loss)			(17,588)
Realized gain distributions			2,306
Net change in unrealized appreciation (depreciation)			40,621
Net gain (loss)			25,339

Increase (decrease) in net assets from operations			$33,314

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,975	$7,699
Net realized gain (loss)		(17,588)	(69,865)
Realized gain distributions		2,306	78,094
Net change in unrealized appreciation (depreciation)		40,621	(124,866)

Increase (decrease) in net assets from operations		33,314	(108,938)

Contract owner transactions:
Proceeds from units sold		4,284	5,436
Cost of units redeemed		(74,195)	(463,080)
Account charges		(2,982)	(4,504)
Increase (decrease)		(72,893)	(462,148)
Net increase (decrease)		(39,579)	(571,086)
Net assets, beginning		321,686	892,772
Net assets, ending		$282,107	$321,686

Units sold		294	377
Units redeemed		(6,746)	(37,425)
Net increase (decrease)		(6,452)	(37,048)
Units outstanding, beginning		26,390	63,438
Units outstanding, ending		19,938	26,390

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,534,916
Cost of units redeemed			(3,701,853)
Account charges			(77,644)
Net investment income (loss)			135,873
Net realized gain (loss)			(33,281)
Realized gain distributions			441,816
Net change in unrealized appreciation (depreciation)			(17,720)
Net assets			$282,107

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$15.28	13	$200	N/A	12.4%	12/31/2023	$12.00	7	$83	1.30%	11.0%
12/31/2022	13.60	13	177	N/A	-15.7%	12/31/2022	10.81	13	144	1.30%	-16.8%
12/31/2021	16.13	22	352	N/A	9.5%	12/31/2021	12.99	42	541	1.30%	8.1%
12/31/2020	14.73	27	393	N/A	15.1%	12/31/2020	12.03	48	583	1.30%	13.6%
12/31/2019	12.80	26	332	N/A	20.1%	12/31/2019	10.59	57	601	1.30%	18.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.1%
2022	1.8%
2021	1.0%
2020	1.3%
2019	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Fidelity VIP Freedom 2025 Portfolio Initial Class - 03-158

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,366,776	$8,579,510	617,424
Receivables: investments sold	-
Payables: investments purchased	(447)
Net assets	$9,366,329

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$202,011	12,054	$16.76
Band B	9,164,318	696,512	13.16
Total	$9,366,329	708,566

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$185,058
Mortality & expense charges and administrative fees (Band B)			(102,330)
Net investment income (loss)			82,728

Gain (loss) on investments:
Net realized gain (loss)			160,990
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			781,656
Net gain (loss)			942,646

Increase (decrease) in net assets from operations			$1,025,374

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$82,728	$11,178
Net realized gain (loss)		160,990	2,286
Realized gain distributions		-	71,716
Net change in unrealized appreciation (depreciation)		781,656	(305,042)

Increase (decrease) in net assets from operations		1,025,374	(219,862)

Contract owner transactions:
Proceeds from units sold		10,345,613	7,410
Cost of units redeemed		(3,001,167)	(14,180)
Account charges		(48,118)	(3,967)
Increase (decrease)		7,296,328	(10,737)
Net increase (decrease)		8,321,702	(230,599)
Net assets, beginning		1,044,627	1,275,226
Net assets, ending		$9,366,329	$1,044,627

Units sold		864,984	477
Units redeemed		(241,837)	(1,284)
Net increase (decrease)		623,147	(807)
Units outstanding, beginning		85,419	86,226
Units outstanding, ending		708,566	85,419

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$12,274,157
Cost of units redeemed			(4,443,703)
Account charges			(106,115)
Net investment income (loss)			178,965
Net realized gain (loss)			341,240
Realized gain distributions			334,519
Net change in unrealized appreciation (depreciation)			787,266
Net assets			$9,366,329

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$16.76	12	$202	N/A	13.6%	12/31/2023	$13.16	697	$9,164	1.30%	12.2%
12/31/2022	14.75	14	208	N/A	-16.4%	12/31/2022	11.73	71	837	1.30%	-17.5%
12/31/2021	17.65	14	252	N/A	10.8%	12/31/2021	14.22	72	1,023	1.30%	9.4%
12/31/2020	15.92	16	259	N/A	16.0%	12/31/2020	13.00	79	1,029	1.30%	14.5%
12/31/2019	13.73	16	226	N/A	21.9%	12/31/2019	11.36	81	921	1.30%	20.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.6%
2022	1.9%
2021	1.0%
2020	1.2%
2019	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Fidelity VIP Freedom 2030 Portfolio Initial Class - 03-157

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,119,199	$977,151	72,861
Receivables: investments sold	-
Payables: investments purchased	(47)
Net assets	$1,119,152

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$254,722	14,450	$17.63
Band B	864,430	62,461	13.84
Total	$1,119,152	76,911

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$26,437
Mortality & expense charges and administrative fees (Band B)			(11,317)
Net investment income (loss)			15,120

Gain (loss) on investments:
Net realized gain (loss)			8,600
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			112,236
Net gain (loss)			120,836

Increase (decrease) in net assets from operations			$135,956

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$15,120	$10,150
Net realized gain (loss)		8,600	5,428
Realized gain distributions		-	76,132
Net change in unrealized appreciation (depreciation)		112,236	(323,237)

Increase (decrease) in net assets from operations		135,956	(231,527)

Contract owner transactions:
Proceeds from units sold		55,217	22,695
Cost of units redeemed		(97,400)	(58,941)
Account charges		(4,920)	(4,178)
Increase (decrease)		(47,103)	(40,424)
Net increase (decrease)		88,853	(271,951)
Net assets, beginning		1,030,299	1,302,250
Net assets, ending		$1,119,152	$1,030,299

Units sold		4,299	1,563
Units redeemed		(7,961)	(4,922)
Net increase (decrease)		(3,662)	(3,359)
Units outstanding, beginning		80,573	83,932
Units outstanding, ending		76,911	80,573

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,411,872
Cost of units redeemed			(2,170,056)
Account charges			(79,055)
Net investment income (loss)			114,525
Net realized gain (loss)			250,649
Realized gain distributions			449,169
Net change in unrealized appreciation (depreciation)			142,048
Net assets			$1,119,152

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$17.63	14	$255	N/A	14.7%	12/31/2023	$13.84	62	$864	1.30%	13.2%
12/31/2022	15.37	14	222	N/A	-16.9%	12/31/2022	12.22	66	808	1.30%	-17.9%
12/31/2021	18.49	14	268	N/A	12.4%	12/31/2021	14.90	69	1,035	1.30%	10.9%
12/31/2020	16.45	15	239	N/A	16.9%	12/31/2020	13.43	72	961	1.30%	15.4%
12/31/2019	14.08	20	288	N/A	24.4%	12/31/2019	11.64	98	1,139	1.30%	22.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.5%
2022	1.8%
2021	1.1%
2020	1.0%
2019	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Fidelity VIP Freedom Income Portfolio Initial Class - 03-164

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$66,479	$71,329	6,059
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$66,477

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$9,318	897	$10.39
Band B	57,159	7,008	8.16
Total	$66,477	7,905

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,895
Mortality & expense charges and administrative fees (Band B)			(761)
Net investment income (loss)			2,134

Gain (loss) on investments:
Net realized gain (loss)			(1,069)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,303
Net gain (loss)			2,234

Increase (decrease) in net assets from operations			$4,368

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,134	$883
Net realized gain (loss)		(1,069)	(288)
Realized gain distributions		-	2,709
Net change in unrealized appreciation (depreciation)		3,303	(14,329)

Increase (decrease) in net assets from operations		4,368	(11,025)

Contract owner transactions:
Proceeds from units sold		9	344
Cost of units redeemed		(8,879)	(4,071)
Account charges		(165)	(164)
Increase (decrease)		(9,035)	(3,891)
Net increase (decrease)		(4,667)	(14,916)
Net assets, beginning		71,144	86,060
Net assets, ending		$66,477	$71,144

Units sold		-	34
Units redeemed		(1,153)	(520)
Net increase (decrease)		(1,153)	(486)
Units outstanding, beginning		9,058	9,544
Units outstanding, ending		7,905	9,058

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,344,893
Cost of units redeemed			(3,387,526)
Account charges			(45,779)
Net investment income (loss)			100,511
Net realized gain (loss)			(32,601)
Realized gain distributions			91,829
Net change in unrealized appreciation (depreciation)			(4,850)
Net assets			$66,477

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$10.39	1	$9	N/A	7.9%	12/31/2023	$8.16	7	$57	1.30%	6.5%
12/31/2022	9.63	1	9	N/A	-12.0%	12/31/2022	7.66	8	62	1.30%	-13.2%
12/31/2021	10.94	1	10	N/A	3.3%	12/31/2021	8.82	9	76	1.30%	2.0%
12/31/2020	10.59	1	9	N/A	10.5%	12/31/2020	8.64	32	279	1.30%	9.0%
12/31/2019	9.59	1	8	N/A	11.9%	12/31/2019	7.93	30	235	1.30%	10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.2%
2022	2.2%
2021	0.5%
2020	1.3%
2019	3.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Fidelity VIP Growth Portfolio Initial Class - 03-210

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$32,712,958	$29,326,195	351,364
Receivables: investments sold	-
Payables: investments purchased	(936)
Net assets	$32,712,022

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$4,667,387	139,687	$33.41
Band B	28,044,635	713,140	39.33
Total	$32,712,022	852,827

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$37,569
Mortality & expense charges and administrative fees (Band B)			(208,614)
Net investment income (loss)			(171,045)

Gain (loss) on investments:
Net realized gain (loss)			(70,063)
Realized gain distributions			1,232,914
Net change in unrealized appreciation (depreciation)			4,042,368
Net gain (loss)			5,205,219

Increase (decrease) in net assets from operations			$5,034,174

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(171,045)	$(1,464)
Net realized gain (loss)		(70,063)	4,837
Realized gain distributions		1,232,914	479,504
Net change in unrealized appreciation (depreciation)		4,042,368	(2,489,506)

Increase (decrease) in net assets from operations		5,034,174	(2,006,629)

Contract owner transactions:
Proceeds from units sold		24,958,161	280,266
Cost of units redeemed		(2,750,991)	(1,061,760)
Account charges		(119,532)	(47,157)
Increase (decrease)		22,087,638	(828,651)
Net increase (decrease)		27,121,812	(2,835,280)
Net assets, beginning		5,590,210	8,425,490
Net assets, ending		$32,712,022	$5,590,210

Units sold		735,034	9,251
Units redeemed		(92,337)	(36,015)
Net increase (decrease)		642,697	(26,764)
Units outstanding, beginning		210,130	236,894
Units outstanding, ending		852,827	210,130

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$76,317,634
Cost of units redeemed			(54,543,284)
Account charges			(2,134,599)
Net investment income (loss)			614,683
Net realized gain (loss)			2,433,103
Realized gain distributions			6,637,722
Net change in unrealized appreciation (depreciation)			3,386,763
Net assets			$32,712,022

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$33.41	140	$4,667	N/A	36.2%	12/31/2023	$39.33	713	$28,045	1.30%	34.5%
12/31/2022	24.53	118	2,883	N/A	-24.5%	12/31/2022	29.24	93	2,707	1.30%	-25.4%
12/31/2021	32.47	128	4,157	N/A	23.2%	12/31/2021	39.21	109	4,268	1.30%	21.6%
12/31/2020	26.35	137	3,603	N/A	43.9%	12/31/2020	32.24	148	4,761	1.30%	42.0%
12/31/2019	18.31	148	2,706	N/A	34.3%	12/31/2019	22.70	169	3,832	1.30%	32.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.2%
2022	0.6%
2021	0.0%
2020	0.1%
2019	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Fidelity VIP High Income Portfolio Initial Class - 03-215

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,137,687	$5,862,304	1,116,849
Receivables: investments sold	-
Payables: investments purchased	(178)
Net assets	$5,137,509

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$636,010	51,784	$12.28
Band B	4,501,499	334,048	13.48
Total	$5,137,509	385,832

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$283,044
Mortality & expense charges and administrative fees (Band B)			(59,669)
Net investment income (loss)			223,375

Gain (loss) on investments:
Net realized gain (loss)			(162,431)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			397,131
Net gain (loss)			234,700

Increase (decrease) in net assets from operations			$458,075

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$223,375	$220,408
Net realized gain (loss)		(162,431)	(205,674)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		397,131	(947,053)

Increase (decrease) in net assets from operations		458,075	(932,319)

Contract owner transactions:
Proceeds from units sold		115,099	94,248
Cost of units redeemed		(855,751)	(1,751,605)
Account charges		(31,376)	(35,308)
Increase (decrease)		(772,028)	(1,692,665)
Net increase (decrease)		(313,953)	(2,624,984)
Net assets, beginning		5,451,462	8,076,446
Net assets, ending		$5,137,509	$5,451,462

Units sold		11,010	8,049
Units redeemed		(72,024)	(140,498)
Net increase (decrease)		(61,014)	(132,449)
Units outstanding, beginning		446,846	579,295
Units outstanding, ending		385,832	446,846

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$47,844,167
Cost of units redeemed			(46,672,011)
Account charges			(971,318)
Net investment income (loss)			7,026,088
Net realized gain (loss)			(1,364,800)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(724,617)
Net assets			$5,137,509

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$12.28	52	$636	N/A	10.5%	12/31/2023	$13.48	334	$4,501	1.30%	9.1%
12/31/2022	11.12	57	629	N/A	-11.4%	12/31/2022	12.36	390	4,822	1.30%	-12.5%
12/31/2021	12.54	67	842	N/A	4.4%	12/31/2021	14.12	512	7,235	1.30%	3.1%
12/31/2020	12.01	79	944	N/A	2.7%	12/31/2020	13.71	467	6,406	1.30%	1.4%
12/31/2019	11.69	83	975	N/A	15.1%	12/31/2019	13.51	536	7,241	1.30%	13.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	5.3%
2022	4.4%
2021	5.5%
2020	4.6%
2019	7.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Fidelity VIP Index 500 Portfolio Initial Class - 03-225

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,175,638	$5,847,125	26,369
Receivables: investments sold	1,952
Payables: investments purchased	-
Net assets	$12,177,590

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$5,280,325	191,269	$27.61
Band B	6,897,265	225,153	30.63
Total	$12,177,590	416,422

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$167,786
Mortality & expense charges and administrative fees (Band B)			(87,296)
Net investment income (loss)			80,490

Gain (loss) on investments:
Net realized gain (loss)			877,864
Realized gain distributions			109,819
Net change in unrealized appreciation (depreciation)			1,568,141
Net gain (loss)			2,555,824

Increase (decrease) in net assets from operations			$2,636,314

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$80,490	$86,036
Net realized gain (loss)		877,864	1,326,355
Realized gain distributions		109,819	108,914
Net change in unrealized appreciation (depreciation)		1,568,141	(4,504,251)

Increase (decrease) in net assets from operations		2,636,314	(2,982,946)

Contract owner transactions:
Proceeds from units sold		94,868	121,881
Cost of units redeemed		(1,720,729)	(2,660,132)
Account charges		(81,558)	(92,088)
Increase (decrease)		(1,707,419)	(2,630,339)
Net increase (decrease)		928,895	(5,613,285)
Net assets, beginning		11,248,695	16,861,980
Net assets, ending		$12,177,590	$11,248,695

Units sold		5,603	5,473
Units redeemed		(70,803)	(108,316)
Net increase (decrease)		(65,200)	(102,843)
Units outstanding, beginning		481,622	584,465
Units outstanding, ending		416,422	481,622

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$174,897,154
Cost of units redeemed			(196,000,870)
Account charges			(6,580,299)
Net investment income (loss)			7,267,153
Net realized gain (loss)			20,522,476
Realized gain distributions			5,743,463
Net change in unrealized appreciation (depreciation)			6,328,513
Net assets			$12,177,590

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$27.61	191	$5,280	N/A	26.2%	12/31/2023	$30.63	225	$6,897	1.30%	24.6%
12/31/2022	21.88	219	4,796	N/A	-18.2%	12/31/2022	24.59	262	6,453	1.30%	-19.3%
12/31/2021	26.75	254	6,782	N/A	28.6%	12/31/2021	30.46	331	10,080	1.30%	26.9%
12/31/2020	20.80	281	5,837	N/A	18.2%	12/31/2020	24.00	377	9,060	1.30%	16.7%
12/31/2019	17.59	311	5,472	N/A	31.4%	12/31/2019	20.56	484	9,945	1.30%	29.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.4%
2022	1.3%
2021	1.2%
2020	1.6%
2019	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Fidelity VIP Overseas Portfolio Initial Class - 03-220

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,489,578	$1,121,583	57,725
Receivables: investments sold	922
Payables: investments purchased	-
Net assets	$1,490,500

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$574,949	37,389	$15.38
Band B	915,551	52,843	17.33
Total	$1,490,500	90,232

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$14,699
Mortality & expense charges and administrative fees (Band B)			(12,613)
Net investment income (loss)			2,086

Gain (loss) on investments:
Net realized gain (loss)			71,012
Realized gain distributions			3,717
Net change in unrealized appreciation (depreciation)			174,886
Net gain (loss)			249,615

Increase (decrease) in net assets from operations			$251,701

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,086	$2,579
Net realized gain (loss)		71,012	86,631
Realized gain distributions		3,717	14,609
Net change in unrealized appreciation (depreciation)		174,886	(616,934)

Increase (decrease) in net assets from operations		251,701	(513,115)

Contract owner transactions:
Proceeds from units sold		158,900	47,205
Cost of units redeemed		(307,937)	(295,694)
Account charges		(8,113)	(7,933)
Increase (decrease)		(157,150)	(256,422)
Net increase (decrease)		94,551	(769,537)
Net assets, beginning		1,395,949	2,165,486
Net assets, ending		$1,490,500	$1,395,949

Units sold		10,888	3,682
Units redeemed		(21,254)	(19,460)
Net increase (decrease)		(10,366)	(15,778)
Units outstanding, beginning		100,598	116,376
Units outstanding, ending		90,232	100,598

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$334,247,705
Cost of units redeemed			(336,160,317)
Account charges			(1,617,455)
Net investment income (loss)			1,346,099
Net realized gain (loss)			(4,447,591)
Realized gain distributions			7,754,064
Net change in unrealized appreciation (depreciation)			367,995
Net assets			$1,490,500

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$15.38	37	$575	N/A	20.5%	12/31/2023	$17.33	53	$916	1.30%	19.0%
12/31/2022	12.76	38	490	N/A	-24.5%	12/31/2022	14.57	62	906	1.30%	-25.5%
12/31/2021	16.90	41	694	N/A	19.7%	12/31/2021	19.54	75	1,472	1.30%	18.2%
12/31/2020	14.12	44	617	N/A	15.6%	12/31/2020	16.54	91	1,502	1.30%	14.1%
12/31/2019	12.21	49	594	N/A	27.8%	12/31/2019	14.49	107	1,554	1.30%	26.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.0%
2022	0.9%
2021	0.5%
2020	0.4%
2019	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Fidelity VIP Mid Cap Portfolio Service 2 Class - 03-941

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$503,655	$563,842	14,517
Receivables: investments sold	-
Payables: investments purchased	(14)
Net assets	$503,641

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$115,662	4,684	$24.69
Band B	387,979	19,011	20.41
Total	$503,641	23,695

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,831
Mortality & expense charges and administrative fees (Band B)			(5,130)
Net investment income (loss)			(3,299)

Gain (loss) on investments:
Net realized gain (loss)			(31,741)
Realized gain distributions			13,842
Net change in unrealized appreciation (depreciation)			82,737
Net gain (loss)			64,838

Increase (decrease) in net assets from operations			$61,539

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,299)	$(4,957)
Net realized gain (loss)		(31,741)	(25,041)
Realized gain distributions		13,842	40,006
Net change in unrealized appreciation (depreciation)		82,737	(133,615)

Increase (decrease) in net assets from operations		61,539	(123,607)

Contract owner transactions:
Proceeds from units sold		23,977	3,449
Cost of units redeemed		(108,949)	(138,693)
Account charges		(2,336)	(2,325)
Increase (decrease)		(87,308)	(137,569)
Net increase (decrease)		(25,769)	(261,176)
Net assets, beginning		529,410	790,586
Net assets, ending		$503,641	$529,410

Units sold		1,214	159
Units redeemed		(6,021)	(7,334)
Net increase (decrease)		(4,807)	(7,175)
Units outstanding, beginning		28,502	35,677
Units outstanding, ending		23,695	28,502

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$20,685,192
Cost of units redeemed			(29,222,699)
Account charges			(565,744)
Net investment income (loss)			(709,004)
Net realized gain (loss)			7,491,240
Realized gain distributions			2,884,843
Net change in unrealized appreciation (depreciation)			(60,187)
Net assets			$503,641

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$24.69	5	$116	N/A	14.8%	12/31/2023	$20.41	19	$388	1.30%	13.3%
12/31/2022	21.51	5	99	N/A	-15.0%	12/31/2022	18.01	24	430	1.30%	-16.1%
12/31/2021	25.30	7	166	N/A	25.3%	12/31/2021	21.45	29	625	1.30%	23.7%
12/31/2020	20.19	7	150	N/A	17.9%	12/31/2020	17.35	47	813	1.30%	16.3%
12/31/2019	17.13	7	128	N/A	23.2%	12/31/2019	14.91	35	517	1.30%	21.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.4%
2022	0.2%
2021	0.3%
2020	0.4%
2019	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Fidelity VIP Asset Manager Portfolio Initial Class - 03-230

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,042,334	$2,079,836	130,578
Receivables: investments sold	-
Payables: investments purchased	(83)
Net assets	$2,042,251

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$1,111,159	67,765	$16.40
Band B	931,092	67,551	13.78
Total	$2,042,251	135,316

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$46,200
Mortality & expense charges and administrative fees (Band B)			(13,165)
Net investment income (loss)			33,035

Gain (loss) on investments:
Net realized gain (loss)			(29,468)
Realized gain distributions			22,433
Net change in unrealized appreciation (depreciation)			207,165
Net gain (loss)			200,130

Increase (decrease) in net assets from operations			$233,165

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$33,035	$27,158
Net realized gain (loss)		(29,468)	(44,335)
Realized gain distributions		22,433	181,575
Net change in unrealized appreciation (depreciation)		207,165	(630,857)

Increase (decrease) in net assets from operations		233,165	(466,459)

Contract owner transactions:
Proceeds from units sold		123,663	21,295
Cost of units redeemed		(340,146)	(655,744)
Account charges		(15,618)	(17,207)
Increase (decrease)		(232,101)	(651,656)
Net increase (decrease)		1,064	(1,118,115)
Net assets, beginning		2,041,187	3,159,302
Net assets, ending		$2,042,251	$2,041,187

Units sold		8,904	1,455
Units redeemed		(26,828)	(51,394)
Net increase (decrease)		(17,924)	(49,939)
Units outstanding, beginning		153,240	203,179
Units outstanding, ending		135,316	153,240

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$27,985,067
Cost of units redeemed			(29,415,371)
Account charges			(1,502,054)
Net investment income (loss)			3,307,414
Net realized gain (loss)			(775,685)
Realized gain distributions			2,480,382
Net change in unrealized appreciation (depreciation)			(37,502)
Net assets			$2,042,251

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$16.40	68	$1,111	N/A	12.9%	12/31/2023	$13.78	68	$931	1.30%	11.5%
12/31/2022	14.52	68	988	N/A	-14.9%	12/31/2022	12.36	85	1,053	1.30%	-16.0%
12/31/2021	17.07	72	1,222	N/A	9.9%	12/31/2021	14.72	132	1,938	1.30%	8.5%
12/31/2020	15.53	63	975	N/A	14.9%	12/31/2020	13.57	92	1,247	1.30%	13.4%
12/31/2019	13.52	66	886	N/A	18.2%	12/31/2019	11.97	94	1,123	1.30%	16.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.3%
2022	1.7%
2021	1.9%
2020	1.4%
2019	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Fidelity VIP Contrafund Portfolio Initial Class - 03-245

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,848,873	$7,861,271	223,083
Receivables: investments sold	-
Payables: investments purchased	(270)
Net assets	$10,848,603

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$4,699,446	117,791	$39.90
Band B	6,149,157	173,510	35.44
Total	$10,848,603	291,301

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$49,033
Mortality & expense charges and administrative fees (Band B)			(79,863)
Net investment income (loss)			(30,830)

Gain (loss) on investments:
Net realized gain (loss)			452,714
Realized gain distributions			364,180
Net change in unrealized appreciation (depreciation)			2,161,910
Net gain (loss)			2,978,804

Increase (decrease) in net assets from operations			$2,947,974

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(30,830)	$(41,349)
Net realized gain (loss)		452,714	589,013
Realized gain distributions		364,180	562,454
Net change in unrealized appreciation (depreciation)		2,161,910	(5,382,648)

Increase (decrease) in net assets from operations		2,947,974	(4,272,530)

Contract owner transactions:
Proceeds from units sold		93,013	100,264
Cost of units redeemed		(2,373,809)	(2,158,347)
Account charges		(71,562)	(73,406)
Increase (decrease)		(2,352,358)	(2,131,489)
Net increase (decrease)		595,616	(6,404,019)
Net assets, beginning		10,252,987	16,657,006
Net assets, ending		$10,848,603	$10,252,987

Units sold		3,311	4,701
Units redeemed		(78,481)	(74,476)
Net increase (decrease)		(75,170)	(69,775)
Units outstanding, beginning		366,471	436,246
Units outstanding, ending		291,301	366,471

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$76,536,503
Cost of units redeemed			(99,213,940)
Account charges			(4,129,966)
Net investment income (loss)			587,786
Net realized gain (loss)			9,223,354
Realized gain distributions			24,857,264
Net change in unrealized appreciation (depreciation)			2,987,602
Net assets			$10,848,603

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$39.90	118	$4,699	N/A	33.5%	12/31/2023	$35.44	174	$6,149	1.30%	31.7%
12/31/2022	29.90	132	3,935	N/A	-26.3%	12/31/2022	26.90	235	6,318	1.30%	-27.3%
12/31/2021	40.57	146	5,906	N/A	27.8%	12/31/2021	36.99	291	10,751	1.30%	26.2%
12/31/2020	31.74	168	5,326	N/A	30.6%	12/31/2020	29.31	331	9,710	1.30%	28.9%
12/31/2019	24.31	187	4,553	N/A	31.6%	12/31/2019	22.74	475	10,795	1.30%	29.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.5%
2022	0.4%
2021	0.1%
2020	0.2%
2019	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Fidelity VIP Equity-Income Portfolio Initial Class - 03-205

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$23,656,678	$22,730,914	951,952
Receivables: investments sold	-
Payables: investments purchased	(631)
Net assets	$23,656,047

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$2,318,089	101,395	$22.86
Band B	21,337,958	1,004,142	21.25
Total	$23,656,047	1,105,537

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$437,942
Mortality & expense charges and administrative fees (Band B)			(161,959)
Net investment income (loss)			275,983

Gain (loss) on investments:
Net realized gain (loss)			185,610
Realized gain distributions			657,370
Net change in unrealized appreciation (depreciation)			755,214
Net gain (loss)			1,598,194

Increase (decrease) in net assets from operations			$1,874,177

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$275,983	$31,196
Net realized gain (loss)		185,610	131,890
Realized gain distributions		657,370	111,912
Net change in unrealized appreciation (depreciation)		755,214	(522,906)

Increase (decrease) in net assets from operations		1,874,177	(247,908)

Contract owner transactions:
Proceeds from units sold		20,799,537	74,510
Cost of units redeemed		(2,194,219)	(959,340)
Account charges		(82,302)	(23,809)
Increase (decrease)		18,523,016	(908,639)
Net increase (decrease)		20,397,193	(1,156,547)
Net assets, beginning		3,258,854	4,415,401
Net assets, ending		$23,656,047	$3,258,854

Units sold		1,060,651	4,147
Units redeemed		(119,052)	(50,096)
Net increase (decrease)		941,599	(45,949)
Units outstanding, beginning		163,938	209,887
Units outstanding, ending		1,105,537	163,938

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$114,495,118
Cost of units redeemed			(89,230,523)
Account charges			(2,429,300)
Net investment income (loss)			3,521,039
Net realized gain (loss)			(15,630,199)
Realized gain distributions			12,004,148
Net change in unrealized appreciation (depreciation)			925,764
Net assets			$23,656,047

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$22.86	101	$2,318	N/A	10.6%	12/31/2023	$21.25	1,004	$21,338	1.30%	9.2%
12/31/2022	20.66	57	1,188	N/A	-5.0%	12/31/2022	19.46	106	2,071	1.30%	-6.2%
12/31/2021	21.74	63	1,363	N/A	24.9%	12/31/2021	20.74	147	3,053	1.30%	23.3%
12/31/2020	17.41	71	1,242	N/A	6.7%	12/31/2020	16.82	155	2,615	1.30%	5.3%
12/31/2019	16.31	83	1,356	N/A	27.4%	12/31/2019	15.97	181	2,891	1.30%	25.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.3%
2022	1.7%
2021	1.9%
2020	1.6%
2019	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Franklin Small Cap Value VIP Fund 1 Class - 03-906

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,636,335	$10,161,620	609,896
Receivables: investments sold	-
Payables: investments purchased	(207)
Net assets	$8,636,128

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$527,785	29,980	$17.60
Band B	8,108,343	564,634	14.36
Total	$8,636,128	594,614

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$62,415
Mortality & expense charges and administrative fees (Band B)			(112,525)
Net investment income (loss)			(50,110)

Gain (loss) on investments:
Net realized gain (loss)			(784,264)
Realized gain distributions			450,883
Net change in unrealized appreciation (depreciation)			1,353,822
Net gain (loss)			1,020,441

Increase (decrease) in net assets from operations			$970,331

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(50,110)	$4,875
Net realized gain (loss)		(784,264)	(392,805)
Realized gain distributions		450,883	2,056,563
Net change in unrealized appreciation (depreciation)		1,353,822	(3,085,399)

Increase (decrease) in net assets from operations		970,331	(1,416,766)

Contract owner transactions:
Proceeds from units sold		151,024	954,142
Cost of units redeemed		(3,057,134)	(1,828,317)
Account charges		(48,087)	(57,094)
Increase (decrease)		(2,954,197)	(931,269)
Net increase (decrease)		(1,983,866)	(2,348,035)
Net assets, beginning		10,619,994	12,968,029
Net assets, ending		$8,636,128	$10,619,994

Units sold		13,209	70,743
Units redeemed		(235,294)	(143,130)
Net increase (decrease)		(222,085)	(72,387)
Units outstanding, beginning		816,699	889,086
Units outstanding, ending		594,614	816,699

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$28,406,720
Cost of units redeemed			(26,171,456)
Account charges			(609,800)
Net investment income (loss)			(252,473)
Net realized gain (loss)			(1,752,477)
Realized gain distributions			10,540,899
Net change in unrealized appreciation (depreciation)			(1,525,285)
Net assets			$8,636,128

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$17.60	30	$528	N/A	13.0%	12/31/2023	$14.36	565	$8,108	1.30%	11.6%
12/31/2022	15.58	40	620	N/A	-9.8%	12/31/2022	12.87	777	10,000	1.30%	-11.0%
12/31/2021	17.27	40	691	N/A	25.7%	12/31/2021	14.46	849	12,277	1.30%	24.0%
12/31/2020	13.74	29	405	N/A	5.4%	12/31/2020	11.66	557	6,497	1.30%	4.0%
12/31/2019	13.04	32	420	N/A	26.7%	12/31/2019	11.20	643	7,205	1.30%	25.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.6%
2022	1.2%
2021	1.5%
2020	1.4%
2019	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Templeton Global Bond VIP Fund 1 Class - 03-907

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$355,711	$431,877	26,236
Receivables: investments sold	318
Payables: investments purchased	-
Net assets	$356,029

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$22,360	2,891	$7.73
Band B	333,669	52,884	6.31
Total	$356,029	55,775

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges and administrative fees (Band B)			(4,550)
Net investment income (loss)			(4,550)

Gain (loss) on investments:
Net realized gain (loss)			(23,352)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			33,264
Net gain (loss)			9,912

Increase (decrease) in net assets from operations			$5,362

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,550)	$(5,613)
Net realized gain (loss)		(23,352)	(39,214)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		33,264	16,292

Increase (decrease) in net assets from operations		5,362	(28,535)

Contract owner transactions:
Proceeds from units sold		3,988	1,456
Cost of units redeemed		(81,588)	(176,662)
Account charges		(807)	(971)
Increase (decrease)		(78,407)	(176,177)
Net increase (decrease)		(73,045)	(204,712)
Net assets, beginning		429,074	633,786
Net assets, ending		$356,029	$429,074

Units sold		781	237
Units redeemed		(13,661)	(27,082)
Net increase (decrease)		(12,880)	(26,845)
Units outstanding, beginning		68,655	95,500
Units outstanding, ending		55,775	68,655

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$6,056,287
Cost of units redeemed			(6,052,354)
Account charges			(94,082)
Net investment income (loss)			725,595
Net realized gain (loss)			(273,417)
Realized gain distributions			70,166
Net change in unrealized appreciation (depreciation)			(76,166)
Net assets			$356,029

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$7.73	3	$22	N/A	3.2%	12/31/2023	$6.31	53	$334	1.30%	1.9%
12/31/2022	7.50	3	22	N/A	-4.8%	12/31/2022	6.19	66	407	1.30%	-6.1%
12/31/2021	7.88	3	25	N/A	-4.6%	12/31/2021	6.59	92	609	1.30%	-5.9%
12/31/2020	8.26	7	61	N/A	-5.1%	12/31/2020	7.00	96	674	1.30%	-6.3%
12/31/2019	8.70	9	77	N/A	2.3%	12/31/2019	7.48	116	870	1.30%	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	8.0%
2019	6.9%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Franklin Allocation VIP Fund 1 Class - 03-908

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$72,740	$72,025	14,694
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$72,739

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$57,938	5,170	$11.21
Band B	14,801	1,619	9.14
Total	$72,739	6,789

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$503
Mortality & expense charges and administrative fees (Band B)			(271)
Net investment income (loss)			232

Gain (loss) on investments:
Net realized gain (loss)			(16,037)
Realized gain distributions			488
Net change in unrealized appreciation (depreciation)			24,634
Net gain (loss)			9,085

Increase (decrease) in net assets from operations			$9,317

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$232	$1,191
Net realized gain (loss)		(16,037)	(12,844)
Realized gain distributions		488	9,007
Net change in unrealized appreciation (depreciation)		24,634	(15,889)

Increase (decrease) in net assets from operations		9,317	(18,535)

Contract owner transactions:
Proceeds from units sold		56,319	2,232
Cost of units redeemed		(57,878)	(24,081)
Account charges		(672)	(584)
Increase (decrease)		(2,231)	(22,433)
Net increase (decrease)		7,086	(40,968)
Net assets, beginning		65,653	106,621
Net assets, ending		$72,739	$65,653

Units sold		5,372	231
Units redeemed		(5,904)	(3,172)
Net increase (decrease)		(532)	(2,941)
Units outstanding, beginning		7,321	10,262
Units outstanding, ending		6,789	7,321

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$813,256
Cost of units redeemed			(905,966)
Account charges			(20,330)
Net investment income (loss)			92,114
Net realized gain (loss)			(57,125)
Realized gain distributions			150,075
Net change in unrealized appreciation (depreciation)			715
Net assets			$72,739

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$11.21	5	$58	N/A	14.8%	12/31/2023	$9.14	2	$15	1.30%	13.3%
12/31/2022	9.76	4	38	N/A	-15.7%	12/31/2022	8.07	3	28	1.30%	-16.8%
12/31/2021	11.58	4	44	N/A	11.8%	12/31/2021	9.69	6	63	1.30%	10.4%
12/31/2020	10.36	4	38	N/A	12.2%	12/31/2020	8.78	13	117	1.30%	10.7%
12/31/2019	9.23	4	33	N/A	20.0%	12/31/2019	7.93	15	121	1.30%	18.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.7%
2022	2.1%
2021	1.9%
2020	1.5%
2019	3.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Templeton Foreign VIP Fund 2 Class - 03-909

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$196,552	$176,186	13,802
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$196,551

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$23,275	2,122	$10.97
Band B	173,276	19,116	9.06
Total	$196,551	21,238

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$8,547
Mortality & expense charges and administrative fees (Band B)			(3,080)
Net investment income (loss)			5,467

Gain (loss) on investments:
Net realized gain (loss)			3,402
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			32,324
Net gain (loss)			35,726

Increase (decrease) in net assets from operations			$41,193

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,467	$6,594
Net realized gain (loss)		3,402	(7,995)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		32,324	(37,765)

Increase (decrease) in net assets from operations		41,193	(39,166)

Contract owner transactions:
Proceeds from units sold		1,632	8,093
Cost of units redeemed		(119,442)	(101,888)
Account charges		(540)	(726)
Increase (decrease)		(118,350)	(94,521)
Net increase (decrease)		(77,157)	(133,687)
Net assets, beginning		273,708	407,395
Net assets, ending		$196,551	$273,708

Units sold		197	1,038
Units redeemed		(14,371)	(13,924)
Net increase (decrease)		(14,174)	(12,886)
Units outstanding, beginning		35,412	48,298
Units outstanding, ending		21,238	35,412

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$61,574,110
Cost of units redeemed			(73,843,268)
Account charges			(1,885,603)
Net investment income (loss)			2,134,391
Net realized gain (loss)			11,007,381
Realized gain distributions			1,189,174
Net change in unrealized appreciation (depreciation)			20,366
Net assets			$196,551

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$10.97	2	$23	N/A	20.8%	12/31/2023	$9.06	19	$173	1.30%	19.2%
12/31/2022	9.08	3	27	N/A	-7.6%	12/31/2022	7.60	32	247	1.30%	-8.8%
12/31/2021	9.83	3	31	N/A	4.2%	12/31/2021	8.34	45	377	1.30%	2.8%
12/31/2020	9.44	4	34	N/A	-1.2%	12/31/2020	8.11	48	386	1.30%	-2.4%
12/31/2019	9.55	5	48	N/A	12.5%	12/31/2019	8.31	61	507	1.30%	11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.6%
2022	3.1%
2021	1.9%
2020	3.3%
2019	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Goldman Sachs VIT Government Money Market Fund Service Class - 03-CGK

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,145,762	$6,145,761	6,146,238
Receivables: investments sold	476
Payables: investments purchased	-
Net assets	$6,146,238

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$1,412,010	255,338	$5.53
Band B	4,734,228	950,595	4.98
Total	$6,146,238	1,205,933

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$393,059
Mortality & expense charges and administrative fees (Band B)			(90,979)
Net investment income (loss)			302,080

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2
Net gain (loss)			2

Increase (decrease) in net assets from operations			$302,082

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$302,080	$24,391
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2	1

Increase (decrease) in net assets from operations		302,082	24,392

Contract owner transactions:
Proceeds from units sold		2,415,699	9,823,972
Cost of units redeemed		(8,415,164)	(11,181,563)
Account charges		(50,975)	(76,981)
Increase (decrease)		(6,050,440)	(1,434,572)
Net increase (decrease)		(5,748,358)	(1,410,180)
Net assets, beginning		11,894,596	13,304,776
Net assets, ending		$6,146,238	$11,894,596

Units sold		489,307	2,045,491
Units redeemed		(1,724,556)	(2,341,988)
Net increase (decrease)		(1,235,249)	(296,497)
Units outstanding, beginning		2,441,182	2,737,679
Units outstanding, ending		1,205,933	2,441,182

* Date of Fund Inception into Variable Account: 11 /19 /2015
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$129,122,653
Cost of units redeemed			(121,945,346)
Account charges			(828,666)
Net investment income (loss)			(202,404)
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1
Net assets			$6,146,238

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.53	255	$1,412	N/A	4.8%	12/31/2023	$4.98	951	$4,734	1.30%	3.4%
12/31/2022	5.28	297	1,567	N/A	1.4%	12/31/2022	4.82	2,144	10,328	1.30%	0.1%
12/31/2021	5.21	325	1,694	N/A	0.0%	12/31/2021	4.81	2,412	11,610	1.30%	-1.3%
12/31/2020	5.21	409	2,127	N/A	0.3%	12/31/2020	4.88	3,274	15,963	1.30%	-1.0%
12/31/2019	5.19	382	1,986	N/A	1.8%	12/31/2019	4.93	2,615	12,884	1.30%	0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.4%
2022	1.4%
2021	0.0%
2020	0.2%
2019	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Janus Henderson Global Research Portfolio Institutional Class - 03-606

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,938,167	$1,884,205	48,086
Receivables: investments sold	-
Payables: investments purchased	(59)
Net assets	$2,938,108

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$1,522,011	83,106	$18.31
Band B	1,416,097	75,038	18.87
Total	$2,938,108	158,144

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$25,603
Mortality & expense charges and administrative fees (Band B)			(17,457)
Net investment income (loss)			8,146

Gain (loss) on investments:
Net realized gain (loss)			130,406
Realized gain distributions			78,316
Net change in unrealized appreciation (depreciation)			431,918
Net gain (loss)			640,640

Increase (decrease) in net assets from operations			$648,786

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,146	$29,971
Net realized gain (loss)		130,406	128,369
Realized gain distributions		78,316	322,410
Net change in unrealized appreciation (depreciation)		431,918	(1,210,038)

Increase (decrease) in net assets from operations		648,786	(729,288)

Contract owner transactions:
Proceeds from units sold		8,430	35,047
Cost of units redeemed		(377,047)	(354,095)
Account charges		(23,532)	(24,959)
Increase (decrease)		(392,149)	(344,007)
Net increase (decrease)		256,637	(1,073,295)
Net assets, beginning		2,681,471	3,754,766
Net assets, ending		$2,938,108	$2,681,471

Units sold		814	2,457
Units redeemed		(24,652)	(24,213)
Net increase (decrease)		(23,838)	(21,756)
Units outstanding, beginning		181,982	203,738
Units outstanding, ending		158,144	181,982

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$77,680,360
Cost of units redeemed			(76,419,402)
Account charges			(1,827,831)
Net investment income (loss)			1,305,768
Net realized gain (loss)			173,151
Realized gain distributions			972,100
Net change in unrealized appreciation (depreciation)			1,053,962
Net assets			$2,938,108

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$18.31	83	$1,522	N/A	26.8%	12/31/2023	$18.87	75	$1,416	1.30%	25.1%
12/31/2022	14.45	99	1,431	N/A	-19.4%	12/31/2022	15.08	83	1,251	1.30%	-20.5%
12/31/2021	17.93	104	1,867	N/A	18.1%	12/31/2021	18.96	100	1,887	1.30%	16.6%
12/31/2020	15.18	124	1,886	N/A	20.1%	12/31/2020	16.26	116	1,891	1.30%	18.5%
12/31/2019	12.64	138	1,740	N/A	29.0%	12/31/2019	13.72	137	1,879	1.30%	27.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.9%
2022	1.5%
2021	0.5%
2020	0.7%
2019	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Janus Henderson Overseas Portfolio Service Class - 03-609

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$80,963	$74,724	2,019
Receivables: investments sold	-
Payables: investments purchased	(3)
Net assets	$80,960

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$5,204	474	$10.98
Band B	75,756	8,350	9.07
Total	$80,960	8,824

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,182
Mortality & expense charges and administrative fees (Band B)			(1,037)
Net investment income (loss)			145

Gain (loss) on investments:
Net realized gain (loss)			2,457
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			6,568
Net gain (loss)			9,025

Increase (decrease) in net assets from operations			$9,170

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$145	$527
Net realized gain (loss)		2,457	(3,665)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		6,568	(14,730)

Increase (decrease) in net assets from operations		9,170	(17,868)

Contract owner transactions:
Proceeds from units sold		1,598	1,799
Cost of units redeemed		(35,909)	(21,353)
Account charges		(194)	(253)
Increase (decrease)		(34,505)	(19,807)
Net increase (decrease)		(25,335)	(37,675)
Net assets, beginning		106,295	143,970
Net assets, ending		$80,960	$106,295

Units sold		181	221
Units redeemed		(3,922)	(3,028)
Net increase (decrease)		(3,741)	(2,807)
Units outstanding, beginning		12,565	15,372
Units outstanding, ending		8,824	12,565

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,017,776
Cost of units redeemed			(843,019)
Account charges			(17,295)
Net investment income (loss)			24,165
Net realized gain (loss)			(197,536)
Realized gain distributions			90,630
Net change in unrealized appreciation (depreciation)			6,239
Net assets			$80,960

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$10.98	0	$5	N/A	10.6%	12/31/2023	$9.07	8	$76	1.30%	9.2%
12/31/2022	9.93	1	11	N/A	-8.8%	12/31/2022	8.31	11	95	1.30%	-10.0%
12/31/2021	10.89	1	13	N/A	13.3%	12/31/2021	9.24	14	131	1.30%	11.8%
12/31/2020	9.61	1	12	N/A	16.0%	12/31/2020	8.26	15	127	1.30%	14.5%
12/31/2019	8.28	1	11	N/A	26.7%	12/31/2019	7.21	22	158	1.30%	25.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.3%
2022	1.6%
2021	1.1%
2020	1.1%
2019	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Janus Henderson Mid Cap Value Portfolio Service Class - 03-259

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$365,569	$344,939	21,863
Receivables: investments sold	-
Payables: investments purchased	(8)
Net assets	$365,561

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$72,570	3,881	$18.70
Band B	292,991	18,959	15.45
Total	$365,561	22,840

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$3,273
Mortality & expense charges and administrative fees (Band B)			(3,522)
Net investment income (loss)			(249)

Gain (loss) on investments:
Net realized gain (loss)			63
Realized gain distributions			9,663
Net change in unrealized appreciation (depreciation)			23,840
Net gain (loss)			33,566

Increase (decrease) in net assets from operations			$33,317

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(249)	$273
Net realized gain (loss)		63	1,393
Realized gain distributions		9,663	28,480
Net change in unrealized appreciation (depreciation)		23,840	(57,978)

Increase (decrease) in net assets from operations		33,317	(27,832)

Contract owner transactions:
Proceeds from units sold		160	32
Cost of units redeemed		(7,064)	(37,238)
Account charges		(1,512)	(1,549)
Increase (decrease)		(8,416)	(38,755)
Net increase (decrease)		24,901	(66,587)
Net assets, beginning		340,660	407,247
Net assets, ending		$365,561	$340,660

Units sold		11	-
Units redeemed		(580)	(2,754)
Net increase (decrease)		(569)	(2,754)
Units outstanding, beginning		23,409	26,163
Units outstanding, ending		22,840	23,409

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$627,340
Cost of units redeemed			(506,224)
Account charges			(19,190)
Net investment income (loss)			3,445
Net realized gain (loss)			30,997
Realized gain distributions			208,563
Net change in unrealized appreciation (depreciation)			20,630
Net assets			$365,561

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$18.70	4	$73	N/A	11.1%	12/31/2023	$15.45	19	$293	1.30%	9.7%
12/31/2022	16.83	4	66	N/A	-5.8%	12/31/2022	14.09	19	274	1.30%	-7.0%
12/31/2021	17.86	4	72	N/A	19.4%	12/31/2021	15.15	22	335	1.30%	17.9%
12/31/2020	14.96	6	86	N/A	-1.2%	12/31/2020	12.85	22	287	1.30%	-2.5%
12/31/2019	15.14	6	88	N/A	30.0%	12/31/2019	13.18	22	285	1.30%	28.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.9%
2022	1.1%
2021	0.3%
2020	1.0%
2019	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Janus Henderson Balanced Portfolio Service Class - 03-611

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,957,347	$6,501,042	186,407
Receivables: investments sold	-
Payables: investments purchased	(436)
Net assets	$8,956,911

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$3,355,743	363,104	$9.24
Band B	5,601,168	664,297	8.43
Total	$8,956,911	1,027,401

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$153,576
Mortality & expense charges and administrative fees (Band B)			(72,138)
Net investment income (loss)			81,438

Gain (loss) on investments:
Net realized gain (loss)			339,143
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			750,521
Net gain (loss)			1,089,664

Increase (decrease) in net assets from operations			$1,171,102

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$81,438	$19,370
Net realized gain (loss)		339,143	610,225
Realized gain distributions		-	294,313
Net change in unrealized appreciation (depreciation)		750,521	(3,153,796)

Increase (decrease) in net assets from operations		1,171,102	(2,229,888)

Contract owner transactions:
Proceeds from units sold		132,069	122,477
Cost of units redeemed		(1,344,931)	(2,233,075)
Account charges		(58,771)	(65,955)
Increase (decrease)		(1,271,633)	(2,176,553)
Net increase (decrease)		(100,531)	(4,406,441)
Net assets, beginning		9,057,442	13,463,883
Net assets, ending		$8,956,911	$9,057,442

Units sold		18,270	15,924
Units redeemed		(180,529)	(289,886)
Net increase (decrease)		(162,259)	(273,962)
Units outstanding, beginning		1,189,660	1,463,622
Units outstanding, ending		1,027,401	1,189,660

* Date of Fund Inception into Variable Account: 10 /21 /2016
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$17,177,247
Cost of units redeemed			(15,076,907)
Account charges			(566,954)
Net investment income (loss)			665,200
Net realized gain (loss)			3,034,455
Realized gain distributions			1,267,565
Net change in unrealized appreciation (depreciation)			2,456,305
Net assets			$8,956,911

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$9.24	363	$3,356	N/A	15.1%	12/31/2023	$8.43	664	$5,601	1.30%	13.7%
12/31/2022	8.03	381	3,055	N/A	-16.6%	12/31/2022	7.42	809	6,002	1.30%	-17.7%
12/31/2021	9.63	442	4,259	N/A	16.9%	12/31/2021	9.01	1,021	9,205	1.30%	15.4%
12/31/2020	8.23	543	4,469	N/A	14.0%	12/31/2020	7.81	1,162	9,080	1.30%	12.6%
12/31/2019	7.22	594	4,292	N/A	22.3%	12/31/2019	6.94	1,398	9,704	1.30%	20.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.7%
2022	1.0%
2021	0.9%
2020	2.0%
2019	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Janus Henderson Flexible Bond Portfolio Institutional Class - 03-607

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,895,607	$17,335,914	1,482,099
Receivables: investments sold	-
Payables: investments purchased	(500)
Net assets	$14,895,107

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$1,285,812	89,248	$14.41
Band B	13,609,295	1,571,238	8.66
Total	$14,895,107	1,660,486

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$642,241
Mortality & expense charges and administrative fees (Band B)			(175,739)
Net investment income (loss)			466,502

Gain (loss) on investments:
Net realized gain (loss)			(516,965)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			662,540
Net gain (loss)			145,575

Increase (decrease) in net assets from operations			$612,077

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$466,502	$245,422
Net realized gain (loss)		(516,965)	(499,287)
Realized gain distributions		-	303,258
Net change in unrealized appreciation (depreciation)		662,540	(2,983,065)

Increase (decrease) in net assets from operations		612,077	(2,933,672)

Contract owner transactions:
Proceeds from units sold		1,524,566	1,009,341
Cost of units redeemed		(2,339,340)	(3,949,078)
Account charges		(87,040)	(97,402)
Increase (decrease)		(901,814)	(3,037,139)
Net increase (decrease)		(289,737)	(5,970,811)
Net assets, beginning		15,184,844	21,155,655
Net assets, ending		$14,895,107	$15,184,844

Units sold		182,454	116,561
Units redeemed		(285,937)	(453,780)
Net increase (decrease)		(103,483)	(337,219)
Units outstanding, beginning		1,763,969	2,101,188
Units outstanding, ending		1,660,486	1,763,969

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$250,958,433
Cost of units redeemed			(268,673,158)
Account charges			(8,152,850)
Net investment income (loss)			34,028,685
Net realized gain (loss)			2,404,884
Realized gain distributions			6,769,420
Net change in unrealized appreciation (depreciation)			(2,440,307)
Net assets			$14,895,107

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$14.41	89	$1,286	N/A	5.5%	12/31/2023	$8.66	1,571	$13,609	1.30%	4.1%
12/31/2022	13.66	96	1,315	N/A	-13.7%	12/31/2022	8.32	1,668	13,870	1.30%	-14.8%
12/31/2021	15.82	108	1,701	N/A	-0.9%	12/31/2021	9.76	1,994	19,455	1.30%	-2.2%
12/31/2020	15.96	112	1,788	N/A	10.5%	12/31/2020	9.98	1,583	15,790	1.30%	9.1%
12/31/2019	14.45	143	2,064	N/A	9.6%	12/31/2019	9.15	1,885	17,243	1.30%	8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.3%
2022	2.5%
2021	3.1%
2020	2.8%
2019	3.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Janus Henderson Forty Portfolio Institutional Class - 03-602

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$792,622	$721,171	16,739
Receivables: investments sold	-
Payables: investments purchased	(21)
Net assets	$792,601

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$87,122	3,690	$23.61
Band B	705,479	36,629	19.26
Total	$792,601	40,319

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,385
Mortality & expense charges and administrative fees (Band B)			(8,673)
Net investment income (loss)			(7,288)

Gain (loss) on investments:
Net realized gain (loss)			(18,935)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			268,315
Net gain (loss)			249,380

Increase (decrease) in net assets from operations			$242,092

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,288)	$(8,368)
Net realized gain (loss)		(18,935)	21,417
Realized gain distributions		-	127,460
Net change in unrealized appreciation (depreciation)		268,315	(538,004)

Increase (decrease) in net assets from operations		242,092	(397,495)

Contract owner transactions:
Proceeds from units sold		2,661	7,687
Cost of units redeemed		(175,212)	(144,567)
Account charges		(1,839)	(2,225)
Increase (decrease)		(174,390)	(139,105)
Net increase (decrease)		67,702	(536,600)
Net assets, beginning		724,899	1,261,499
Net assets, ending		$792,601	$724,899

Units sold		1,265	453
Units redeemed		(12,122)	(7,782)
Net increase (decrease)		(10,857)	(7,329)
Units outstanding, beginning		51,176	58,505
Units outstanding, ending		40,319	51,176

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,191,602
Cost of units redeemed			(3,740,415)
Account charges			(52,934)
Net investment income (loss)			(69,913)
Net realized gain (loss)			382,738
Realized gain distributions			1,010,072
Net change in unrealized appreciation (depreciation)			71,451
Net assets			$792,601

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$23.61	4	$87	N/A	40.0%	12/31/2023	$19.26	37	$705	1.30%	38.2%
12/31/2022	16.87	4	66	N/A	-33.6%	12/31/2022	13.94	47	659	1.30%	-34.4%
12/31/2021	25.39	4	111	N/A	22.9%	12/31/2021	21.25	54	1,151	1.30%	21.3%
12/31/2020	20.66	5	108	N/A	39.4%	12/31/2020	17.52	67	1,181	1.30%	37.6%
12/31/2019	14.82	5	71	N/A	37.2%	12/31/2019	12.73	81	1,032	1.30%	35.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.2%
2022	0.2%
2021	0.6%
2020	0.7%
2019	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Neuberger Berman AMT Mid Cap Growth Portfolio Service Class - 03-866

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$416,604	$441,369	18,175
Receivables: investments sold	-
Payables: investments purchased	(9)
Net assets	$416,595

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$47,293	1,688	$28.02
Band B	369,302	15,949	23.15
Total	$416,595	17,637

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges and administrative fees (Band B)			(5,152)
Net investment income (loss)			(5,152)

Gain (loss) on investments:
Net realized gain (loss)			(32,551)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			110,429
Net gain (loss)			77,878

Increase (decrease) in net assets from operations			$72,726

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,152)	$(7,619)
Net realized gain (loss)		(32,551)	15,120
Realized gain distributions		-	123,842
Net change in unrealized appreciation (depreciation)		110,429	(382,768)

Increase (decrease) in net assets from operations		72,726	(251,425)

Contract owner transactions:
Proceeds from units sold		3,584	24,001
Cost of units redeemed		(197,054)	(137,579)
Account charges		(931)	(1,624)
Increase (decrease)		(194,401)	(115,202)
Net increase (decrease)		(121,675)	(366,627)
Net assets, beginning		538,270	904,897
Net assets, ending		$416,595	$538,270

Units sold		162	1,621
Units redeemed		(9,265)	(6,595)
Net increase (decrease)		(9,103)	(4,974)
Units outstanding, beginning		26,740	31,714
Units outstanding, ending		17,637	26,740

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,248,877
Cost of units redeemed			(2,581,609)
Account charges			(35,919)
Net investment income (loss)			(113,381)
Net realized gain (loss)			151,575
Realized gain distributions			771,817
Net change in unrealized appreciation (depreciation)			(24,765)
Net assets			$416,595

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$28.02	2	$47	N/A	18.0%	12/31/2023	$23.15	16	$369	1.30%	16.4%
12/31/2022	23.75	2	40	N/A	-28.8%	12/31/2022	19.89	25	498	1.30%	-29.7%
12/31/2021	33.37	1	48	N/A	12.7%	12/31/2021	28.30	30	857	1.30%	11.3%
12/31/2020	29.60	2	53	N/A	39.7%	12/31/2020	25.44	39	994	1.30%	37.9%
12/31/2019	21.19	3	58	N/A	32.5%	12/31/2019	18.45	42	770	1.30%	30.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Neuberger Berman Mid Cap Intrinsic Value Portfolio I Class - 03-870

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$425,491	$427,476	26,996
Receivables: investments sold	-
Payables: investments purchased	(14)
Net assets	$425,477

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$109,723	3,953	$27.76
Band B	315,754	14,822	21.30
Total	$425,477	18,775

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$4,177
Mortality & expense charges and administrative fees (Band B)			(3,867)
Net investment income (loss)			310

Gain (loss) on investments:
Net realized gain (loss)			(1,181)
Realized gain distributions			21,083
Net change in unrealized appreciation (depreciation)			17,950
Net gain (loss)			37,852

Increase (decrease) in net assets from operations			$38,162

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$310	$(1,853)
Net realized gain (loss)		(1,181)	9,657
Realized gain distributions		21,083	64,354
Net change in unrealized appreciation (depreciation)		17,950	(124,929)

Increase (decrease) in net assets from operations		38,162	(52,771)

Contract owner transactions:
Proceeds from units sold		60,908	17,876
Cost of units redeemed		(84,450)	(69,171)
Account charges		(1,528)	(1,728)
Increase (decrease)		(25,070)	(53,023)
Net increase (decrease)		13,092	(105,794)
Net assets, beginning		412,385	518,179
Net assets, ending		$425,477	$412,385

Units sold		2,438	824
Units redeemed		(3,737)	(3,284)
Net increase (decrease)		(1,299)	(2,460)
Units outstanding, beginning		20,074	22,534
Units outstanding, ending		18,775	20,074

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$23,058,536
Cost of units redeemed			(25,917,929)
Account charges			(339,171)
Net investment income (loss)			(260,990)
Net realized gain (loss)			1,991,354
Realized gain distributions			1,895,662
Net change in unrealized appreciation (depreciation)			(1,985)
Net assets			$425,477

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$27.76	4	$110	N/A	11.0%	12/31/2023	$21.30	15	$316	1.30%	9.6%
12/31/2022	25.01	4	99	N/A	-9.8%	12/31/2022	19.44	16	313	1.30%	-10.9%
12/31/2021	27.71	4	124	N/A	32.8%	12/31/2021	21.82	18	394	1.30%	31.1%
12/31/2020	20.87	4	87	N/A	-2.6%	12/31/2020	16.65	20	328	1.30%	-3.9%
12/31/2019	21.43	5	104	N/A	16.7%	12/31/2019	17.32	23	399	1.30%	15.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.0%
2022	0.6%
2021	0.6%
2020	0.9%
2019	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Neuberger Berman Short Duration Bond Portfolio I Class - 03-875

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$403,153	$437,070	41,818
Receivables: investments sold	-
Payables: investments purchased	(13)
Net assets	$403,140

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$37,611	5,424	$6.93
Band B	365,529	68,958	5.30
Total	$403,140	74,382

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$18,042
Mortality & expense charges and administrative fees (Band B)			(4,620)
Net investment income (loss)			13,422

Gain (loss) on investments:
Net realized gain (loss)			(868)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,513
Net gain (loss)			4,645

Increase (decrease) in net assets from operations			$18,067

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$13,422	$10,718
Net realized gain (loss)		(868)	(1,470)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		5,513	(36,218)

Increase (decrease) in net assets from operations		18,067	(26,970)

Contract owner transactions:
Proceeds from units sold		2,412	147
Cost of units redeemed		(4,983)	(15,908)
Account charges		(689)	(706)
Increase (decrease)		(3,260)	(16,467)
Net increase (decrease)		14,807	(43,437)
Net assets, beginning		388,333	431,770
Net assets, ending		$403,140	$388,333

Units sold		468	22
Units redeemed		(1,039)	(3,190)
Net increase (decrease)		(571)	(3,168)
Units outstanding, beginning		74,953	78,121
Units outstanding, ending		74,382	74,953

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$97,691,988
Cost of units redeemed			(96,917,834)
Account charges			(1,310,838)
Net investment income (loss)			2,314,859
Net realized gain (loss)			(1,341,118)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(33,917)
Net assets			$403,140

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$6.93	5	$38	N/A	5.9%	12/31/2023	$5.30	69	$366	1.30%	4.5%
12/31/2022	6.55	6	37	N/A	-5.2%	12/31/2022	5.07	69	352	1.30%	-6.4%
12/31/2021	6.91	6	40	N/A	0.7%	12/31/2021	5.42	72	392	1.30%	-0.6%
12/31/2020	6.86	7	46	N/A	3.5%	12/31/2020	5.45	81	440	1.30%	2.1%
12/31/2019	6.63	11	71	N/A	3.7%	12/31/2019	5.34	102	546	1.30%	2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.6%
2022	3.8%
2021	2.5%
2020	1.8%
2019	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Pioneer Select Mid Cap Growth VCT Portfolio I Class - 03-597

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,877,627	$2,107,660	85,265
Receivables: investments sold	-
Payables: investments purchased	(57)
Net assets	$1,877,570

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$977,121	33,324	$29.32
Band B	900,449	32,524	27.69
Total	$1,877,570	65,848

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges and administrative fees (Band B)			(11,104)
Net investment income (loss)			(11,104)

Gain (loss) on investments:
Net realized gain (loss)			(35,883)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			341,876
Net gain (loss)			305,993

Increase (decrease) in net assets from operations			$294,889

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(11,104)	$(11,969)
Net realized gain (loss)		(35,883)	(56,915)
Realized gain distributions		-	378,199
Net change in unrealized appreciation (depreciation)		341,876	(1,117,802)

Increase (decrease) in net assets from operations		294,889	(808,487)

Contract owner transactions:
Proceeds from units sold		69,259	82,736
Cost of units redeemed		(123,346)	(233,568)
Account charges		(15,434)	(12,007)
Increase (decrease)		(69,521)	(162,839)
Net increase (decrease)		225,368	(971,326)
Net assets, beginning		1,652,202	2,623,528
Net assets, ending		$1,877,570	$1,652,202

Units sold		2,861	3,481
Units redeemed		(5,417)	(9,485)
Net increase (decrease)		(2,556)	(6,004)
Units outstanding, beginning		68,404	74,408
Units outstanding, ending		65,848	68,404

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$17,912,635
Cost of units redeemed			(20,685,897)
Account charges			(870,604)
Net investment income (loss)			(372,047)
Net realized gain (loss)			1,887,625
Realized gain distributions			4,235,891
Net change in unrealized appreciation (depreciation)			(230,033)
Net assets			$1,877,570

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$29.32	33	$977	N/A	18.8%	12/31/2023	$27.69	33	$900	1.30%	17.2%
12/31/2022	24.69	34	848	N/A	-31.1%	12/31/2022	23.61	34	804	1.30%	-31.9%
12/31/2021	35.81	37	1,341	N/A	8.1%	12/31/2021	34.70	37	1,283	1.30%	6.7%
12/31/2020	33.14	42	1,393	N/A	39.2%	12/31/2020	32.53	47	1,516	1.30%	37.4%
12/31/2019	23.81	43	1,020	N/A	33.1%	12/31/2019	23.68	47	1,115	1.30%	31.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Pioneer Equity Income VCT Portfolio II Class - 03-598

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$172,016	$208,116	11,399
Receivables: investments sold	-
Payables: investments purchased	(105)
Net assets	$171,911

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$26,981	1,119	$24.11
Band B	144,930	7,273	19.93
Total	$171,911	8,392

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,810
Mortality & expense charges and administrative fees (Band B)			(1,823)
Net investment income (loss)			987

Gain (loss) on investments:
Net realized gain (loss)			(5,181)
Realized gain distributions			12,918
Net change in unrealized appreciation (depreciation)			1,145
Net gain (loss)			8,882

Increase (decrease) in net assets from operations			$9,869

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$987	$877
Net realized gain (loss)		(5,181)	(8,222)
Realized gain distributions		12,918	23,343
Net change in unrealized appreciation (depreciation)		1,145	(37,288)

Increase (decrease) in net assets from operations		9,869	(21,290)

Contract owner transactions:
Proceeds from units sold		518	98
Cost of units redeemed		(12,640)	(48,345)
Account charges		(317)	(433)
Increase (decrease)		(12,439)	(48,680)
Net increase (decrease)		(2,570)	(69,970)
Net assets, beginning		174,481	244,451
Net assets, ending		$171,911	$174,481

Units sold		28	4
Units redeemed		(620)	(2,495)
Net increase (decrease)		(592)	(2,491)
Units outstanding, beginning		8,984	11,475
Units outstanding, ending		8,392	8,984

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$746,516
Cost of units redeemed			(781,143)
Account charges			(9,430)
Net investment income (loss)			23,856
Net realized gain (loss)			(58,050)
Realized gain distributions			286,262
Net change in unrealized appreciation (depreciation)			(36,100)
Net assets			$171,911

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$24.11	1	$27	N/A	7.2%	12/31/2023	$19.93	7	$145	1.30%	5.8%
12/31/2022	22.50	1	32	N/A	-7.9%	12/31/2022	18.84	8	142	1.30%	-9.1%
12/31/2021	24.44	2	43	N/A	25.3%	12/31/2021	20.73	10	201	1.30%	23.7%
12/31/2020	19.50	2	40	N/A	-0.3%	12/31/2020	16.76	15	246	1.30%	-1.6%
12/31/2019	19.55	2	43	N/A	25.2%	12/31/2019	17.02	13	224	1.30%	23.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.6%
2022	1.4%
2021	1.2%
2020	2.1%
2019	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Pioneer Bond VCT Portfolio I Class - 03-CPG

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,439,929	$2,787,067	257,099
Receivables: investments sold	-
Payables: investments purchased	(47)
Net assets	$2,439,882

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$999,547	176,829	$5.65
Band B	1,440,335	279,295	5.16
Total	$2,439,882	456,124

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$95,347
Mortality & expense charges and administrative fees (Band B)			(18,643)
Net investment income (loss)			76,704

Gain (loss) on investments:
Net realized gain (loss)			(44,843)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			110,613
Net gain (loss)			65,770

Increase (decrease) in net assets from operations			$142,474

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$76,704	$45,965
Net realized gain (loss)		(44,843)	(76,317)
Realized gain distributions		-	63,203
Net change in unrealized appreciation (depreciation)		110,613	(537,069)

Increase (decrease) in net assets from operations		142,474	(504,218)

Contract owner transactions:
Proceeds from units sold		67,716	60,009
Cost of units redeemed		(211,549)	(754,251)
Account charges		(16,426)	(19,123)
Increase (decrease)		(160,259)	(713,365)
Net increase (decrease)		(17,785)	(1,217,583)
Net assets, beginning		2,457,667	3,675,250
Net assets, ending		$2,439,882	$2,457,667

Units sold		13,849	11,266
Units redeemed		(45,775)	(146,188)
Net increase (decrease)		(31,926)	(134,922)
Units outstanding, beginning		488,050	622,972
Units outstanding, ending		456,124	488,050

* Date of Fund Inception into Variable Account: 10 /21 /2016
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$32,823,703
Cost of units redeemed			(32,338,023)
Account charges			(572,967)
Net investment income (loss)			1,831,935
Net realized gain (loss)			732,994
Realized gain distributions			309,378
Net change in unrealized appreciation (depreciation)			(347,138)
Net assets			$2,439,882

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.65	177	$1,000	N/A	7.0%	12/31/2023	$5.16	279	$1,440	1.30%	5.6%
12/31/2022	5.28	185	978	N/A	-14.2%	12/31/2022	4.88	303	1,479	1.30%	-15.3%
12/31/2021	6.16	211	1,297	N/A	0.4%	12/31/2021	5.77	412	2,379	1.30%	-0.9%
12/31/2020	6.14	381	2,340	N/A	8.7%	12/31/2020	5.82	2,656	15,459	1.30%	7.3%
12/31/2019	5.64	436	2,459	N/A	9.3%	12/31/2019	5.42	3,195	17,331	1.30%	7.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.9%
2022	2.3%
2021	2.1%
2020	3.0%
2019	3.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Pioneer Equity Income VCT Portfolio I Class - 03-CPF

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,161,807	$10,835,413	553,722
Receivables: investments sold	1,813
Payables: investments purchased	(1,746)
Net assets	$8,161,874

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$3,553,390	430,051	$8.26
Band B	4,608,484	611,340	7.54
Total	$8,161,874	1,041,391

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$186,957
Mortality & expense charges and administrative fees (Band B)			(94,533)
Net investment income (loss)			92,424

Gain (loss) on investments:
Net realized gain (loss)			(2,490,852)
Realized gain distributions			632,228
Net change in unrealized appreciation (depreciation)			2,338,878
Net gain (loss)			480,254

Increase (decrease) in net assets from operations			$572,678

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$92,424	$128,709
Net realized gain (loss)		(2,490,852)	(1,072,234)
Realized gain distributions		632,228	1,910,467
Net change in unrealized appreciation (depreciation)		2,338,878	(2,680,022)

Increase (decrease) in net assets from operations		572,678	(1,713,080)

Contract owner transactions:
Proceeds from units sold		138,236	150,549
Cost of units redeemed		(7,370,569)	(4,373,823)
Account charges		(70,582)	(101,435)
Increase (decrease)		(7,302,915)	(4,324,709)
Net increase (decrease)		(6,730,237)	(6,037,789)
Net assets, beginning		14,892,111	20,929,900
Net assets, ending		$8,161,874	$14,892,111

Units sold		21,029	25,077
Units redeemed		(1,034,734)	(614,359)
Net increase (decrease)		(1,013,705)	(589,282)
Units outstanding, beginning		2,055,096	2,644,378
Units outstanding, ending		1,041,391	2,055,096

* Date of Fund Inception into Variable Account: 10 /21 /2016
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$32,238,366
Cost of units redeemed			(30,825,205)
Account charges			(794,306)
Net investment income (loss)			1,463,081
Net realized gain (loss)			(8,906,817)
Realized gain distributions			17,660,361
Net change in unrealized appreciation (depreciation)			(2,673,606)
Net assets			$8,161,874

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$8.26	430	$3,553	N/A	7.5%	12/31/2023	$7.54	611	$4,608	1.30%	6.1%
12/31/2022	7.69	496	3,815	N/A	-7.8%	12/31/2022	7.11	1,559	11,077	1.30%	-8.9%
12/31/2021	8.33	553	4,611	N/A	25.7%	12/31/2021	7.80	2,091	16,319	1.30%	24.1%
12/31/2020	6.63	602	3,989	N/A	0.0%	12/31/2020	6.29	1,917	12,060	1.30%	-1.3%
12/31/2019	6.63	662	4,390	N/A	25.6%	12/31/2019	6.37	2,405	15,334	1.30%	23.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.6%
2022	1.7%
2021	1.6%
2020	2.4%
2019	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Pioneer Fund VCT Portfolio I Class - 03-596

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,054,766	$1,072,290	65,879
Receivables: investments sold	-
Payables: investments purchased	(13)
Net assets	$1,054,753

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$679,114	30,468	$22.29
Band B	375,639	13,286	28.27
Total	$1,054,753	43,754

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$8,274
Mortality & expense charges and administrative fees (Band B)			(4,603)
Net investment income (loss)			3,671

Gain (loss) on investments:
Net realized gain (loss)			(9,634)
Realized gain distributions			39,211
Net change in unrealized appreciation (depreciation)			206,250
Net gain (loss)			235,827

Increase (decrease) in net assets from operations			$239,498

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,671	$507
Net realized gain (loss)		(9,634)	(49,162)
Realized gain distributions		39,211	174,629
Net change in unrealized appreciation (depreciation)		206,250	(380,635)

Increase (decrease) in net assets from operations		239,498	(254,661)

Contract owner transactions:
Proceeds from units sold		5,689	6,876
Cost of units redeemed		(56,085)	(164,681)
Account charges		(7,909)	(8,023)
Increase (decrease)		(58,305)	(165,828)
Net increase (decrease)		181,193	(420,489)
Net assets, beginning		873,560	1,294,049
Net assets, ending		$1,054,753	$873,560

Units sold		285	345
Units redeemed		(2,698)	(7,707)
Net increase (decrease)		(2,413)	(7,362)
Units outstanding, beginning		46,167	53,529
Units outstanding, ending		43,754	46,167

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$103,794,024
Cost of units redeemed			(110,463,649)
Account charges			(2,835,792)
Net investment income (loss)			998,581
Net realized gain (loss)			(1,151,328)
Realized gain distributions			10,730,441
Net change in unrealized appreciation (depreciation)			(17,524)
Net assets			$1,054,753

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$22.29	30	$679	N/A	28.9%	12/31/2023	$28.27	13	$376	1.30%	27.3%
12/31/2022	17.29	31	534	N/A	-19.5%	12/31/2022	22.22	15	340	1.30%	-20.5%
12/31/2021	21.47	31	671	N/A	28.0%	12/31/2021	27.96	22	623	1.30%	26.3%
12/31/2020	16.78	34	577	N/A	24.3%	12/31/2020	22.13	27	603	1.30%	22.7%
12/31/2019	13.50	42	566	N/A	31.3%	12/31/2019	18.04	30	541	1.30%	29.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.9%
2022	0.6%
2021	0.3%
2020	0.7%
2019	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Royce Capital Small-Cap Portfolio Investor Class - 03-750

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$331,064	$305,653	34,600
Receivables: investments sold	753
Payables: investments purchased	-
Net assets	$331,817

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$6,054	414	$14.62
Band B	325,763	27,312	11.93
Total	$331,817	27,726

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,539
Mortality & expense charges and administrative fees (Band B)			(3,760)
Net investment income (loss)			(1,221)

Gain (loss) on investments:
Net realized gain (loss)			377
Realized gain distributions			26,378
Net change in unrealized appreciation (depreciation)			41,441
Net gain (loss)			68,196

Increase (decrease) in net assets from operations			$66,975

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,221)	$(2,944)
Net realized gain (loss)		377	(1,766)
Realized gain distributions		26,378	5,804
Net change in unrealized appreciation (depreciation)		41,441	(39,795)

Increase (decrease) in net assets from operations		66,975	(38,701)

Contract owner transactions:
Proceeds from units sold		210	45,240
Cost of units redeemed		(38,985)	(49,784)
Account charges		(800)	(916)
Increase (decrease)		(39,575)	(5,460)
Net increase (decrease)		27,400	(44,161)
Net assets, beginning		304,417	348,578
Net assets, ending		$331,817	$304,417

Units sold		189	4,398
Units redeemed		(4,100)	(5,240)
Net increase (decrease)		(3,911)	(842)
Units outstanding, beginning		31,637	32,479
Units outstanding, ending		27,726	31,637

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,542,338
Cost of units redeemed			(1,641,881)
Account charges			(24,926)
Net investment income (loss)			(38,431)
Net realized gain (loss)			(14,321)
Realized gain distributions			483,627
Net change in unrealized appreciation (depreciation)			25,411
Net assets			$331,817

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$14.62	0	$6	N/A	25.9%	12/31/2023	$11.93	27	$326	1.30%	24.3%
12/31/2022	11.61	0	5	N/A	-9.2%	12/31/2022	9.60	31	300	1.30%	-10.4%
12/31/2021	12.79	0	5	N/A	28.8%	12/31/2021	10.71	32	343	1.30%	27.2%
12/31/2020	9.93	1	6	N/A	-7.2%	12/31/2020	8.42	41	342	1.30%	-8.4%
12/31/2019	10.69	1	8	N/A	18.7%	12/31/2019	9.19	53	491	1.30%	17.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.8%
2022	0.4%
2021	1.4%
2020	0.8%
2019	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust TOPS Managed Risk Balanced ETF Portfolio 2 Class - 03-087

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$290,583	$430,585	20,814
Receivables: investments sold	-
Payables: investments purchased	(8)
Net assets	$290,575

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$65,596	3,252	$20.17
Band B	224,979	12,580	17.88
Total	$290,575	15,832

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$780
Mortality & expense charges and administrative fees (Band B)			(3,028)
Net investment income (loss)			(2,248)

Gain (loss) on investments:
Net realized gain (loss)			(68,831)
Realized gain distributions			1,334
Net change in unrealized appreciation (depreciation)			93,848
Net gain (loss)			26,351

Increase (decrease) in net assets from operations			$24,103

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,248)	$68,409
Net realized gain (loss)		(68,831)	(2,713)
Realized gain distributions		1,334	160,637
Net change in unrealized appreciation (depreciation)		93,848	(281,235)

Increase (decrease) in net assets from operations		24,103	(54,902)

Contract owner transactions:
Proceeds from units sold		5,174	6,367
Cost of units redeemed		(111,852)	(15,882)
Account charges		(1,836)	(3,430)
Increase (decrease)		(108,514)	(12,945)
Net increase (decrease)		(84,411)	(67,847)
Net assets, beginning		374,986	442,833
Net assets, ending		$290,575	$374,986

Units sold		755	1,056
Units redeemed		(50,204)	(3,238)
Net increase (decrease)		(49,449)	(2,182)
Units outstanding, beginning		65,281	67,463
Units outstanding, ending		15,832	65,281

* Date of Fund Inception into Variable Account: 9 /26 /2014
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$899,641
Cost of units redeemed			(688,769)
Account charges			(35,565)
Net investment income (loss)			92,353
Net realized gain (loss)			(58,613)
Realized gain distributions			221,530
Net change in unrealized appreciation (depreciation)			(140,002)
Net assets			$290,575

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information. (a) Effective August 18, 2023, the fund underwent a 1-for-3 reverse share split. The effect of the share split transaction was to multiply the number of units outstanding by the split factor, with a corresponding decrease in the accumulation unit value. The transaction did not change the net assets of the fund or the value of the shareholder's investment. The historical transactions presented in the Statement of Changes in Net Assets as well as the accumulation unit value and units outstanding in the Financial Highlights have been adjusted retroactively to give effect to the share split.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$20.17	3	$66	N/A	9.0%	12/31/2023	$17.88	13	$225	1.30%	7.6%
12/31/2022	18.50	21	132	N/A	-11.8%	12/31/2022	16.62	44	243	1.30%	-13.0%
12/31/2021	20.99	21	149	N/A	8.6%	12/31/2021	19.09	46	294	1.30%	7.2%
12/31/2020	19.33	22	141	N/A	5.9%	12/31/2020	17.82	58	343	1.30%	4.5%
12/31/2019	18.25	20	120	N/A	14.6%	12/31/2019	17.05	71	406	1.30%	13.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.2%
2022	17.5%
2021	1.1%
2020	2.2%
2019	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust TOPS Managed Risk Growth ETF Portfolio 2 Class - 03-088

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$179,930	$251,789	14,675
Receivables: investments sold	-
Payables: investments purchased	(6)
Net assets	$179,924

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$-	-	$13.73
Band B	179,924	14,777	12.18
Total	$179,924	14,777

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$866
Mortality & expense charges and administrative fees (Band B)			(2,368)
Net investment income (loss)			(1,502)

Gain (loss) on investments:
Net realized gain (loss)			(12,545)
Realized gain distributions			277
Net change in unrealized appreciation (depreciation)			30,322
Net gain (loss)			18,054

Increase (decrease) in net assets from operations			$16,552

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,502)	$13,872
Net realized gain (loss)		(12,545)	2,482
Realized gain distributions		277	80,425
Net change in unrealized appreciation (depreciation)		30,322	(124,474)

Increase (decrease) in net assets from operations		16,552	(27,695)

Contract owner transactions:
Proceeds from units sold		1,730	108,174
Cost of units redeemed		(22,474)	(62,641)
Account charges		(760)	(846)
Increase (decrease)		(21,504)	44,687
Net increase (decrease)		(4,952)	16,992
Net assets, beginning		184,876	167,884
Net assets, ending		$179,924	$184,876

Units sold		255	17,758
Units redeemed		(18,727)	(10,214)
Net increase (decrease)		(18,472)	7,544
Units outstanding, beginning		33,249	25,705
Units outstanding, ending		14,777	33,249

* Date of Fund Inception into Variable Account: 9 /26 /2014
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,219,726
Cost of units redeemed			(1,136,179)
Account charges			(18,951)
Net investment income (loss)			34,832
Net realized gain (loss)			11,682
Realized gain distributions			140,673
Net change in unrealized appreciation (depreciation)			(71,859)
Net assets			$179,924

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information. (a) Effective August 18, 2023, the fund underwent a 1-for-2 reverse share split. The effect of the share split transaction was to multiply the number of units outstanding by the split factor, with a corresponding decrease in the accumulation unit value. The transaction did not change the net assets of the fund or the value of the shareholder's investment. The historical transactions presented in the Statement of Changes in Net Assets as well as the accumulation unit value and units outstanding in the Financial Highlights have been adjusted retroactively to give effect to the share split.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$13.73	0	$0	N/A	11.1%	12/31/2023	$12.18	15	$180	1.30%	9.7%
12/31/2022	12.36	1	4	N/A	-13.7%	12/31/2022	11.10	33	181	1.30%	-14.8%
12/31/2021	14.32	1	4	N/A	12.6%	12/31/2021	13.03	25	164	1.30%	11.1%
12/31/2020	12.72	1	5	N/A	5.2%	12/31/2020	11.73	54	315	1.30%	3.8%
12/31/2019	12.09	22	136	N/A	17.1%	12/31/2019	11.29	56	318	1.30%	15.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.5%
2022	9.2%
2021	1.4%
2020	1.7%
2019	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust TOPS Managed Risk Moderate Growth ETF Portfolio 2 Class - 03-086

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$997,551	$1,448,738	77,149
Receivables: investments sold	-
Payables: investments purchased	(15)
Net assets	$997,536

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$599,594	17,291	$34.68
Band B	397,942	12,944	30.74
Total	$997,536	30,235

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$3,806
Mortality & expense charges and administrative fees (Band B)			(5,914)
Net investment income (loss)			(2,108)

Gain (loss) on investments:
Net realized gain (loss)			(504,139)
Realized gain distributions			2,670
Net change in unrealized appreciation (depreciation)			607,312
Net gain (loss)			105,843

Increase (decrease) in net assets from operations			$103,735

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,108)	$205,669
Net realized gain (loss)		(504,139)	10,557
Realized gain distributions		2,670	870,189
Net change in unrealized appreciation (depreciation)		607,312	(1,342,208)

Increase (decrease) in net assets from operations		103,735	(255,793)

Contract owner transactions:
Proceeds from units sold		5,957	7,570
Cost of units redeemed		(449,161)	(381,849)
Account charges		(10,136)	(13,554)
Increase (decrease)		(453,340)	(387,833)
Net increase (decrease)		(349,605)	(643,626)
Net assets, beginning		1,347,141	1,990,767
Net assets, ending		$997,536	$1,347,141

Units sold		910	1,190
Units redeemed		(195,401)	(65,396)
Net increase (decrease)		(194,491)	(64,206)
Units outstanding, beginning		224,726	288,932
Units outstanding, ending		30,235	224,726

* Date of Fund Inception into Variable Account: 9 /26 /2014
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$6,522,332
Cost of units redeemed			(6,028,675)
Account charges			(251,924)
Net investment income (loss)			456,510
Net realized gain (loss)			(478,949)
Realized gain distributions			1,229,429
Net change in unrealized appreciation (depreciation)			(451,187)
Net assets			$997,536

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information. (a) Effective August 18, 2023, the fund underwent a 1-for-5 reverse share split. The effect of the share split transaction was to multiply the number of units outstanding by the split factor, with a corresponding decrease in the accumulation unit value. The transaction did not change the net assets of the fund or the value of the shareholder's investment. The historical transactions presented in the Statement of Changes in Net Assets as well as the accumulation unit value and units outstanding in the Financial Highlights have been adjusted retroactively to give effect to the share split.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$34.68	17	$600	N/A	10.3%	12/31/2023	$30.74	13	$398	1.30%	8.9%
12/31/2022	31.43	123	770	N/A	-13.4%	12/31/2022	28.23	102	577	1.30%	-14.5%
12/31/2021	36.27	128	928	N/A	11.1%	12/31/2021	33.00	161	1,063	1.30%	9.6%
12/31/2020	32.66	141	923	N/A	5.9%	12/31/2020	30.10	168	1,011	1.30%	4.5%
12/31/2019	30.84	187	1,154	N/A	16.3%	12/31/2019	28.80	201	1,159	1.30%	14.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.3%
2022	13.0%
2021	1.1%
2020	1.9%
2019	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Vanguard VIF Total Bond Market Index Portfolio - 03-121

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$26,122,124	$29,092,756	2,457,533
Receivables: investments sold	1,463
Payables: investments purchased	-
Net assets	$26,123,587

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$1,401,898	160,790	$8.72
Band B	24,721,689	3,614,208	6.84
Total	$26,123,587	3,774,998

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$726,607
Mortality & expense charges and administrative fees (Band B)			(340,399)
Net investment income (loss)			386,208

Gain (loss) on investments:
Net realized gain (loss)			(931,733)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,679,032
Net gain (loss)			747,299

Increase (decrease) in net assets from operations			$1,133,507

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$386,208	$336,784
Net realized gain (loss)		(931,733)	(756,506)
Realized gain distributions		-	274,453
Net change in unrealized appreciation (depreciation)		1,679,032	(5,716,016)

Increase (decrease) in net assets from operations		1,133,507	(5,861,285)

Contract owner transactions:
Proceeds from units sold		749,830	523,436
Cost of units redeemed		(6,045,657)	(7,728,891)
Account charges		(159,269)	(193,099)
Increase (decrease)		(5,455,096)	(7,398,554)
Net increase (decrease)		(4,321,589)	(13,259,839)
Net assets, beginning		30,445,176	43,705,015
Net assets, ending		$26,123,587	$30,445,176

Units sold		126,186	80,751
Units redeemed		(938,990)	(1,141,876)
Net increase (decrease)		(812,804)	(1,061,125)
Units outstanding, beginning		4,587,802	5,648,927
Units outstanding, ending		3,774,998	4,587,802

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$173,457,919
Cost of units redeemed			(150,061,988)
Account charges			(3,975,469)
Net investment income (loss)			6,693,814
Net realized gain (loss)			773,858
Realized gain distributions			2,206,085
Net change in unrealized appreciation (depreciation)			(2,970,632)
Net assets			$26,123,587

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$8.72	161	$1,402	N/A	5.6%	12/31/2023	$6.84	3,614	$24,722	1.30%	4.2%
12/31/2022	8.26	197	1,627	N/A	-13.2%	12/31/2022	6.56	4,391	28,818	1.30%	-14.3%
12/31/2021	9.52	230	2,187	N/A	-1.7%	12/31/2021	7.66	5,419	41,518	1.30%	-3.0%
12/31/2020	9.68	228	2,204	N/A	7.6%	12/31/2020	7.90	4,487	35,435	1.30%	6.2%
12/31/2019	9.00	280	2,522	N/A	8.7%	12/31/2019	7.44	5,148	38,287	1.30%	7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.6%
2022	2.1%
2021	1.8%
2020	2.5%
2019	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Vanguard VIF Diversified Value Portfolio - 03-190

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$425,575	$424,658	27,226
Receivables: investments sold	-
Payables: investments purchased	(8)
Net assets	$425,567

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$30,029	1,653	$18.17
Band B	395,538	26,690	14.82
Total	$425,567	28,343

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$8,242
Mortality & expense charges and administrative fees (Band B)			(6,569)
Net investment income (loss)			1,673

Gain (loss) on investments:
Net realized gain (loss)			(26,664)
Realized gain distributions			31,332
Net change in unrealized appreciation (depreciation)			77,843
Net gain (loss)			82,511

Increase (decrease) in net assets from operations			$84,184

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,673	$2,738
Net realized gain (loss)		(26,664)	31,827
Realized gain distributions		31,332	103,695
Net change in unrealized appreciation (depreciation)		77,843	(287,193)

Increase (decrease) in net assets from operations		84,184	(148,933)

Contract owner transactions:
Proceeds from units sold		31,390	383,784
Cost of units redeemed		(340,596)	(602,133)
Account charges		(1,244)	(2,577)
Increase (decrease)		(310,450)	(220,926)
Net increase (decrease)		(226,266)	(369,859)
Net assets, beginning		651,833	1,021,692
Net assets, ending		$425,567	$651,833

Units sold		2,237	27,340
Units redeemed		(25,405)	(45,744)
Net increase (decrease)		(23,168)	(18,404)
Units outstanding, beginning		51,511	69,915
Units outstanding, ending		28,343	51,511

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$38,942,806
Cost of units redeemed			(55,491,969)
Account charges			(902,634)
Net investment income (loss)			1,183,445
Net realized gain (loss)			14,835,452
Realized gain distributions			1,857,550
Net change in unrealized appreciation (depreciation)			917
Net assets			$425,567

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$18.17	2	$30	N/A	20.1%	12/31/2023	$14.82	27	$396	1.30%	18.6%
12/31/2022	15.12	3	47	N/A	-11.5%	12/31/2022	12.50	48	605	1.30%	-12.6%
12/31/2021	17.09	8	133	N/A	30.5%	12/31/2021	14.30	62	889	1.30%	28.8%
12/31/2020	13.10	7	90	N/A	11.8%	12/31/2020	11.11	79	881	1.30%	10.3%
12/31/2019	11.72	8	93	N/A	25.7%	12/31/2019	10.07	89	893	1.30%	24.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.5%
2022	1.6%
2021	1.2%
2020	2.3%
2019	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Vanguard VIF Mid-Cap Index Portfolio - 03-118

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,894,878	$6,994,509	329,932
Receivables: investments sold	438
Payables: investments purchased	-
Net assets	$7,895,316

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$1,059,547	38,893	$27.24
Band B	6,835,769	319,848	21.37
Total	$7,895,316	358,741

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$96,596
Mortality & expense charges and administrative fees (Band B)			(80,582)
Net investment income (loss)			16,014

Gain (loss) on investments:
Net realized gain (loss)			39,090
Realized gain distributions			121,220
Net change in unrealized appreciation (depreciation)			823,055
Net gain (loss)			983,365

Increase (decrease) in net assets from operations			$999,379

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$16,014	$7,787
Net realized gain (loss)		39,090	344,663
Realized gain distributions		121,220	953,848
Net change in unrealized appreciation (depreciation)		823,055	(3,338,050)

Increase (decrease) in net assets from operations		999,379	(2,031,752)

Contract owner transactions:
Proceeds from units sold		1,245,345	425,330
Cost of units redeemed		(1,035,165)	(2,481,534)
Account charges		(39,967)	(43,327)
Increase (decrease)		170,213	(2,099,531)
Net increase (decrease)		1,169,592	(4,131,283)
Net assets, beginning		6,725,724	10,857,007
Net assets, ending		$7,895,316	$6,725,724

Units sold		64,224	19,767
Units redeemed		(55,152)	(125,160)
Net increase (decrease)		9,072	(105,393)
Units outstanding, beginning		349,669	455,062
Units outstanding, ending		358,741	349,669

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$66,904,048
Cost of units redeemed			(74,942,739)
Account charges			(1,942,870)
Net investment income (loss)			78,593
Net realized gain (loss)			2,567,796
Realized gain distributions			14,330,119
Net change in unrealized appreciation (depreciation)			900,369
Net assets			$7,895,316

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$27.24	39	$1,060	N/A	15.8%	12/31/2023	$21.37	320	$6,836	1.30%	14.3%
12/31/2022	23.52	39	925	N/A	-18.8%	12/31/2022	18.69	310	5,801	1.30%	-19.9%
12/31/2021	28.97	43	1,243	N/A	24.4%	12/31/2021	23.33	412	9,614	1.30%	22.8%
12/31/2020	23.30	58	1,356	N/A	18.1%	12/31/2020	19.00	677	12,874	1.30%	16.5%
12/31/2019	19.73	69	1,355	N/A	30.9%	12/31/2019	16.31	808	13,170	1.30%	29.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.3%
2022	1.1%
2021	1.4%
2020	1.4%
2019	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Vanguard VIF Small Company Growth Portfolio - 03-119

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,275,652	$1,253,481	72,436
Receivables: investments sold	-
Payables: investments purchased	(27)
Net assets	$1,275,625

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$537,206	19,578	$27.44
Band B	738,419	34,304	21.53
Total	$1,275,625	53,882

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$5,572
Mortality & expense charges and administrative fees (Band B)			(9,890)
Net investment income (loss)			(4,318)

Gain (loss) on investments:
Net realized gain (loss)			(3,536)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			225,238
Net gain (loss)			221,702

Increase (decrease) in net assets from operations			$217,384

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,318)	$(8,258)
Net realized gain (loss)		(3,536)	42,777
Realized gain distributions		-	417,919
Net change in unrealized appreciation (depreciation)		225,238	(937,310)

Increase (decrease) in net assets from operations		217,384	(484,872)

Contract owner transactions:
Proceeds from units sold		13,121	28,998
Cost of units redeemed		(252,456)	(187,225)
Account charges		(7,341)	(8,071)
Increase (decrease)		(246,676)	(166,298)
Net increase (decrease)		(29,292)	(651,170)
Net assets, beginning		1,304,917	1,956,087
Net assets, ending		$1,275,625	$1,304,917

Units sold		702	1,234
Units redeemed		(13,063)	(8,795)
Net increase (decrease)		(12,361)	(7,561)
Units outstanding, beginning		66,243	73,804
Units outstanding, ending		53,882	66,243

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$40,877,596
Cost of units redeemed			(43,274,267)
Account charges			(570,769)
Net investment income (loss)			(632,822)
Net realized gain (loss)			(3,655,925)
Realized gain distributions			8,509,641
Net change in unrealized appreciation (depreciation)			22,171
Net assets			$1,275,625

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$27.44	20	$537	N/A	19.6%	12/31/2023	$21.53	34	$738	1.30%	18.1%
12/31/2022	22.93	21	475	N/A	-25.4%	12/31/2022	18.23	46	830	1.30%	-26.3%
12/31/2021	30.72	22	670	N/A	14.2%	12/31/2021	24.74	52	1,286	1.30%	12.7%
12/31/2020	26.90	24	636	N/A	23.2%	12/31/2020	21.94	71	1,547	1.30%	21.6%
12/31/2019	21.84	47	1,021	N/A	28.1%	12/31/2019	18.04	567	10,236	1.30%	26.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.4%
2022	0.2%
2021	0.4%
2020	1.0%
2019	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust
NOTES TO FINANCIAL STATEMENTS

1.   Organization

The AUL American Individual Variable Annuity Unit Trust (“Variable Account”) was established by American United Life Insurance Company (“AUL”) on November 11, 1998, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account commenced operations on April 30, 1999. The Variable Account is a segregated investment account for individual variable annuity contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by the following fund families:

Fund Families
AB	Fidelity	Pioneer
Alger	Franklin Templeton	Royce Capital
American Century	Goldman Sachs	T. Rowe Price
BNY Mellon	Invesco	TOPS
Calvert	Janus	Vanguard
Columbia	Neuberger Berman

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Variable Account is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification 946, Financial Services - Investment Companies.

2.   Summary of Significant Accounting Policies

This annual report includes information related to investment subaccounts which are available for investment as of December 31, 2023. This includes subaccounts and bands for which there have been no investing transactions or income and expense transactions commenced during 2023.

Currently for years after offering of the subaccount but prior to commencement of investing transactions, management has presented the accumulation unit values, expenses as a percentage of average net assets, and total return for these investment subaccounts using an inception date accumulation unit value of $5.00, adjusted for performance of the underlying mutual fund investment and contractual expense rates.

The Report of Independent Registered Public Accounting Firm covers the accompanying statements of net assets of each of the subaccounts as of December 31, 2023, and the related statements of operations and of changes in net assets for each of the periods, including the related notes (collectively referred to as the “financial statements”). The Report of Independent Auditors includes the subaccounts and periods that are audited.

Accumulation unit values and total returns for subaccounts and bands with zero net assets at year end represent amounts based on the performance of the underlying mutual fund for the respective year, less contractual expenses for each respective band.

Investment transactions are accounted for on the trade date. Dividend income and capital gains from realized gain distributions are recorded on the ex-date and retain their character as distributed from the underlying fund. Realized gains and losses are calculated using a specific identification accounting basis.

Units Outstanding and Accumulation Unit Value

In the Statement of Net Assets, the units outstanding and accumulation unit values have been rounded to the nearest whole unit or nearest cent, respectively.

Based upon the contract issued, the Variable Account issues two bands of units. The table below illustrates the band of units issued by contract. Refer to Note 3 for further information.

Band A	Band B
Select Point Variable Annuity	Star Point Variable Annuity
Direct Point Variable Annuity	Voyage Protector Variable Annuity

Fair Value Measurements

The value of the investments is based on the closing Net Asset Value (“NAV”) per share reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the Variable Account. The value of the investments is generally classified as Level 1 in the fair value hierarchy as described below.

Various inputs are used in determining the value of the Variable Account’s subaccount investments. These inputs are summarized in the three broad levels listed below.

Level 1 – Unadjusted quoted prices in active markets for identical assets.

AUL American Individual Variable Annuity Unit Trust
NOTES TO FINANCIAL STATEMENTS (continued)

2. Summary of Significant Accounting Policies (continued)

Level 2 – Observable inputs, other than quoted prices in Level 1, that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Variable Account’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The following is a summary of the inputs used as of December 31, 2023, in valuing the Variable Account’s subaccount investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Mutual Funds	$257,786,957	$-	$-	$257,786,957

It is the Variable Account’s policy to recognize transfers in and transfers out at fair value as of the beginning of the year. The Variable Account did not have any transfers between levels of the fair value hierarchy during the reporting year.

For the year ended December 31, 2023, the Variable Account did not change its valuation methodology and did not use significant unobservable inputs (Level 3) in determining the value of investments.

Taxes

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a “life insurance company” under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Management of the Variable Account has reviewed all open tax years of major jurisdictions and concluded that there are no significant uncertainties that would impact the Variable Account’s Statement of Net Assets or Statement of Operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates.

Reporting Periods

Periods less than a calendar year represent the date of first offering of the subaccount to the end of the applicable year. Expense ratios for such periods are annualized. Total returns and income ratios are not annualized.

3. Account Charges

Band A

No Withdrawal Charge Contract (DirectPoint): AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense charges of 1.45% per year for the first 10 policy years and 1.35% per year thereafter, (3) an annual contract charge of $30 each year in which an account value does not exceed a specific amount, and (4) other charges for federal, state, or local income taxes incurred by AUL that are attributable to the Variable Account. No other charges are currently being assessed. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

AUL American Individual Variable Annuity Unit Trust
NOTES TO FINANCIAL STATEMENTS (continued)

3.   Account Charges (continued)

Withdrawal Charge Contract (SelectPoint): AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense charges range from 1.10% to 1.25% per year, (3) an annual contract charge of $30 each year in which an account value does not exceed a specific amount, (4) other charges for federal, state, or local income taxes (if incurred by AUL) that are attributable to the Variable Account, and (5) withdrawal charges ranging from 10% decreasing to 0%, depending on policy duration, for flexible premium contracts, and 7% decreasing to 0%, depending on policy duration, for one year flexible premium contracts. A 12% free withdrawal amount provision may apply. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

All account charges, including mortality and expense charges, are recorded as redemptions of units in the accompanying Statement of Changes in Net Assets. Total account charges for Band A during the years ended December 31, 2023 and 2022, were $696,558 and $760,467, respectively.

Band B

Withdrawal Charge Contract (Star Point and Voyage Protector): AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense charges of 1.15% per year, (3) an annual contract fee of up to $50 per year in which the account value does not exceed a specified amount, (4) administrative fee of 0.15% per year, (5) withdrawal charges on surrenders exceeding 12% of the account value that range from 7% decreasing to 0%, depending on the policy duration, (6) a transfer charge for all transfers in excess of 24 per contract year, and (7) other charges for federal, state or local income taxes incurred by AUL that are attributable to the Variable Account. No other charges are currently being assessed. The cost of additional riders is assessed on a monthly basis and will vary depending upon the riders chosen.

The mortality and expense charges and administrative fees are recorded as a reduction of unit value. The administrative fee is included in the mortality and expense charge reported on the Statement of Operations. Total mortality and expense charges and administrative fees for Band B during the years ended December 31, 2023 and 2022, were $2,634,189 and $3,275,531, respectively. Other account charges are recorded as redemptions of units in the accompanying Statement of Changes in Net Assets. Total account charges for Band B during the years ended December 31, 2023 and 2022, were $862,637 and $1,049,445, respectively.

4.   Investment Transactions

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2023, by each subaccount, are shown below:

Fund Name	Purchases	Sales
AB VPS Discovery Val Port A Class - 03-378	$ 2,879	$ 38,809
AB VPS International Growth Portfolio A Class - 03-376	1	18,076
AB VPS International Value Portfolio A Class - 03-377	15,822	27,024
Alger Large Cap Growth Portfolio I-2 Class - 03-500	42,959	1,232,484
Alger Small Cap Growth Portfolio I-2 Class - 03-515	78,528	2,406,199
American Century VP Capital Appreciation Fund I Class - 03-410	5,647	104,911
American Century VP Income & Growth Fund I Class - 03-425	67,108	15,226,650
American Century VP International Fund I Class - 03-420	2,910,097	4,136,884
American Century VP Mid Cap Value Fund II Class - 03-397	3,367	102,243
American Century VP Ultra Fund I Class - 03-122	190,595	221,204
BNY Mellon Investment Portfolios, Small Cap Stock Index Port Ser Class - 03-646	10	48,966
BNY Mellon Investment Portfolios, Technology Growth Port Service Class - 03-650	240,194	173,906
BNY Mellon Variable Investment Fund, Appreciation Portfolio Service Cl - 03-645	446	17,612
Calvert VP SRI Mid Cap Growth Portfolio - 03-520	592	61,981
Columbia Variable Portfolio-Small Cap Value Fund 1 Class - 03-382	101,363	72,844
Columbia Variable Portfolio-US Government Mortgage Fund 1 Class - 03-384	1,688	3,679
Fidelity VIP Asset Manager Portfolio Initial Class - 03-230	123,663	368,929
Fidelity VIP Contrafund Portfolio Initial Class - 03-245	93,013	2,525,234
Fidelity VIP Equity-Income Portfolio Initial Class - 03-205	20,799,537	2,438,480
Fidelity VIP Freedom 2005 Portfolio Initial Class - 03-163	-	1,036
Fidelity VIP Freedom 2010 Portfolio Initial Class - 03-162	6,655,086	1,067,028
Fidelity VIP Freedom 2015 Portfolio Initial Class - 03-161	-	7,042
Fidelity VIP Freedom 2020 Portfolio Initial Class - 03-159	4,284	78,619
Fidelity VIP Freedom 2025 Portfolio Initial Class - 03-158	10,345,613	3,151,615
Fidelity VIP Freedom 2030 Portfolio Initial Class - 03-157	55,217	113,637
Fidelity VIP Freedom Income Portfolio Initial Class - 03-164	9	9,805
Fidelity VIP Growth Portfolio Initial Class - 03-210	24,958,161	3,079,137
Fidelity VIP High Income Portfolio Initial Class - 03-215	115,099	946,796
Fidelity VIP Index 500 Portfolio Initial Class - 03-225	94,868	1,889,583
Fidelity VIP Mid Cap Portfolio Service 2 Class - 03-941	23,977	116,415
Fidelity VIP Overseas Portfolio Initial Class - 03-220	158,900	328,663

AUL American Individual Variable Annuity Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
Franklin Allocation VIP Fund 1 Class - 03-908	56,319	58,821
Franklin Small Cap Value VIP Fund 1 Class - 03-906	151,024	3,217,746
Goldman Sachs VIT Government Money Market Fund Service Class - 03-CGK	2,415,699	8,557,118
Invesco V.I. Core Equity Fund Series II Class - 03-826	(1)	201
Invesco V.I. Diversified Dividend Fund Series I Class - 03-861	1,401	85,721
Invesco V.I. Global Real Estate Fund Series I Class - 03-825	309,111	256,622
Invesco V.I. Health Care Fund Series I Class - 03-815	9,550	189,104
Invesco V.I. High Yield Fund Series I Class - 03-830	2,145	146,446
Invesco V.I. International Growth Fund Series II Class - 03-827	1,730	15,492
Janus Henderson Balanced Portfolio Service Class - 03-611	132,069	1,475,840
Janus Henderson Flexible Bond Portfolio Institutional Class - 03-607	1,524,566	2,602,119
Janus Henderson Forty Portfolio Institutional Class - 03-602	2,661	185,724
Janus Henderson Global Research Portfolio Institutional Class - 03-606	8,430	418,036
Janus Henderson Mid Cap Value Portfolio Service Class - 03-259	160	12,098
Janus Henderson Overseas Portfolio Service Class - 03-609	1,598	37,140
Neuberger Berman AMT Mid Cap Growth Portfolio Service Class - 03-866	3,584	203,137
Neuberger Berman Mid Cap Intrinsic Value Portfolio I Class - 03-870	60,908	89,845
Neuberger Berman Short Duration Bond Portfolio I Class - 03-875	2,412	10,292
Pioneer Bond VCT Portfolio I Class - 03-CPG	67,716	246,618
Pioneer Equity Income VCT Portfolio I Class - 03-CPF	138,236	7,535,684
Pioneer Equity Income VCT Portfolio II Class - 03-598	518	14,780
Pioneer Fund VCT Portfolio I Class - 03-596	5,689	68,597
Pioneer Select Mid Cap Growth VCT Portfolio I Class - 03-597	69,259	149,884
Royce Capital Small-Cap Portfolio Investor Class - 03-750	210	43,545
T. Rowe Price Blue Chip Growth Portfolio - 03-124	622,457	27,811,279
T. Rowe Price Equity Income Portfolio - 03-580	114,254	1,401,680
T. Rowe Price Limited-Term Bond Portfolio - 03-585	12,456	186,072
T. Rowe Price Mid-Cap Growth Portfolio - 03-586	64,351	629,011
Templeton Foreign VIP Fund 2 Class - 03-909	1,632	123,062
Templeton Global Bond VIP Fund 1 Class - 03-907	3,988	86,945
TOPS Managed Risk Balanced ETF Portfolio 2 Class - 03-087	5,174	116,716
TOPS Managed Risk Growth ETF Portfolio 2 Class - 03-088	1,730	25,602
TOPS Managed Risk Moderate Growth ETF Portfolio 2 Class - 03-086	5,957	465,211
Vanguard VIF Diversified Value Portfolio - 03-190	31,390	348,409
Vanguard VIF Mid-Cap Index Portfolio - 03-118	1,245,345	1,155,714
Vanguard VIF Small Company Growth Portfolio - 03-119	13,121	269,687
Vanguard VIF Total Bond Market Index Portfolio - 03-121	749,830	6,545,325
Total	$ 74,925,402	$ 104,800,814

5.   Indemnifications

In the normal course of business, AUL enters into contracts with its vendors and others that provide for general indemnifications. The Variable Account's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Variable Account. However, based on experience, the Variable Account expects the likelihood of loss to be remote.

6.   Subsequent Events

Management has evaluated the impact of all subsequent events through April 29, 2024, the date the financials were available to be issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

American United Life Insurance Company

(A wholly-owned subsidiary of OneAmerica Financial Partners, Inc.)

Report of Independent Auditors on
Statutory Financial Statements and Supplemental Schedules

December 31, 2023 and 2022

Report of Independent Auditors

To the Board of Directors of American United Life Insurance Company

Opinions

We have audited the accompanying statutory financial statements of American United Life Insurance Company (the "Company"), which comprise the statutory statements of admitted assets, liabilities and surplus as of December 31, 2023 and 2022, and the related statutory statements of operations and changes in surplus, and of cash flows for the years then ended, including the related notes (collectively referred to as the "financial statements").

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for the years then ended.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors' Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Indiana Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America are material.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

PricewaterhouseCoopers LLP, 101 West Washington Street, Suite 1300, Indianapolis, Indiana 46204

T: (317) 222 2202, www.pwc.com/us

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors' Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors' report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.
●	Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
●	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, no such opinion is expressed.
●	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.
●	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

2

Supplemental Information

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The supplemental schedule of assets and liabilities, summary investment schedule, schedule of investment risk interrogatories and schedule of reinsurance disclosures (collectively referred to as the "supplemental schedules") of the Company as of December 31, 2023 and for the year then ended are presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

Indianapolis, Indiana

April 12, 2024

3

American United Life Insurance Company

Statutory Statements of Admitted Assets, Liabilities and Surplus

December 31, 2023 and 2022

(In thousands)

	2023	2022
Admitted assets
Bonds, at amortized cost (market value of $10,689,170 and $9,847,860)	$11,550,705	$11,064,505
Stocks
Preferred, at cost (market value of $16,974 and $1,984)	17,000	2,000
Common
Affiliated (cost of $2,964 and $964)	6,803	6,894
Unaffiliated (cost of $74,242 and $76,259)	75,910	78,045
Mortgage loans	2,430,793	2,428,351
Real estate	87,575	88,686
Other invested assets	596,396	498,696
Receivables for securities	1,812	-
Securities lending reinvested collateral	374,495	386,547
Derivatives	8,069	5,709
Contract loans	653,907	539,734
Cash and short-term investments (market value of $121,533 and ($17,182))	121,519	(17,182)
Total cash and invested assets	15,924,984	15,081,985
Other
Premiums deferred and uncollected	96,789	91,521
Reinsurance receivables	74,176	51,792
Investment income due and accrued	132,915	119,872
Federal income tax recoverable	36,637	20,313
Net deferred tax asset	121,308	108,795
Corporate owned life insurance	502,538	477,221
Admitted disallowed IMR	12,406	-
Other assets	75,417	36,786
Total admitted assets, excluding separate accounts	16,977,170	15,988,285
Separate account assets	20,168,957	16,992,189
Total admitted assets	$37,146,127	$32,980,474

The accompanying notes are an integral part of these statutory financial statements.

4

American United Life Insurance Company

Statutory Statements of Admitted Assets, Liabilities and Surplus, continued

December 31, 2023 and 2022

(In thousands, except share amounts)

	2023	2022
Liabilities and surplus
Policy reserves
Life reserves	$3,444,945	$3,170,590
Annuity reserves	9,158,649	8,500,721
Accident and health reserves	237,792	249,283
Other reserves	66,054	68,961
	12,907,440	11,989,555
Policy and contract liabilities
Policy claims in process of settlement	59,099	67,826
Policy dividends payable	29,170	28,589
Deposit-type contracts	1,867,539	1,821,535
Other policy and contract liabilities	17,388	5,972
	1,973,196	1,923,922
General liabilities and other reserves
Accrued commissions and general expenses	228,021	173,280
Taxes, licenses and fees	6,225	5,990
Asset valuation reserve	204,354	187,267
Payable for securities lending	374,495	386,547
Derivatives	3,060	1,462
Other liabilities	126,463	125,935
Total liabilities, excluding separate accounts	15,823,254	14,793,958
Separate account liabilities	20,168,957	16,992,189
Total liabilities	35,992,211	31,786,147

Common capital stock, $100 par value, authorized 50,000 shares; issued and outstanding 50,000 shares	5,000	5,000
Surplus notes	75,000	75,000
Gross paid in and contributed surplus	369,250	369,250
Special surplus funds - admitted disallowed IMR	12,406	-
Unassigned surplus	692,260	745,077
Total surplus	1,153,916	1,194,327
Total liabilities and surplus	$37,146,127	$32,980,474

The accompanying notes are an integral part of these statutory financial statements.

5

American United Life Insurance Company

Statutory Statements of Operations

Years Ended December 31, 2023 and 2022

(In thousands)

	2023	2022
Premium and other income
Premium income	$5,278,738	$4,923,290
Net investment income	669,583	575,721
Amortization (accretion) of interest maintenance reserve	(791)	2,169
Ceding commissions, expense allowances and reserve adjustments	67,677	76,229
Other income	145,870	116,341
	6,161,077	5,693,750
Benefits and expenses
Benefits	4,306,857	4,493,825
Increase (decrease) in policy and contract reserves	917,885	(1,644,753)
Separate account transfers	252,235	(179,676)
General expenses	447,413	402,264
Commissions and service fees	203,334	193,608
Taxes, licenses and fees	31,894	30,568
Transfer of reserves under coinsurance ceded agreement	-	2,478,645
Reinsurance transaction expense	-	17,938
Other	6,228	2,463
	6,165,846	5,794,882
Net gain (loss) from operations before dividends to policyholders, federal income taxes, and net realized capital gains (losses)	(4,769)	(101,132)

Dividends to policyholders	30,700	28,393
Federal income tax expense (benefit)	(32,997)	(11,756)
Net gain (loss) from operations before net realized capital gains (losses)	(2,472)	(117,769)

Net realized capital gains (losses), net of federal income tax expense (benefit) of $14 and ($2,552), and net transfers of capital gains (losses) to the interest maintenance reserve of ($642) and ($4,622), in 2023 and 2022, respectively	(2,561)	(6,563)
Net income (loss)	$(5,033)	$(124,332)

The accompanying notes are an integral part of these statutory financial statements.

6

American United Life Insurance Company

Statutory Statements of Changes in Surplus

Years Ended December 31, 2023 and 2022

(In thousands)

	2023	2022
Surplus, beginning of year	$1,194,327	$1,371,011

Net income (loss)	(5,033)	(124,332)
Change in unrealized gains and losses	14,212	(6,106)
Change in net deferred income tax	18,987	39,441
Change in net unrealized gain (loss) on foreign exchange	296	6,271
Change in asset valuation reserve	(17,087)	(8,842)
Change in nonadmitted assets	(47,844)	(58,916)
Change in surplus as a result of reinsurance	(1,465)	(8,635)
Change in pension liability	(3,529)	17,651
Dividends to shareholders	-	(30,000)
Prior period reserve adjustment	-	(1,903)
Other	1,052	(1,313)
Surplus, end of year	$1,153,916	$1,194,327

The accompanying notes are an integral part of these statutory financial statements.

7

American United Life Insurance Company

Statutory Statements of Cash Flow

Years Ended December 31, 2023 and 2022

(In thousands)

	2023	2022
Cash from operations
Premiums and other policy considerations	$5,264,756	$4,917,988
Investment income	666,720	577,202
Other income	179,852	162,388
	6,111,328	5,657,578
Benefits and separate account transfers	4,544,717	4,409,834
Commissions and general expenses	680,245	679,635
Federal income taxes including ($628) and ($7,174) for 2023 and 2022, respectively, on capital gains (losses)	(17,302)	(11,079)
Dividends to policyholders	30,119	24,049
	5,237,779	5,102,439
Net cash provided (used) from operations	873,549	555,139

Cash from investments
Proceeds from investments sold, redeemed or matured
Bonds	555,699	1,364,964
Stocks	2,016	11,328
Mortgage loans	218,062	326,756
Miscellaneous proceeds	80,852	274,174
	856,629	1,977,222

Cost of investments acquired
Bonds	1,040,370	2,097,419
Stocks	17,000	12,301
Mortgage loans	220,766	275,256
Real estate	6,140	5,215
Other invested assets	131,630	193,550
	1,415,906	2,583,741
Increase in contract loans	114,173	65,246
Net cash provided (used) from investments	(673,448)	(671,763)

Cash from financing and miscellaneous sources
Net deposits on deposit-type contracts	46,004	293,720
Dividends to shareholders	-	(30,000)
Other (uses) sources	(107,404)	(236,607)
Net cash provided (used) from financing and miscellaneous sources	(61,400)	27,113
Net change in cash	138,701	(89,511)
Cash and cash equivalents, beginning of year	(17,182)	72,329

Cash and cash equivalents, end of year	$121,519	$(17,182)

Supplemental disclosures for non-cash transactions:
Capitalized interest	$5,569	$3,469
Transfers of invested assets under coinsurance ceded agreement	-	2,440,990
Contribution to subsidiary	-	3,000

The accompanying notes are an integral part of these statutory financial statements.

8

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

1.	Nature of Operations

American United Life Insurance Company (“AUL” or the “Company”) is an Indiana-domiciled stock life insurance company founded in 1877 with headquarters in Indianapolis. It is currently licensed to sell life insurance in 49 states and the District of Columbia. AUL is additionally authorized as a reinsurer in all states. AUL offers individual life and annuity products, group retirement plans, tax deferred annuities and other non-medical group products marketed through a diversified distribution system including career agents, independent producers, financial institutions, broker dealers and third-party administrators. Forty-five percent of AUL’s direct premiums for the year ended December 31, 2023 were generated in six states: Indiana, California, Texas, Pennsylvania, Illinois, and Missouri.

On December 17, 2000, AUL reorganized and formed a mutual insurance holding company, American United Mutual Insurance Holding Co. (“AUMIHC”), and an intermediate stock holding company, OneAmerica Financial Partners, Inc. (“OneAmerica”). As part of the reorganization, AUL converted from a mutual to a stock insurance company.

All outstanding shares of AUL stock are held by AUMIHC through OneAmerica. AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, indirectly control a majority of the voting shares of the capital stock of AUL. Policyholder membership rights exist at AUMIHC while the policyholder contract rights remain with AUL.

2.	Significant Accounting Policies

Basis of Presentation

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Indiana. The State of Indiana requires insurance companies domiciled in the State of Indiana to prepare their statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) subject to any deviations prescribed or permitted by the State of Indiana Insurance Commissioner.

In 2018, the Insurance Commissioner of Indiana provided the Company approval for a permitted practice regarding the calculation of the reserve credit related to a reinsurance transaction. This permitted practice allows the company to calculate the reserve credit for Pension Risk Transfer longevity risk treaties using a net premium reserve approach similar to that used for life insurance products. This practice differs from NAIC statutory accounting practices and procedures. A reconciliation of the Company’s net income and surplus for 2023 and 2022 between NAIC SAP and practices permitted by the State of Indiana follows:

	SSAP #	2023	2022
Audited statutory net income (loss), Indiana state basis		$(5,033)	$(124,332)
State permitted practice
Difference in the accounting and reporting for reserve values on PRT plans	51R	17,937	-
Statutory net income (loss), NAIC SAP		$(22,970)	$(124,332)

Audited statutory surplus, Indiana state basis		$1,153,916	$1,194,327
State permitted practice
Difference in the accounting and reporting for reserve values on PRT plans	51R	17,937	-
Statutory surplus, NAIC SAP		$1,135,979	$1,194,327

9

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

NAIC SAP varies in some respects from accounting principles generally accepted in the United States of America (“GAAP”). These differences are presumed to be material. The most significant of the variances are as follows:

●	Premiums from annuities with mortality benefits, universal life policies and deposit administration contracts are reflected in income for NAIC SAP rather than being treated as deposits to insurance liabilities. Acquisition costs, such as commissions and other costs in connection with successfully acquiring new and renewal business are reflected in current operations when incurred for NAIC SAP, rather than being amortized over the life of the policy.

●	Aggregate reserves for life policies and annuity contracts are based on statutory mortality, morbidity, and interest assumptions without consideration for lapses or withdrawals. Deferred premiums are carried as an asset, rather than a component of reserves.

●	An asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR") are recorded in accordance with prescribed statutory accounting requirements. The AVR is a reserve designed to reduce the impact on surplus for fluctuations in the fair value of all invested assets by providing an investment reserve for potential future losses on invested assets. The IMR, reduced by federal income taxes, defers the recognition of net gains/losses realized on the sale of bonds resulting from changes in interest rates. Such net gains/losses will be amortized to income over the remaining lives of the assets sold. AVR and IMR are not calculated under GAAP.

●	Investments in bonds, regardless of whether they are considered available for sale, are carried at values prescribed by the NAIC and are generally stated at amortized cost rather than at fair value.

●	Certain assets designated as “nonadmitted assets” are excluded from the statutory statement of assets, liabilities and surplus by a direct charge to unassigned surplus.

●	Derivatives are reported as an unrealized gain (loss) in surplus under NAIC SAP, but as a realized gain (loss) under GAAP.

●	The Company recognizes deferred tax assets and liabilities with certain limitations. The change in deferred taxes is reported as a change in surplus. Under GAAP, the change is recorded as a component of net income. In addition, the methodology used to determine the portion of the deferred tax asset that is to be nonadmitted under NAIC SAP differs from the determination of the valuation adjustment under GAAP.

●	Subsidiaries are accounted for using the equity method rather than being consolidated. Equity in the insurance subsidiaries’ surplus is based on the subsidiaries’ statutory amounts rather than GAAP amounts.

●	Surplus notes are reflected as a separate component of surplus rather than as a liability. The surplus note interest expense is recorded as a reduction of net investment income rather than operating expense and interest is not recorded until approved.

●	The deferred gain from a significant reinsurance transaction (Note 3) is included as a component of surplus rather than as a liability (deferred gain).

●	Policy reserves and policy and contract claim liabilities are reported net of reinsurance ceded amounts. For GAAP, assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

●	The statutory statements of cash flow do not include a reconciliation of net income to net cash provided by operating activities.

10

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

Correction of Error

In 2022, the Company corrected errors identified during model conversion of its valuation systems. As a result, surplus and current federal income tax were overstated $1.9 million and $0.5 million, respectively, and reserves were understated $2.4 million as of December 31, 2021. The errors were corrected as a direct decrease to surplus, net of the current tax impact, in 2022.

Investments

Bonds are valued in accordance with rules prescribed by the NAIC SAP, whereby bonds eligible for amortization under such rules are generally stated at amortized cost. The Company holds fixed income ETFs that are classified as SVO-identified securities using the systematic value approach. The Company uses the scientific method for amortizing debt securities. Preferred stocks are carried at cost, except those not in good standing, which are carried at lower of cost or fair value. Unaffiliated common stocks are carried at fair value. Affiliated common stocks of noninsurance affiliates are carried at audited GAAP equity.

Mortgage loans on real estate are carried at amortized cost, less an impairment allowance for estimated uncollectible amounts. The gains and losses from the sale of loans, which are recognized when the Company relinquishes control over the loans, as well as changes in the allowance for loan losses, are reported in “Net realized capital gains (losses).” The allowance for loan losses is based upon an evaluation of certain loans under review and reflects an estimate based on various methodologies, including discounted cash flows, of the amount of the loan that will not be collected according to the terms of the loan agreement.

For loan-backed securities purchased prior to January 1, 1994, the book value as of that date is used as the cost basis for applying the retrospective adjustment method. Beginning January 1, 1994, the Company applies the retrospective adjustment method to the original cost. Prepayment assumptions for mortgage-backed securities are obtained from BlackRock prepayment models. The Company uses a third-party in determining the fair value of its loan-backed securities. The Company had no negative yield situations requiring a change from the retrospective to the prospective methodology.

Real estate occupied by the Company is carried at cost less accumulated depreciation; depreciation is provided over the estimated useful lives of the related assets using the straight-line method. Investment real estate is carried at the lower of cost or fair value.

Short-term investments include investments with maturities of one year or less at the time of acquisition and are carried at amortized cost, which approximates fair value. Short-term financial instruments with durations less than three months are considered to be cash equivalents.

Contract loans are carried at the aggregate of unpaid principal balances, not to exceed the cash surrender value of the related policies.

Other invested assets, including surplus notes and certain other holdings, are carried at amortized cost. The Company’s ownership in joint ventures, partnerships and limited liability companies are carried at the underlying GAAP equity of the investee.

The Company participates in securities lending programs whereby marketable securities in its investment portfolio are transferred to independent brokers or dealers in exchange for cash collateral.

The Company recognizes collateral as an asset, which is reported as “Securities lending reinvested collateral” at amortized cost on the balance sheet with a corresponding liability for the obligation to return the collateral to the borrower, which is reported as “Payable for securities lending.” The collateral level is set at 102% of the value of loaned securities.

11

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

The Company is the owner and beneficiary of life insurance policies included in the corporate owned life insurance at their cash surrender values. At December 31, 2023, the cash surrender value in an investment vehicle is $502.5 million and is allocated into the following categories based on primary underlying investment characteristics: 12% bonds, 23% stocks, 3% mortgage loans, 1% cash and short-term investments, and 61% other invested assets.

Realized gains and losses on the sale of investments are determined on the basis of specific identification. Unrealized gains and losses on unaffiliated common stock and other invested assets are reported as a component of surplus. The Company’s accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. If so, the security is deemed to be impaired and a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis.

An other-than-temporary impairment is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of a debt security in effect at the date of acquisition. A decline in fair value which is other-than-temporary includes situations where the Company has made a decision to sell a security prior to its maturity at an amount below its carrying value. If it is determined that a decline in the fair value of a bond is other-than-temporary, an impairment loss shall be recognized as a realized loss equal to the entire difference between the bond’s carrying value and its fair value at the balance sheet date of the reporting period for which the assessment is made. The accounting for the entire amount of realized capital loss is recorded in accordance with SSAP No. 7 – Asset Valuation Reserve and Interest Maintenance Reserve. Credit related other-than-temporary impairment losses shall be recorded through AVR; interest related other-than-temporary impairment losses are recorded through the IMR.

Valuation adjustments for other-than-temporary impairments of loan-backed and structured securities are based on fair value only if the Company intends to sell or cannot assert the intent and ability to hold the investment until its anticipated recovery. However, if the Company can assert the intent and ability to hold the investment until its anticipated recovery, the valuation adjustment is based on the discounted expected future cash flows of the security.

Property and Equipment

Property and equipment is carried at cost, net of accumulated depreciation of $109.3 million and $82.7 million as of December 31, 2023 and 2022, respectively. The Company provides for depreciation of property and equipment using the straight-line method over its estimated useful life and is generally depreciated over three to ten years. Depreciation expense for 2023 and 2022 was $17.8 million and $24.6 million, respectively.

Separate Accounts

The assets of the separate accounts shown in the statement of admitted assets, liabilities and surplus are based on fair value. These represent funds which are segregated and maintained for the benefit of separate account contract-holders primarily for variable life and annuity contracts.

12

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

Premiums Deferred and Uncollected

Premiums deferred and uncollected represent annual or fractional premiums that are due and uncollected or not yet due, where policy reserves have been provided on the assumption that the full premium for the current policy year has been collected.

Admitted Disallowed IMR

In August 2023, the NAIC adopted INT 23-01 which permitted insurers to admit negative IMR, or disallowed IMR, up to 10% of adjusted capital and surplus. The Company has had no allocated gains/losses to IMR as a result of derivative transactions. The below relates to the general account as of December 31, 2023. The Company has also admitted a net negative (disallowed) IMR balance of $1.2 million related to its separate accounts.

Net negative (disallowed) IMR	$12,406
Admitted disallowed IMR	12,406
Adjusted capital and surplus per INT 23-01, paragraph 9.a.	1,029,790
Admitted disallowed IMR % of adjusted capital and surplus:	1.2%

The fixed income investments generating IMR losses comply with the Company’s documented investment and asset-liability management policies. The transactions resulting in the IMR losses were not compelled by liquidity pressures and was a prudent strategy to improve investment yield, quality, and duration matching.

Policy Reserves

Life reserves are based on statutory mortality tables using assumed interest rates ranging from 2.25 percent to 6.00 percent. The mortality tables used for the majority of life policies are the 1941, 1958, 1980, 2001 Commissioners Standard Ordinary (“CSO”) and 2017 CSO prescribed by the NAIC. Reserves for annuities and deposit administration contracts are computed on the basis of interest rates ranging from 2.00 percent to 11.25 percent.

The aggregate reserves established for life, health and annuity policies, primarily developed by actuarial methods, generally are equal to or exceed the minimum valuation required by law and/or guaranteed policy cash values.

Premium Income and Related Benefits and Expenses

Premiums, net of reinsurance, on traditional life, interest-sensitive life, and annuity policies with mortality benefits are recognized as income on the policy anniversary dates or when received. Premiums on accident and health policies are recognized as income over the terms of the policies. Costs of acquiring new and renewal business are expensed when incurred and credit is not taken, other than by statutory reserve modification methods applicable to some policies, for the expectation that such costs will be recovered from future premium income.

The liability for policy dividends payable in the following year is estimated based on approved dividends scales and is charged to current operations. The dividend scale is approved by the Board of Directors.

Investment Income

Investment income is recognized as earned, net of related investment expenses.

13

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

Leasing Arrangements

The Company leases office space and equipment under various non-cancelable operating leases. Rent expense was $2.3 million and $2.1 million for the years ended December 31, 2023 and 2022, respectively. Future lease commitments are as follows: 2024, $0.7 million; 2025, $0.6 million; 2026, $0.6 million; 2027, $0.6 million; 2028, $0.4 million; thereafter $0.0 million.

Federal Income Taxes

Current income taxes incurred are charged to the statements of operations based on estimates for the current year. AUL files a federal consolidated income tax return with AUMIHC, OneAmerica, OneAmerica Securities, Inc., OneAmerica Securities Insurance Agency Inc., AUL Equity Sales Insurance Agency, Inc., OneAmerica Retirement Services, LLC, Pioneer Mutual Life Insurance Company, The State Life Insurance Company, New Ohio LLC, and McCready & Keene, Inc. Pursuant to intercompany tax-sharing agreements with OneAmerica, as approved by the Board of Directors, the companies provide for income tax on a separate return filing basis with current credit for losses and tax credits.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Gross deferred tax assets and liabilities are measured using enacted tax rates and are considered for admitted asset status according to the admissibility tests as set forth by the NAIC. Changes in deferred tax assets and deferred tax liabilities, including changes attributable to changes in tax rates, are recognized as a component of surplus.

Tax loss contingencies are recognized, measured, presented, and disclosed in the financial statements in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets. Interest and penalties, if any, related to tax contingencies are recognized as a component of the income tax expense. As of December 31, 2023 and 2022, the Company did not record any liability for tax contingencies. Refer to Note 10 – Federal Income Taxes for additional detail.

Reinsurance Receivables

Insurance liabilities are reported after the effects of ceded reinsurance. Reinsurance receivables represent amounts due from reinsurers for paid benefits and expense reimbursements.

Derivatives

The Company uses derivatives, including option and swap contracts, to manage interest rate and credit risks, and risks associated with changes in the estimated fair values of the Company’s liabilities driven by the equity market. The Company also uses derivatives, including credit default swaps and credit default swap index, to hedge credit risk associated with its reinsurance receivables and credit spread risk on uninvested cash. Other than its foreign exchange swaps, management has elected not to apply hedge accounting for its derivative positions, but these instruments do provide an assumed economic hedge against certain anticipated transactions.

14

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

Authoritative guidance for derivative instruments and hedging activities requires all asset or liability derivatives to be carried at fair value when they are not utilized in a qualified effective hedging relationship. Changes within fair value are included in the Statutory Statements of Operations and Changes in Surplus. At the time the contracts expire or are terminated, any difference between the cash received, and the cost is recognized as a realized capital gain or loss. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement. The cash collateral is included in Cash and cash equivalents and the obligation to return it is included in Other liabilities. Refer to Note 4-Investments for additional information.

Estimates

The preparation of the statutory financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of Indiana (IDOI) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.	Affiliations, Acquisitions, Dispositions and Other Significant Transactions

The State Life Insurance Company (State Life) became a subsidiary of AUMIHC in December 2004, as a wholly owned subsidiary of OneAmerica. AUL and State Life had an affiliation agreement from 1994 until the date of the reorganization. The policyholders of State Life became members of AUMIHC upon completion of State Life’s reorganization from a mutual enterprise into a stock insurance company in 2004; however, their contractual rights continue to be with State Life.

In January 2002, Pioneer Mutual Life Insurance Company (PML) joined AUMIHC as a wholly-owned stock insurance company subsidiary of OneAmerica. The policyholders of PML became members of AUMIHC upon completion of PML’s reorganization from a mutual enterprise into a stock insurance company in 2002; however, their contractual rights continue to be with PML.

The Company guarantees the insurance liabilities of State Life and PML in the event either company becomes unable to honor such insurance liabilities. As of December 31, 2023, AUL has not recorded any liabilities relating to this guarantee. At December 31, 2023, statutory surplus was $603.5 million and $56.5 million for State Life and PML, respectively.

AUL provides administrative and management services to State Life under an administrative agreement. Fees earned during 2023 and 2022 for such services were $113.4 million and $79.2 million, respectively. Prior to the reinsurance transaction in 2021, AUL provided administrative services to PML.

In July 2002, the Company’s Reinsurance operations, including its life, long-term care, and international reinsurance business were sold to Employers Reinsurance Corporation (ERC), a subsidiary of General Electric Company (GE), through 100% indemnity reinsurance transactions. ERC was subsequently sold by GE. ERC’s retrocessions were all novated to Employers Reassurance Corporation (ERAC), another subsidiary of GE. The liabilities and obligations associated with the reinsured contracts remain on the consolidated balance sheet of the company with a corresponding reinsurance receivable from ERAC. A trust account has been established which provides for securities to be held in support of a portion of the reinsurance receivables. The fair value of investments held in this trust was $1,905.9 million and $1,816.5 million at December 31, 2023 and December 31, 2022, respectively. Additionally, GE has a capital maintenance agreement with ERAC to maintain ERAC’s capital over time at no less than 300% of the Authorized Control Level of the NAIC. Effective for year-end 2017, GE announced a statutory reserve strengthening in ERAC which ultimately may trigger the need for GE to honor the capital maintenance agreement. However, instead of making an immediate contribution, ERAC received a permitted practice from the Kansas Insurance Department to gradually fund the reserve strengthening over a period of seven years. As of the balance sheet date, ERAC has made six of the seven contributions agreed to in the permitted practice, and a seventh payment was completed in February 2024. There also is a claims payment guarantee from Westport Life Insurance Company (formerly ERC) with respect to the business AUL ceded to ERAC as well as other business reinsured by Westport Life while it was owned by GE Capital. The potential aggregate amount of liabilities, under the guarantee, of Westport Life is higher than its capital and surplus.

15

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

As a result of the ERAC transaction, a deferred gain was recorded on the Company’s consolidated balance sheet in accordance with the authoritative guidance for reporting for reinsurance of short-duration and long-duration contracts. The gain was amortized into earnings at the rate that the premiums were recorded. The Company recognized $4.5 million of the deferred gain amortization in 2022. The deferred gain was fully amortized into earnings as of December 31, 2022.

The Company has two subsidiaries, OneAmerica Securities, Inc. (OAS) and AUL Reinsurance Management Services, LLC (RMS) which it provides administrative and management services.

The Company earned fees of $1.0 million in both 2023 and 2022 from OAS. OAS provided certain administrative services to AUL for fees of $1.6 million and $1.7 million in 2023 and 2022, respectively. The Company made a $2.0 million capital contribution to OAS in 2023 and none in 2022. The Company received dividends of $6.0 million from OAS in 2023 and no dividends in 2022.

The Company earned fees of $1.8 million and $1.1 million in 2023 and 2022, respectively, from the McCready & Keane Inc. management services agreement.

The Company earned fees of $0.0 million and $0.4 million in 2023 and 2022, respectively, from RMS. The Company made no noncash capital contributions to RMS in 2023 and made a noncash capital contribution to RMS of $3.0 million in 2022. During 2023 and 2022, the Company recognized a realized impairment loss of $2.0 million and $1.9 million, respectively, on its investment in RMS.

During 2023 and 2022, the Company provided administrative and management services to an affiliate, OneAmerica Retirement Services, (OARS) of $20.0 million and $18.5 million, respectively.

OneAmerica Asset Management (OAM), LLC, a limited liability company domiciled in Indiana, is the registered investment advisor for the Company. The Company provides administrative and management services to OAM and the fees earned for these services were $7.6 million and $8.4 million in 2023 and 2022, respectively. OAM also provides investment management services to AUL and fees for this service were $16.3 million and $12.3 million in 2023 and 2022, respectively.

Intercompany services are settled monthly.

16

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

4.	Investments

The admitted values and estimated fair values of investments in bonds at December 31 are as follows:

				Estimated
	Admitted	Unrealized		Fair
2023	Value	Gains	Losses	Value
U.S. government bonds	$782,873	$17,215	$60,684	$739,404
All other government bonds	130,028	912	20,572	110,368
Special revenue and special assessment	571,385	8,380	30,430	549,335
Hybrid bonds	51,548	3,627	2,509	52,666
Industrial and miscellaneous	10,014,871	133,635	911,109	9,237,397
	$11,550,705	$163,769	$1,025,304	$10,689,170

				Estimated
	Admitted	Unrealized		Fair
2022	Value	Gains	Losses	Value
U.S. government bonds	$558,345	$3,374	$38,575	$523,144
All other government bonds	115,968	472	24,243	92,197
Special revenue and special assessment	580,095	5,020	39,241	545,874
Hybrid bonds	51,611	1,831	4,053	49,389
Industrial and miscellaneous	9,739,712	54,874	1,173,087	8,621,499
SVO identified funds	18,774	-	3,017	15,757
	$11,064,505	$65,571	$1,282,216	$9,847,860

The Company’s investment in bonds aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31 are as follows:

	Less than		12 Months
	12 Months		or More		Total
2023	Fair	Unrealized	Fair	Unrealized		Unrealized
Description of Securities	Value	Losses	Value	Losses	Value	Losses
U.S. government bonds	$63,706	$4,903	$336,788	$55,781	$400,494	$60,684
All other government bonds	2,146	49	92,241	20,523	6,803	20,572
Special revenue and assessment	84,562	3,717	290,004	26,713	75,910	30,430
Hybrid bonds	-	-	22,936	2,509	2,430,793	2,509
Industrial and miscellaneous	356,254	5,465	6,731,550	905,644	7,087,804	911,109
	$506,668	$14,134	$7,473,519	$1,011,170	$10,001,804	$1,025,304

17

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

	Less than		12 Months
	12 Months		or More		Total
2022	Fair	Unrealized	Fair	Unrealized		Unrealized
Description of Securities	Value	Losses	Value	Losses	Value	Losses
U.S. government bonds	$351,585	$22,798	$83,270	$15,777	$96,789	$38,575
All other government bonds	6,948	757	82,609	23,486	74,176	24,243
Special revenue and assessment	350,576	27,270	56,640	11,971	132,915	39,241
Hybrid bonds	6,875	641	20,557	3,412	36,637	4,053
Industrial and miscellaneous	4,935,728	574,046	2,394,787	599,041	121,308	1,173,087
SVO identified funds	-	-	15,757	3,017	502,538	3,017
	$5,651,712	$625,512	$2,653,620	$656,704	$964,363	$1,282,216

In evaluating whether a decline in value is other-than-temporary, management considers several factors including, but not limited to; 1) the Company’s ability and intent to retain the security for a sufficient amount of time to recover, 2) the extent and duration of the decline in value, 3) the probability of collecting all cash flows according to contractual terms in effect at acquisition or restructuring, 4) relevant industry conditions and trends, and 5) the financial condition and current and future business prospects of the issuer. The Company reported $6.4 million of bond impairments related to other-than-temporary declines in fair value in 2022. The amount in 2022 was reported as a realized loss. The 2022 book value of the impaired bonds was $8.3 million at the time of the write-downs. There were no bond impairments related to other-than-temporary declines in fair value in 2023.

The admitted value and estimated fair value of bonds at December 31, 2023, by stated contractual maturity, are shown below. Because most mortgage-backed securities provide for periodic payments throughout their lives, they are listed below in a separate category.

		Estimated
	Admitted	Fair
	Value	Value
Due in one year or less	$211,777	$209,513
Due after one year through five years	1,284,489	1,249,532
Due after five years through ten years	1,517,781	1,391,025
Due after ten years	5,462,088	4,925,418
	8,476,135	7,775,488
Mortgage-backed securities	3,074,570	2,913,682
	$11,550,705	$10,689,170

Proceeds from sales of investments in bonds during 2023 and 2022 were $26.9 million and $3,168.8 million, respectively. Gross gains of $0.7 million and $113.4 million and gross losses of $2.6 million and $135.7 million were realized on those disposals in 2023 and 2022, respectively. Activity in 2022 includes the assets transferred to Commonwealth Annuity and Life Insurance Company as discussed in Note 11.

Securities sold, redeemed, liquidated, or otherwise disposed as a result of a callable feature included 2 CUSIPS with a total of $0.1 million of investment income generated.

18

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

Loan-backed securities owned at December 31, 2023 with a fair value lower than amortized cost for which an other-than-temporary impairment has not been recognized in earnings as a realized loss are summarized below by length of time the securities have been in a continuous unrealized loss position.

The aggregate amount of unrealized losses:
	Less than 12 months	$9,507
	12 months or longer	$176,927

The aggregate related fair value of securities with unrealized losses:
	Less than 12 months	$258,983
	12 months or longer	$1,900,632

Total capital gains (losses) of ($3.1) million and ($22.0) million before tax were transferred to IMR in 2023 and 2022, respectively.

At December 31, 2023 and 2022, the common stock unrealized appreciation of $5.5 million and $7.7 million, respectively, is comprised of $5.5 million and $7.7 million of unrealized gains and no unrealized losses, and has been reflected directly in surplus. In 2023 and 2022, the Company did not have any stock impairments related to other-than-temporary declines in fair values.

Net investment income consists of the following:

	2023	2022
Interest	$636,409	$570,569
Dividends	11,378	2,883
Rental income	18,742	19,418
Other	42,917	26,455
Gross investment income	709,446	619,325

Less investment expenses	39,863	43,604
Net investment income	$669,583	$575,721

Net investment income includes $5.6 million and $3.5 million of capitalized interest on bonds which is a non-cash transaction at December 31, 2023 and 2022, respectively.

The gross, nonadmitted, and admitted amounts for interest income due and accrued.

	2023	2022
Interest income due and accrued
Gross	$132,915	$119,872
Nonadmitted	-	-
Admitted	$132,915	$119,872

At December 31, 2023 and 2022, investments in bonds with an admitted asset value of $4.1 million and $3.8 million, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

AUL had outstanding private placement commitments of $18.0 million and $29.5 million at December 31, 2023 and 2022, respectively. AUL had $390.9 million and $341.3 million outstanding commitments on its other invested assets portfolio as of December 31, 2023 and 2022, respectively.

AUL did not hold any structured notes at December 31, 2023 or 2022.

19

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

Reported values for subsidiary controlled and affiliated investments:

Description	Gross Asset	Nonadmitted Amount	Admitted Asset	Date of Filing to NAIC	Type of Filing	NAIC Response Received (Y/N)	NAIC Valuation Amount	NAIC Disallowed Entity's Valuation Method, Resubmission Required (Y/N)
RMS	$-	$-	$-	N/A	N/A	N/A	N/A	N/A
OAS	6,803	-	6,803	6/16/2023	Sub-2	Y	7,070	N
MRO-A	1,495	1,495	-	N/A	N/A	N/A	N/A	N/A
Total	$8,298	$1,495	$6,803

No filing with the NAIC is required as MRO-A and RMS are not stock investments.

Mortgage Loans

AUL maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2023, the largest geographic concentration of commercial mortgage loans was in the West, where approximately 32 percent of the portfolio was invested.

The Company’s mortgage loan portfolio is comprised of the following property types at December 31:

	2023		2022
	Amount	% of Total	Amount	% of Total
Apartments	$541,244	22.3%	$575,655	23.7%
Industrial/warehouse	685,803	28.2%	648,341	26.7%
Medical office	40,515	1.7%	48,585	2.0%
Office	281,806	11.6%	272,097	11.2%
Retail	844,950	34.7%	843,089	34.7%
Other	36,769	1.5%	40,584	1.7%
Subtotal gross mortgage loans	2,431,087	100.0%	2,428,351	100.0%
Valuation allowance	(294)		-
Balance, end of year	$2,430,793		$2,428,351

During 2023, the minimum and maximum lending rates for mortgage loans were 5.6 percent and 10.4 percent, respectively. All new loans were on commercial properties. The Company did not reduce interest rates for any outstanding mortgage loans. The maximum percentage of any one loan to the value of security at the time of the loan was 72.2 percent. As of December 31, 2023 and 2022, the Company held no mortgages with interest more than 30 days past due. The Company has no taxes, assessments, or any amounts advanced not included in the mortgage loan total. The Company did not restructure any mortgage loans in 2023 or 2022.

20

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected. The portfolio’s valuation allowance is routinely evaluated for adequacy based on known and inherent risks, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, portfolio delinquency information, current economic conditions, and other relevant factors.

We did not consider any mortgage loans to be impaired for the years ended December 31, 2023 and 2022 and did not hold a related allowance for losses during those periods.

The Company’s commercial mortgage loan portfolio is evaluated and rated annually. The evaluation includes an analysis of various metrics including, but not limited to, payment history, loan to value, debt service coverage, vacancy, and location related to each loan to arrive at a rating based on an internally developed rating system. This management system provides a consistent method for measuring and detecting a variety of adverse circumstances including borrower financial distress, leasing difficulties, and depressed market conditions. This system helps identify potential risks and provides management information to take the appropriate course of action.

The Company utilizes the NAIC Risk Based Capital (“RBC”) commercial mortgage loan rating process. Individual loans are grouped into risk cohorts based on credit quality indicators, with capital requirements assigned to each cohort. Readily available industry standard measures for commercial mortgages have been shown to be good indicators of default probability. The process focuses on the metrics of debt service coverage and loan-to-value for loans in good standing. The risk cohorts are CM1 through CM5, with CM1 having the lowest indicated risk.

	2023	2022
CM1 - high quality	$2,087,937	$2,195,687
CM2 - high quality	333,365	207,089
CM3 - medium quality	8,400	24,154
CM4 - low medium quality	1,385	1,421
CM5 - low quality	-	-
	-	-
Subtotal - CM category	2,431,087	2,428,351

Residential - not categorized	-	-

Valuation adjustment	(294)	-

Total	$2,430,793	$2,428,351

21

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

Mortgage loans are placed on non-accrued status if there is concern regarding the collectability of future payments. Factors considered may include, but are not limited to, conversations with the borrower, loss of a major tenant or bankruptcy of borrower or major tenant. The Company did not have any loans on non-accrued status as of December 31, 2023 or 2022. The Company did not restructure any mortgage loans in 2023 or 2022.

AUL had outstanding mortgage loan commitments of approximately $75.4 million and $20.8 million at December 31, 2023 and 2022, respectively.

Derivatives

The Company uses derivatives, including option and swap contracts, to manage interest rate and credit risk associated with changes in the estimated fair values of the Company’s assets and liabilities. The value of these derivatives is generally derived from financial indexes and clearing houses and are primarily contracted in the over-the-counter (OTC) market. The Company did not elect to use hedge accounting for the significant majority of the derivatives held, but the derivatives do provide an assumed economic hedge against certain anticipated transactions. Derivatives are carried on the Company’s Statutory Statements of Admitted Assets, Liabilities and Surplus as assets within Other invested assets or liabilities within Other liabilities. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

The Company credits interest on policyholder account liabilities based on S&P 500 index performance at participation rates and with certain caps on returns. These participation rates and caps are set each policy year. The Company economically hedges this annual exposure at the time the participant funds are swept into the chosen allocations to the various index strategies by purchasing at-the-money call options and selling out-of-the-money call options based on the S&P 500 index in an amount that approximates the obligation of the Company to credit interest at the end of the policy year with adjustments for lapse assumptions. Since the options are based on the same indexes that the crediting rates are based upon, they substantially offset the equity market risk associated with the crediting rate in the policy year being hedged.

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to reinsurance agreements and risk of changes in credit spreads from the time cash is received until which time it can be invested. As part of its overall risk management program, the Company takes various risk management actions to manage its credit exposure within well-defined risk tolerances. One such action includes the purchase of credit default swaps.

In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment in a credit event auction, which determines the amount of the credit payment.

Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring, or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. (ISDA) deems that a credit event has occurred.

22

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

The Company also shorts investment grade credit default swap index securities to economically hedge credit spread risk from the time when cash is received to the time the cash can be invested. The value of these positions moves inversely to changes in credit spreads, offsetting the impact of changes in credit spreads on forecasted debt purchases. Credit default swap indexes allow investors to take long or short credit risk positions on baskets of single-name credit default swap contracts. In the event of default of one of the underlying reference entities in the index, the seller of credit protection will be obligated to make a payment proportional to the weight of the defaulted entity in the index. The Company receives a periodic premium for providing this credit protection.

As of December 31, 2023, the fair value of derivative assets and liabilities were $10.9 million and $3.6 million, respectively. As of December 31, 2022, the fair value of derivative assets and liabilities were $10.2 million and $1.5 million, respectively. The change in unrealized gains and losses was ($2.6) million and ($3.6) million, net gain (loss) recognized in 2023 and 2022, respectively.

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The current credit exposure of the Company’s derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements and credit support annexes that provide for a single net payment to be made by one counterparty to another at each due date and upon termination.

The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company’s collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of the counterparty’s derivatives reaches a pre-determined threshold.

The Company has collateral arrangements that include credit-contingent provisions that provide for a reduction of collateral thresholds in the event of downgrades in the credit ratings of the Company and/or the counterparty.

The Company received collateral from counterparties in the amount of $6.9 million and $9.3 million at December 31, 2023 and 2022, respectively. The Company maintained ownership of any collateral delivered. The Company delivered collateral to counterparties in the amount of $18.6 million and $10.8 million at December 31, 2023 and 2022, respectively. The cash collateral is included in Cash and cash equivalents and the obligation to return it is included in Other liabilities.

The notional amounts and the fair value of derivative contracts at December 31, were as follows:

	2023		2022
	Notional	Fair Value	Notional	Fair Value
Purchased S&P 500 call options	$29,010	$4,086	$104,450	$1,312
Written S&P 500 call options	29,010	(1,837)	94,750	(585)
Credit default swaps index	127,400	2,511	40,950	(340)
Foreign currency swaps	80,061	2,577	80,061	8,342
U.S. Treasury futures	57,300	(48)	25,000	(29)
Net fair value		$7,289		$8,700

23

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

Notional amount represents a standard measurement of the volume of derivatives. Notional amount is not a quantification of market or credit risk and is not recorded in the Statutory Statements of Operations and Changes in Surplus. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received.

Assets pledged to others as collateral or otherwise restricted as of December 31, are as follows:

	Total General Account		Change	Gross Admitted and Nonadmitted Restricted to Total Admitted
Restricted Asset Category	2023	2022	between years	Assets
Federal Home Loan Bank of Indianapolis (FHLBI) capital stock	$73,561	$75,577	$(2,016)	0.2%
On deposit with states	3,814	3,794	20	0.0%
Bonds held for the FHLBI collateral	598,142	502,862	95,280	1.6%
Bonds held for assumed reinsurance	142,853	152,209	(9,356)	0.4%
Mortgage loans held for the FHLBI collateral	2,154,246	2,224,321	(70,075)	5.8%
Collateral held under security lending agreement	374,495	386,547	(12,052)	1.0%
Total restricted assets	$3,347,111	$3,345,310	$87,576	9.0%

The Company held cash collateral at fair value in the amount of $374.5 million and $386.5 million as of December 31, 2023 and 2022, respectively.

Reinvested collateral assets as of December 31, 2023 are as follows:

	2023		2022
Cash Collateral Reinvested:	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open	$(629)	$(632)	$(398)	$(400)
30 Days or Less	110,976	110,983	117,029	117,030
31 to 60 Days	37,725	37,737	26,025	26,028
61 to 90 Days	3,250	3,251	1,300	1,300
91 to 120 Days	3,674	3,678	59,648	59,693
121 to 180 Days	36,536	36,550	83,084	83,106
181 to 365 Days	143,372	143,651	90,249	90,328
1 to 2 Years	36,121	36,170	9,610	9,571
2 to 3 Years	3,470	3,472	-	-
Greater than 3 Years	-	-	-	-
Subtotal	374,495	374,860	386,547	386,656
Securities Received	-	-	-	-
Total Collateral Reinvested	$374,495	$374,860	$386,547	$386,656

24

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

The Company does not accept collateral that is not permitted by contract or custom to sell or re-pledge. The Company does not use an affiliated agent for securities lending activities.

The Company has collateral for transactions that extend beyond one year from December 31, 2023 and 2022 as follows:

	2023	2022
Description of Collateral	Amortized Cost	Amortized Cost
Industrial and miscellaneous bonds	$32,442	$7,675
Certificates of deposit	7,150	1,935
Total collateral extending beyond one
year from of the reporting date	$39,592	$9,610

The Company does not engage in any securities lending transactions within the separate account.

The Company generally invests securities lending collateral in securities with maturities of less than two years. The Company maintains liquidity within the securities lending program by investing a portion of the collateral in money market funds and repurchase agreements with very short durations.

The Company has no dollar repurchase or dollar reverse repurchase agreements.

Securities Lending Transactions

The Company has entered into a securities lending program. The Company requires a minimum of 102% of the fair value of securities loaned at the onset of the contract as collateral. Cash collateral received is reinvested and reported as Securities Lending Reinvested Collateral Assets, and the offsetting collateral liability is reported in Payable for Securities Lending.

The Company receives collateral consisting of cash from its securities lending transactions. The borrower can request the cash collateral to be returned on demand. The Company reinvests the cash collateral according to guidelines of the Company’s investment policy.

Transfers of financial assets accounted for as secured borrowings at December 31, 2023 and 2022 are as follows:

	2023	2022
Assets:
Bonds	$76,925	$64,297
Cash, cash equivalents, and short term	297,570	322,250
Securities lending reinvested collateral	$374,495	$386,547

Liabilities:
Payable for securities lending	$374,495	$386,547

The Company does not have any transfers of receivables with recourse.

25

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

5.	Real Estate

AUL owns its home office and occupies the majority of the space with a portion leased to third parties. Real estate is recorded net of accumulated depreciation and consists of $12.3 million and $14.1 million for investment properties and $75.3 million and $74.5 million for the home office at December 31, 2023 and 2022, respectively. Depreciation expense on real estate amounted to $5.9 million and $6.4 million in 2023 and 2022, respectively.

Income from real estate for 2023 and 2022 includes $6.5 million and $6.9 million, respectively.

The Company reported no real estate acquired in satisfaction of debt in either 2023 or 2022.

6.	Reserve for Policy Benefits

Policy reserves are based on mortality, morbidity and interest assumptions prescribed by regulatory authorities. Claim liabilities include provisions for reported claims and estimates for claims incurred but not reported based on historical experience.

In computing reserves, it is assumed that deduction of fractional premiums due upon death is waived, and that premiums paid for the period beyond the date of death will be refunded. In certain situations, the surrender value promised is in excess of the reserve.

Reserves on older substandard traditional policies (issued prior to 1994) are the standard reserve plus one half of the annual substandard extra premium for each mortality and interest basis. Reserves on substandard universal life policies, substandard last-to-die policies, and substandard traditional policies (issued beginning 1994) are calculated using the same method as for standard policies of that type, but using substandard mortality rates in place of standard rates.

The amount of insurance for which gross premiums are less than the net premiums according to the valuation standard required by this state was $1,322.8 million and $2,168.9 million as of December 31, 2023, and 2022, respectively. The amount of the related reserve was $10.8 million and $8.2 million, for December 31, 2023 and 2022, respectively.

Tabular interest, tabular cost, and tabular less actual reserves released have been determined by formula for all insurance and annuities, respectively. Tabular interest on funds not involving life contingencies has been determined by formula or from actual interest credited. These reserves consisted of the following at December 31:

	2023	2022
Life and accident and health reserves
Individual, group and credit life policies	$4,014,651	$3,767,809
Annuities and deposit administration funds	11,343,621	10,829,647
Accident and health and other reserves	1,825,875	1,808,080
Less reinsurance ceded	(4,276,707)	(4,415,981)
	$12,907,440	$11,989,555

26

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

The withdrawal characteristics of the Company’s annuity reserves, certain separate accounts and deposit liabilities were as follows at December 31:

	2023		2022
	Amount	% of Total	Amount	% of Total
Subject to discretionary withdrawal
With market value adjustment	$1,578,364	4.7%	$1,984,067	6.7%
At book value less surrender charges	504,780	1.5%	436,983	1.5%
At market value	19,463,743	58.4%	16,480,246	55.7%
	21,546,887	64.7%	18,901,296	63.9%

Subject to discretionary withdrawal without adjustment
At book value without adjustment	5,399,141	16.2%	5,323,530	18.0%
Not subject to discretionary withdrawal	6,377,452	19.1%	5,369,172	18.1%

	$33,323,480	100.0%	$29,593,998	100.0%
Less reinsurance ceded	(2,258,307)		(2,398,931)

	$31,065,173		$27,195,067

The withdrawal characteristics of the company’s life reserves were as follows as of December 31, 2023:

	General Account			Separate Account - Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values,or policy loans:
Term Policies with Cash Value	$-	$23,514	$25,140	$-	$-	$-
Universal Life	81,627	92,953	83,066	-	-	-
Other Permanent Cash Value Life Insurance	-	1,289,257	3,299,391	-	-	-
Variable Universal Life	9,991	9,991	10,026	129,471	129,471	133,178

Not Subject to discretionary withdrawal or no cash values:
Term Policies without Cash Value	-	-	596,875	-	-	-
Accidental Death Benefits	-	-	123	-	-	-
Disability - Active Lives	-	-	23,998	-	-	-
Disability - Dasabled Lives	-	-	43,174	-	-	-
Miscellaneous Reserves	-	-	103,990	-	-	-

Total gross	$91,618	$1,415,715	$4,185,783	$129,471	$129,471	$133,178
Reinsurance Ceded	-	-	674,784	-	-	-
Total	$91,618	$1,415,715	$3,510,999	$129,471	$129,471	$133,178

Reconciliation of total life actuarial reserves at December 31, 2023

Amount
Life & Accident & Health Annual Statement
Life Insurance	$3,444,945
Accidental Death Benefits	122
Disability - Active Lives	6,705
Disability - Disabled Lives	36,912
Miscellaneous Reserves	22,315
Subtotal	$3,510,999
Separate Accounts Annual Statement
Life Insurance	$133,178
Accident and health	-
Miscellaneous reserves	-
Subtotal	$133,178
Combined Total	$3,644,177

27

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

7.	Premium and Annuity Considerations Deferred and Uncollected

Gross deferred and uncollected life insurance premiums and annuity considerations represent amounts due to be received from policy owners through the next policy anniversary date. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest. Deferred and uncollected life premiums and annuity considerations were as follows at December 31:

	2023		2022
	Gross	Net of Loading	Gross	Net of Loading
Type of Business
Ordinary new business	$19,557	$10,336	$9,197	$17,651
Ordinary renewal	83,909	83,047	74,093	69,558
Group life	1,934	1,934	3,263	3,263
Group annuity	-	-	(630)	(630)
	$105,400	$95,317	$85,923	$89,842

The Company estimates accrued retrospective premium adjustments for its group health insurance business through a mathematical approach using an algorithm of the Company’s underwriting rules and experience rating practices. The amount of net premiums written by the Company that are subject to retrospective rating features was $8.1 million and $7.6 million at December 31, 2023 and 2022, respectively. This represented 2.7 percent and 2.5 percent of the total net premiums written for group life and health in 2023 and 2022, respectively.

8.	Separate Accounts

Separate Account assets held by the Company are carried at fair value and consist primarily of variable life and annuity contracts.

The Company’s Separate Account assets are all non-guaranteed according to the SSAP 56 definition and are all legally insulated from the General Account. As of December 31, the Company reported Separate Account assets and liabilities from the following product lines:

	2023	2022
Product
Life insurance	$133,135	$117,878
Individual annuities	302,061	305,082
Group annuities	19,733,761	16,569,229
Total	$20,168,957	$16,992,189

28

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

A reconciliation of transfers to the Company from the separate accounts is as follows:

	2023	2022
Transfers as reported in the statements of operations of the separate accounts statement:
Transfers to separate accounts	$2,937,653	$2,955,687
Transfers from separate accounts	2,728,351	3,220,219
Net transfers to or (from) separate accounts	209,302	(264,532)

Reconciling adjustment - annuity reinsurance treaty	42,933	84,856
Net separate account transfers as reported in the statements of operations	$252,235	$(179,676)

Information regarding the Separate Accounts at and for the years ended December 31 are as follows:

	2023	2022
Premiums, considerations or deposits	$2,937,653	$2,955,687
Reserves at December 31
For accounts with assets at
Market value	$19,596,921	$16,596,176
Amortized cost	575,243	392,565
Total reserves	$20,172,164	$16,988,741

By withdrawal characteristics
Subject to discretionary withdrawal	$-	$-
With market value adjustment	-	-
At book value without market value adjustment and with current surrender charge of 5% or more	-	-
At market value	19,596,921	16,596,176
At book value without market value adjustment and with current surrender charge of less than 5%	575,243	392,565
	20,172,164	16,988,741
Not subject to discretionary withdrawal	-	-
Total	$20,172,164	$16,988,741

9.	Employees’ and Agents’ Benefit Plans

The Company has multiple non-pension postretirement health care benefit plans. The medical plans are contributory, with participants’ contributions adjusted annually. The Company contribution for pre-65 retirees was frozen at the 2005 contribution level. For post-65 retirees the Company’s contribution is capped at the 2000 amount. The dental and life insurance plans are noncontributory. Employees hired on or after October 1, 2004 are no longer eligible for retiree health benefits.

29

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

A summary of assets and obligations of the Other Postretirement Benefit Plans, including an unfunded supplemental excess benefit plan for certain executives, is as follows at December 31:

	Overfunded		Underfunded
	2023	2022	2023	2022
Change in benefit obligation
Postretirement benefits
Benefit obligation at beginning of year	$-	$-	$57,873	$71,902
Service cost	-	-	1,448	3,396
Interest cost	-	-	3,078	1,860
Contribution by plan participants	-	-	1,316	1,368
Actuarial (gain) loss	-	-	3,946	(20,333)
Benefits paid	-	-	(5,048)	(4,909)
Plan amendments	-	-	-	4,589
Business combinations, divestitures, curtailments, settlements and special termination benefits	-	-	-	-
Benefit obligation at end of year	$-	$-	$62,613	$57,873

	Postretirement Benefits
	2023	2022
Change in plan assets
Fair value of plan assets at beginning of year	$-	$-
Actual return on plan assets	-	-
Employer contribution	3,731	3,541
Plan participants' contributions	1,317	1,368
Benefits paid	(5,048)	(4,909)
Transfer to parent	-	-
Fair value of plan assets at end of year	$-	$-

Funded status
Overfunded
Asset (nonadmitted)
Prepaid benefit costs	$-	$-
Overfunded plan assets	-	2,212
Total assets (nonadmitted)	$-	$2,212
Underfunded
Liabilities recognized
Accrued benefit costs	$60,588	$59,182
Liability for pension benefits	2,026	(1,309)
Total liabilities recognized	$62,614	$57,873
Unrecognized liabilities	$-	$-

Components of net periodic benefit cost
Service cost	$1,448	$3,396
Interest cost	3,078	1,860
Expected return on plan assets	-	-
Transition asset or obligation	-	-
(Gains) and losses	(735)	490
Prior service cost or credit	518	490
Gain or loss recognized due to a settlement or curtailment	-	-
Total net periodic benefit cost	$4,309	$6,236

30

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

Amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost
Items not yet recognized as a component of net periodic cost - prior year	$7,808	$(8,917)
Net transition asset or obligation recognized	-	-
Net prior service cost or credit arising during the period	-	-
Net prior service cost or credit recognized	518	(178)
Net gain and loss arising during the period	(3,946)	16,412
Net gain and loss recognized or transferred to parent	(735)	490
Items not yet recognized as a component of net periodic cost - current year	$3,645	$7,807

Amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost
Net transition asset or obligation	$-	$-
Net prior service cost or credit	(3,383)	(3,901)
Net recognized gains and (losses)	7,028	11,709

Weighted-average assumptions used to determine net periodic benefit cost at December 31:

	Other Benefits
	2023	2022
Discount rate	5.61%	3.00%
Rate of compensation increase	6.00%	6.00%

Weighted-average assumptions used to determine benefit obligations at December 31:

	Other Benefits
	2023	2022
Discount rate	5.26%	5.60%
Rate of compensation increase	6.00%	6.00%

Plan assets and benefit obligations are based upon a measurement date of December 31.

The Company measures service and interest costs by applying the specific spot rate along that yield curve to the plans’ expected liability cash flows.

For measurement purposes, the health care trend rate assumes a 0.25% decrease per year from the 2023 rate of 6.50% until the ultimate rate of 5.00% is reached in 2029.

The Company expects to contribute $3.8 million to its other postretirement benefit plans in 2023.

31

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Other
Benefits
2023	$3,838
2024	3,853
2025	3,956
2026	4,104
2027	4,124
Years 2028-2032	24,297

On December 1, 2014, the sponsorship of the employee defined pension benefit plan was transferred from the Company to OneAmerica. OneAmerica sponsors a qualified, noncontributory defined benefit pension plan covering substantially all of its employees. OneAmerica charges the Company which in turn allocates to its affiliates a share of the total cost of the pension plan based on allocation and/or salary ratios. The Company’s share of net periodic benefit costs was $3.9 million and $2.8 million for 2023 and 2022, respectively. The Company has no legal obligation for benefits under this plan.

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 introduced a prescription drug benefit under Medicare, as well as a federal subsidy to qualifying sponsors of retiree healthcare benefit plans.

The Company has elected to not pursue any plan changes as a result of the Act. Therefore, the valuation of the unfunded postretirement benefit obligation and the determination of the net postretirement benefit cost included in these financial statements do not reflect the effects of the Act on the plan.

The Company sponsors a defined contribution savings plan that covers substantially all employees. The Company contributes a match for participants who complete one full calendar year of employment. The match is 50 percent of participants’ elective deferral on the first 6 percent of eligible compensation. The Company’s contribution to the plan was $6.0 million and $5.1 million for 2023 and 2022, respectively. As of December 31, 2023, the fair value of the plan assets was $493.5 million.

The Company sponsors a profit-sharing plan that covers substantially all of its career agents, except for the general agents. Effective August 1, 2016, the plan was amended to feature a safe harbor matching contribution structure. Career agents are eligible to make deferrals and receive a matching contribution on the first day of the month coincident with or next following three months of service and attainment of age 20-1/2. Matching contributions are immediately vested. With respect to the plan’s nonelective contribution, eligibility is six months of service and attainment of age 20-1/2, and the entry date for purposes of the nonelective contribution is the January 1 coincident with or next following the date such eligibility requirements are met. Vesting on the nonelective contribution is based on years of service, with full vesting after three years of service. The Company did not make a profit-sharing contribution for the 2023 or 2022 plan year. The Company’s contribution to the plan was $1.9 million and $0.3 million in safe harbor matching contributions for 2023 and 2022, respectively. As of December 31, 2023, the fair value of the plan assets was $49.0 million.

32

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

The Company sponsors a supplemental executive retirement plan, a defined contribution plan and other postretirement benefits for employees of the holding company group. The Company allocates the cost of the plans to affiliates based on direct allocation or salary ratios. The Company’s share of net periodic benefit cost for other postretirement benefit plans was $8.2 million and $10.5 million for 2023 and 2022, respectively. The Company has the legal obligation for benefits under these plans.

The Company has entered into deferred compensation agreements with certain directors, employees, agents, and general agents. The deferred amounts are payable according to the terms and subject to the conditions of the deferred compensation agreements. The deferred compensation balance is included within Accrued commissions and general expenses on the Statements of Admitted Assets, Liabilities and Surplus.

10.	Federal Income Taxes

The components of the net deferred tax asset recognized in the Company’s Statements of Admitted Assets, Liabilities and Surplus at December 31 are as follows:

	2023
	Ordinary	Capital	Total
Gross deferred tax assets	$233,908	$2,034	$235,942
Less: valuation allowance	-	-	-
Adjusted gross deferred tax asset	233,908	2,034	235,942
Deferred tax asset nonadmitted	(63,170)	-	(63,170)
Subtotal net admitted deferred tax asset	170,738	2,034	172,772
Deferred tax liabilities	(51,464)	-	(51,464)
Net admitted deferred tax asset	$119,274	$2,034	$121,308

(Increase) Decrease in nonadmitted tax asset			$(3,821)

	2022
	Ordinary	Capital	Total
Gross deferred tax assets	$212,130	$1,364	$213,494
Less: valuation allowance	-	-	-
Adjusted gross deferred tax asset	212,130	1,364	213,494
Deferred tax asset nonadmitted	(59,349)	-	(59,349)
Subtotal net admitted deferred tax asset	152,781	1,364	154,145
Deferred tax liabilities	(45,350)	-	(45,350)
Net admitted deferred tax asset	$107,431	$1,364	$108,795

33

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

The admitted deferred tax asset is determined from the following components at December 31:

	2023			2022
	Ordinary	Capital	Total	Ordinary	Capital	Total
Admission calculation components: SSAP 101 (Paragraph 11)

(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$-	$-	$-	$-	$-	$-
(b) Adjusted gross deferred tax assets expected to be realized after the application of the threshold limitation	119,274	2,034	121,308	107,431	1,364	108,795
(i) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	119,274	2,034	121,308	107,431	121,308	228,739
(ii)Adjusted gross deferred tax assets allowed per limitation threshold	-	-	187,722	-	-	193,051
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above offset by gross deferred tax liabilities)	51,464	-	51,464	45,350	-	45,350
Deferred tax assets admitted as the result of the application of SSAP No. 101 (a+b+c)	$170,738	$2,034	$172,772	$152,781	$1,364	$154,145

Ratio percentage used to determine recovery period and threshold			744%			828%
Amount of adjusted capital and surplus used to determine recovery period and threshold amount			$1,251,479			$1,287,008

34

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

The impact of tax-planning strategies at December 31 is as follows, none of which include reinsurance transactions:

	2023		2022		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Adjusted gross DTAs	$233,908	$2,034	$212,130	$1,364	$21,778	$670
Percentage of adjusted gross DTA by tax character attributable to the impact of tax planning strategies	2.9%	100.0%	3.8%	100.0%	-0.9%	0.0%
Net admitted adjusted gross DTAs	170,738	2,034	152,781	1,364	17,957	670
Percentage of adjusted net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	4.0%	100.0%	5.3%	100.0%	-1.3%	0.0%

The change in net deferred taxes is comprised of the following (exclusive of the change in nonadmitted assets reported as a component of the change in nonadmitted Assets) at December 31:

	2023	2022	Change
Gross deferred tax assets	$235,942	$213,495	$22,447
Deferred tax liabilities	51,464	45,350	6,114
Net deferred tax asset	184,478	168,145	16,333
Tax effect of unrealized gains (losses)	(4,477)	(1,823)	(2,654)
Net deferred income tax asset, excluding unrealized gains	$188,955	$169,968	$18,987

35

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 are as follows:

	2023	2022
Deferred tax assets
Policyholder reserves	$84,195	$72,748
Investments	1,514	-
Deferred acquisition costs	37,378	32,400
Policyholder dividend accrual	3,222	2,619
Fixed and amortizable assets	595	(1,605)
Compensation and benefits accrual	38,969	34,706
Receivables nonadmitted	49,356	36,719
Net operating loss carryforwards	15,723	31,090
Other	2,956	3,453
Ordinary deferred tax assets	233,908	212,130
Nonadmitted deferred tax assets	(63,170)	(59,349)
Admitted ordinary deferred tax assets	$170,738	$152,781

Capital
Investments	2,034	1,364
Nonadmitted	-	-
Admitted deferred tax assets	$172,772	$154,145

Deferred tax liabilities
Investments	$9,429	$4,474
Fixed assets	20,474	18,408
Deferred and uncollected premium	17,974	17,236
Policyholder reserves	3,587	5,232
Pension asset	-	-
Ordinary deferred tax liabilities	51,464	45,350
Capital - investments	-	-
Deferred tax liabilities	51,464	45,350

Net admitted deferred tax asset	$121,308	$108,795

36

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

The following reconciliation accounts for the difference between the actual expense and the amounts obtained by applying the federal statutory rate of 21% in both years to income before federal income taxes at December 31:

	2023	2022
Tax expense at the federal statutory rate	$(8,685)	$(33,736)
Tax preferenced investment income	(13,603)	(5,986)
Nondeductible expenses	813	589
Change in interest maintenance reserve	166	(455)
Change in nonadmitted assets	(12,636)	(5,595)
Foreign tax credit receivable	(15,878)	-
Elimination of statutory ceding commission amortization and capitalization	-	(8,373)
OAS dividend	(1,260)
Provision to return adjustment	(1,327)	(2,180)
Other	(203)	(3,096)
	$(52,613)	$(58,832)

Federal and foreign income taxes incurred	$(33,626)	$(19,391)
Change in net deferred income taxes	(18,987)	(39,441)
Total statutory income tax benefit	$(52,613)	$(58,832)

Federal income tax-operating	$(32,997)	$(11,756)
Federal income tax-capital gains (losses)	(629)	(7,635)
Federal income tax incurred	$(33,626)	$(19,391)

The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2023	$-
2022	-
2021	18,860

The Company does not have a liability for tax contingencies as of December 31, 2023 or 2022.

The Company recognizes interest or penalties paid or accrued related to unrealized tax benefits as part of the income tax provision.

The statute of limitations related to the Company's consolidated federal income tax return is closed for all tax years up to and including 2019. The expiration of the statute of limitations related to the various state income tax returns that the Company files varies by state. The Company has reviewed open tax years for the major jurisdictions and has concluded that there is no significant income tax liability resulting from uncertain tax positions.

As of December 31, 2023, we had $121.3 million in net deferred tax assets (DTAs). The DTAs, which include $15.7 million of the $31.1 million related to net operating loss carryforwards originating in 2022, can be used to offset taxable income in future periods and reduce our income taxes payable in those future periods. These losses have an indefinite life and will not expire. At this time, we consider it more likely than not that we will have sufficient taxable income in the future that will allow us to realize these DTAs.

On August 16, 2022, the Inflation Reduction Act was signed into law. The Inflation Reduction Act implements a new Corporate Alternative Minimum Tax (CAMT) to be applicable for tax years beginning after December 31, 2022. The Company has concluded it is not an applicable corporation with respect to the CAMT for the current year.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

11.	Reinsurance

AUL is a party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding companies for portions of the claims incurred. At December 31, 2023 and 2022, life reinsurance assumed was approximately 19 and 22 percent, respectively, of gross life insurance in force. Premiums on life reinsurance assumed were approximately 12 and 16 percent of gross life insurance premium income in 2023 and 2022, respectively. Premiums on accident and health reinsurance assumed were approximately 21 and 22 percent of gross accident and health premium income in 2023 and 2022, respectively.

(1) Annuity Reinsurance Transaction

Effective January 1, 2022, the Company entered into an agreement with Commonwealth Annuity and Life Insurance Company (“the Reinsurer”) to cede a block of in-force individual annuities and group annuities and ceded certain new individual annuities with net statutory reserves of $2,449.1 million through 100% indemnity coinsurance. The closing date of the transaction and the transfer of assets occurred on March 8, 2022. As a result of the transaction, the net gain from operations before tax was reduced by $14.3 million.

The following summarizes other impacts of the transaction, subject to finalization of customary post-close adjustments:

Statutory reserves as of January 1, 2022	$2,449,051
Realized capital gains on invested assets transferred, net of tax	22,508
Existing interest maintenance reserve	15,816
Expenses and other adjustments	14,354
Interest through settlement on March 8, 2022	17,938
Accrued interest on invested assets transferred	(24,369)
Coinsurance settlement for policy activity from January 1 to March 8, 2022	(27,094)
Total net settlement amount	$2,468,204

Invested assets transferred at fair value	2,440,989
Cash transferred	27,215
Total net settlement amount	$2,468,204

The Company transferred assets, primarily NAIC Class 1 and 2 bonds, with a fair value of $2,441.0 million. In accordance with the agreement, the Company transferred the IMR net of tax created on the transaction of $22.5 million to the reinsurer.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

The Company uses reinsurance to mitigate the risk it underwrites on a direct basis, including longevity risk. The Company cedes the portion of the total risk on an individual life in excess of $2.0 million. For policies issued prior to 2019, the amount ceded was in excess of $0.5 million to $1.0 million. For accident and health and disability policies, AUL has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage. Certain statistical data with respect to reinsurance ceded follows:

	2023	2022
Reinsurance ceded on ordinary life in force	$45,603,248	$49,403,016
Reinsurance ceded on group and credit life in force	3,361,096	3,376,508
Life reinsurance premiums ceded	129,093	149,148
Annuity reinsurance premiums ceded	147,175	108,832
Accident and health reinsurance premiums ceded	49,774	50,070
Reinsurance recoveries	374,282	293,509

All AUL reinsurance agreements transfer risk. Premiums for policies reinsured with other companies have been reported as a reduction of premium income and amounts applicable to reinsurance ceded for policy reserves and claim liabilities have been reported as reductions of these items. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, AUL would remain liable. Policy reserves have been reduced at December 31, 2023 and 2022 by $4,276.7 million and $4,416.0 million, respectively, for reinsurance ceded. Claim liabilities have been reduced at December 31, 2023 and 2022 by $87.2 million and $81.0 million, respectively, for reinsurance ceded.

The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable. Six reinsurers account for the majority of the Company’s December 31, 2023, ceded reserves for life and accident and health insurance. Four of these reinsurers maintain A.M. Best ratings of A+, the remaining two reinsurers have an A. This reinsurer has provided collateral to the Company in the form of a trust account and a Capital Maintenance Agreement from the reinsurer’s parent company and a Claims Payment Guarantee from another reinsurer in order to reduce the credit risk to OneAmerica. The remainder of such ceded reserves is spread among numerous reinsurers.

The Company has reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. If the reinsurance agreements were unilaterally cancelled there would not be a reduction to surplus. At December 31, 2023, there are no reinsurance agreements in effect such that losses paid or accrued exceed the total direct premium collected. The Company does not have and has not written off any uncollectible reinsurance during 2023 or 2022.

The Company did not commute any material ceded reinsurance in 2023 or 2022.

12.	Direct Premium Written/Produced by Managing General Agents/Third Party Administrators

MidAmerica Administrative & Retirement Solutions, Inc. of Lakeland, Florida provides claims payment, claims adjustment, and premium collection for group annuity business. The direct premium written related to MidAmerica for 2023 and 2022 was $231.1 million and $264.8 million, respectively. MidAmerica does not have an exclusive contract with the Company.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

13.	Risk-Based Capital

The NAIC requires companies to calculate RBC to serve as a benchmark for the regulation of life insurance companies by state insurance regulators. At December 31, 2023 and 2022, the Company’s calculated RBC exceeded the minimum RBC requirements.

14.	Commitments and Contingencies

Various lawsuits have arisen in the course of the Company’s business. In these matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact on its operations, financial condition, or cash flow. However, given the inherent difficulty in predicting the outcome of legal proceedings, there exists the possibility that such legal actions could have a material adverse effect on the Company's consolidated financial condition, operating results, or cash flows.

The Company has no material contingent liabilities. In July 2022, OneAmerica established a $200.0 million line of credit with three participating banking institutions. The Company and State Life are guarantors on the line of credit.

15.	Surplus Notes and Shareholder Dividends

In 1996, AUL issued $75.0 million of 7.75 percent surplus notes, due March 30, 2026. The surplus notes were issued for cash and have the following repayment conditions and restrictions: 1) interest and principal payments may be made only with the prior approval of the Indiana Insurance Commissioner, and 2) repayment of the principal due may be made only from unassigned surplus. No affiliates of the Company hold positions in the surplus notes.

Interest is payable semiannually in March and September. Interest payments of $5.8 million were approved and paid in 2023 and in 2022. Total interest paid inception to date is $160.6 million.

Had the accrual of interest on surplus notes not been subject to approval of the Commissioner, accrued interest payable on the surplus notes at December 31, 2023 and 2022 would have been $1.5 million.

Under Indiana law, the amount of dividends a domestic insurer is permitted to pay without prior approval of the IDOI is limited to an amount not exceeding the greater of 10 percent of the Company’s statutory surplus as of the most recently preceding December 31 or 100 percent of the Company’s statutory gain from operations for the twelve-month period ending on the most recently preceding December 31. Under state statutes, dividends would be limited to approximately $114.9 million in 2023.

The Company paid no dividends in 2023 and paid $30.0 million to OneAmerica in 2022. The Company did not receive a capital contribution in 2023 or 2022.

The portion of unassigned surplus represented or reduced by each item below as of December 31, 2023 is as follows:

Nonadmitted asset values	$(292,829)
Asset valuation reserve	$(204,354)
Net unrealized gain (losses)	$55,614
Reinsurance recoverables from unauthorized companies	$66

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

16.	Federal Home Loan Bank of Indianapolis

The Company has a line of credit with the Federal Home Loan Bank of Indianapolis (FHLBI) for amounts up to $50.0 million, which matures in March 2025. The interest rate is determined based upon the variable advance rate at the time of a draw. There is no amount outstanding on this facility as of December 31, 2023 or 2022.

The Company maintains a membership in the FHLBI. FHLBI membership provides ready access to funds and borrowing capacity through the issuance of funding agreements. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52 accounting treatment to these funds, consistent with its other deposit-type contracts. The Company is required to hold a certain amount of FHLBI common stock as a requirement of membership, based on a minimum of 4.5 percent of outstanding borrowings.

At December 31, 2023 and 2022, the carrying value of the FHLBI Class B common stock was $73.6 million and $75.6 million, respectively. The carrying value of the FHLBI common stock approximates fair value.

Funding agreements associated with the FHLBI totaled $1,554.8 million and $1,593.5 million of December 31, 2023 and 2022, respectively. The proceeds were used to purchase bonds. The Company closely matches the maturities of the funding agreements with bond maturities. The funding agreements are classified as deposit-type contracts and had a carrying value of $1,558.1 million and $1,596.2 million at December 31, 2023 and 2022, respectively. Interest paid was $54.1 million and $29.6 million in 2023 and 2022, respectively.

The line of credit and funding agreements are collateralized by bond and mortgage loan investments and are maintained in a custodial account for the benefit of the FHLBI. The fair value of pledged assets amounted to $2,447.1 million and $2,410.3 million at December 31, 2023 and 2022, respectively, and is included in bonds and mortgage loan investments reported on the Statutory Statements of Admitted Assets, Liabilities and Surplus. The maximum carrying value of collateral pledged during the reporting period was $2,858.9 million.

The fixed rate funding agreements are pre-payable subject to payment of a yield maintenance fee based on current market interest rates. While no pre-payments are expected, the aggregate fee to prepay all fixed rate borrowings would have been $14.2 million at December 31, 2023.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

17.	Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Authoritative guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value based on their observability. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

●	Level 1 – Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets provide current pricing data on a more frequent basis. Examples include certain U.S. Treasury securities and exchange-traded equity securities.

●	Level 2 – Fair value is based on quoted prices for similar assets or liabilities in active markets, inactive markets, or model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. This level includes financial instruments that are valued by independent pricing services using models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs which are observable or derived from observable information in the marketplace. Examples include certain public and private corporate securities.

●	Level 3 – Fair value is based on valuations derived from techniques in which one or more significant inputs or significant value drivers are unobservable for assets or liabilities. Examples include certain public corporate securities and other less liquid securities not publicly traded on an exchange; for example, the FHLB stock.

In certain instances, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, the level disclosed is based on the lowest level significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement and ultimate classification of each asset and liability requires judgment.

The fair values of equity securities and separate account assets are based on quoted market prices where available. The Company is responsible for the determination of fair value and therefore performs quantitative and qualitative analysis of prices received from third parties.

The fair value of derivative contracts are measured based on current settlement values, which are based on quoted market prices and industry standard models that are commercially available. These techniques project cash flows of the derivatives using current and implied future market conditions. The present value of the cash flows is calculated to measure the current fair value of the derivative.

The derivative assets and liabilities consist of options and swap contracts. The Company’s derivative products are categorized as Level 2 in the fair value hierarchy.

The Company has a pricing group which includes representatives from investments and accounting. The team is responsible for overseeing and monitoring the pricing of the Company’s investments and performs periodic due diligence reviews of the pricing services. The pricing review includes analysis of investment prices, approval of price source changes, price overrides, methodology changes, and classification of fair value hierarchy levels.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

The table below presents the balances of assets measured at fair value as of December 31:

	Quoted Prices in	Significant	Significant	Total
	Active Markets	Observable	Unobservable	Fair
2023	Level 1	Level 2	Level 3	Value
Assets
Common stocks - Industrial & misc	$20	$-	$75,889	$75,909
Bonds - Industrial & misc	-	-	300	300
Short-term investments	-	-	9	9
Other invested assets	-	7,093	-	7,093
Derivatives	-	6,597	-	6,597
Separate account assets *	20,168,957	-	-	20,168,957
Total Assets	$20,168,977	$13,690	$76,198	$20,258,865

Liabilities
Derivatives	$-	$1,837	$-	$1,837

	Quoted Prices in	Significant	Significant	Total
	Active Markets	Observable	Unobservable	Fair
2022	Level 1	Level 2	Level 3	Value
Assets
Common stocks - Industrial & misc	$22	$-	$78,023	$78,045
Bonds - Industrial & misc	-	-	1,950	1,950
Derivatives	-	1,312	-	1,312
Separate account assets *	16,992,189	-	-	16,992,189
Total Assets	$16,992,211	$1,312	$79,973	$17,073,496

Liabilities
Derivatives	$-	$953	$-	$953

*Separate account assets represent segregated funds that are invested on behalf of customers. Investment risks associated with fair value changes are borne by the customer.

The specific assets currently reported as Level 3 are stocks that are not publicly traded on an exchange.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

The following table provides a summary of the changes in fair value of Level 3 assets and liabilities, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets held at:

	Common Stocks	Bonds
	Industrial & misc	Industrial & misc	Short-term Investments	Total
Beginning Balance at December 31, 2021	$76,346	$-	$-	$76,346
Transfer into level 3	-	1,950		1,950
Transfer out of level 3	-	-		-
Total gains (losses) included in net income	-	-		-
Total gains (losses) included in surplus	704	-		704
Purchases	12,301	-		12,301
Issuances	-	-		-
Sales	(11,328)	-		(11,328)
Settlements	-	-		-
Ending Balance at December 31, 2022	$78,023	$1,950	$-	$79,973
Transfer into level 3	-	1,283	39	1,322
Transfer out of level 3	-	(1,950)	-	(1,950)
Total gains (losses) included in net income	-	-	-	-
Total gains (losses) included in surplus	(117)	(983)	(30)	(1,130)
Purchases	-	-	-	-
Issuances	-	-	-	-
Sales	(2,017)	-	-	(2,017)
Settlements	-	-	-	-
Ending Balance at December 31, 2023	$75,889	$300	$9	$76,198

Realized gains (losses) are reported in the Statutory Statements of Operations, while unrealized gains (losses) are reported within unassigned surplus in the Statutory Statements of Admitted Assets, Liabilities and Surplus.

Authoritative guidance requires disclosure of the estimated fair value of certain financial instruments and the methods and significant assumptions used to estimate their fair values. The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the table should not be construed as the underlying value of the Company.

The disclosure of fair value information about certain financial instruments is based primarily on quoted market prices. The fair values cash, cash equivalents, and short-term investments approximate the carrying amounts reported in the balance sheet. Fair values for bonds, equity securities and derivatives are based on quoted market prices where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. It is not practicable to estimate the fair value of contract loans.

The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities. The fair value of other invested assets is based on quoted market prices where available.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

The fair value of the corporate owned life insurance and the employee and agent trust is based upon the cash surrender value.

Fair values of other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The fair value of funding agreements with FHLBI was estimated by discounting the future cash flows using current rates.

The fair values of certain financial instruments, along with the corresponding carrying values as of December 31, are as follows:

	2023
	Fair	Admitted				Not Practicable Carrying	Net Asset Value
	Value	Value	Level 1	Level 2	Level 3	Value	(NAV)
Assets
Bonds	$10,689,170	$11,550,705	$3,744	$9,949,584	$735,842	$-	$-
Preferred stocks	16,974	17,000	-	2,032	14,942	-	-
Common stocks	82,713	82,713	20	-	82,693	-	-
Mortgage loans	2,172,515	2,430,793	-	-	2,172,515	-	-
Cash & short-term investments	121,533	121,519	116,493	4,854	186	-	-
Contract loans	-	653,907	-	-	-	653,907	-
Derivatives	10,913	8,069	-	10,913	-	-	-
Other invested assets	583,745	596,396	-	151,455	432,290	-	-
Securities lending reinvested collateral assets	374,860	374,495	54,668	320,192	-	-	-
Corporate owned life insurance	502,538	502,538	-	502,538	-	-	-
Employee and agent trust	33	33	-	33	-	-	-
Separate account assets	20,168,957	20,168,957	20,168,957	-	-	-	-
Liabilities
Derivatives	3,624	3,060	48	3,576	-	-	-
Payable for securities lending	374,860	374,495	54,668	320,192	-	-	-
Funding agreements	1,542,114	1,554,833	-	-	1,542,114	-	-

	2022
	Fair	Admitted				Not Practicable Carrying	Net Asset Value
	Value	Value	Level 1	Level 2	Level 3	Value	(NAV)
Assets
Bonds	$9,847,860	$11,064,505	$19,380	$8,988,870	$839,610	$-	$-
Preferred stocks	1,984	2,000	-	1,984	-	-	-
Common stocks	84,939	84,939	22	-	84,917	-	-
Mortgage loans	2,130,262	2,428,351	-	-	2,130,262	-	-
Cash	(17,182)	(17,182)	(17,182)	-	-	-	-
Contract loans	-	539,734	-	-	-	539,734	-
Derivatives	10,188	5,709	-	10,188	-	-	-
Other invested assets	480,385	498,696	-	144,179	336,206	-	-
Securities lending reinvested collateral assets	386,656	386,547	84,099	302,557	-	-	-
Corporate owned life insurance	477,221	477,221	-	477,221	-	-	-
Employee and agent trust	33	33	-	33	-	-	-
Separate account assets	16,992,189	16,992,189	16,992,189	-	-	-	-
Liabilities
Derivatives	1,488	1,462	29	1,459	-	-	-
Payable for securities lending	386,656	386,547	84,099	302,557	-	-	-
Funding agreements	1,361,341	1,351,505	-	-	1,361,341	-	-

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

18.	Reconciliation to Statutory Statements

The Company’s statutory financial statements as of December 31, 2023 and for the year then ended were adjusted from the 2023 Annual Statements filed by the Company with the Indiana Department of Insurance. The adjustment was the result of overstating premium income, surrender benefits and other benefits in 2023 due to inaccurate mapping of activity related to the Retirement Track group annuity product. There was no impact to net income (loss) or total surplus, nor any impact to the statements of admitted assets, liabilities and surplus or changes in surplus. The following reconciliation represents differences between the Company’s statutory financial statements and Annual Statements as of December 31, 2023 for the year then ended.

	Total Premium	Total Benefits	Net cash provided	Net cash (used)
	and other income	and expenses	from operations	from operations
2023
As reported in the Company's Annual Statement	$6,267,662	$6,272,431	$6,217,913	$(5,344,364)
Adjustments
Life and annuities premium income	(106,585)	-	(106,585)	-
Surrender benefits and other fund withdrawals	-	(11,266)	-	11,266
Other benefits	-	(95,319)	-	95,319
As reported in the Company's Audited Financial Statements	$6,161,077	$6,165,846	$6,111,328	$(5,237,779)

19.	Subsequent Events and Other Items

Management has evaluated the impact of all subsequent events through April 12, 2024, the date the financial statements were available to be issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Supplemental Schedules

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities

As of and for the Year Ended December 31, 2023

(In thousands)

The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the termination of reserves:

Investment income earned
Government bonds	$22,261
Other bonds (unaffiliated)	486,098
Preferred stocks (unaffiliated)	183
Common stocks (unaffiliated)	5,195
Common Stocks (affiliated)	6,000
Mortgage loans	94,937
Real estate	18,742
Premium notes, policy loans and liens	28,986
Cash and cash equivalents	4,127
Derivative Instruments	2,178
Other invested assets	38,490
Aggregate write-ins for investment income	2,249
Gross investment income	$709,446
Gross investment income	$709,446

Real estate owned—book value less encumbrances	$87,575
Mortgage loans—book value
Residential mortgages	$-
Commercial mortgages	2,430,793
Total mortgage loans	$2,430,793

Mortgage loans by standing—book value
Good standing	$2,430,793
Good standing with restructured terms	-
Interest overdue more than three months, not in foreclosure	-
Foreclosure in process	-
Total mortgage loans	$2,430,793

Other long-term assets—statement value	$596,396
Common stock of parent, subsidiary, and affiliates—book value	$6,803
Bonds and short-term investments by class and maturity
Bonds by maturity—statement value
Due within one year or less	$395,815
Over 1 year through 5 years	2,405,504
Over 5 years through 10 years	2,515,707
Over 10 years through 20 years	3,086,775
Over 20 years	3,151,929
No maturity date	-
Total by maturity	$11,555,730

Bonds by class—statement value
Class 1	$6,923,526
Class 2	4,264,539
Class 3	321,219
Class 4	34,484
Class 5	11,653
Class 6	309
Total by class	$11,555,730

Total bonds publicly traded	$6,105,147
Total bonds privately placed	$5,450,583

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities, continued

As of and for the Year Ended December 31, 2023

(In thousands)

Preferred stocks—statement value	$17,000
Common stocks—market value	$82,713
Short-term investments - statement value	$5,026
Derivatives - statement value, net	$5,009
Cash (overdraft) on deposit	$116,493
Life insurance in force
Ordinary	$66,699,846
Credit life	$53
Group life	$55,618
Amount of accidental death insurance in force under ordinary policies	$11,510
Life insurance policies with disability provisions in force
Ordinary	$10,842,712
Group life	$47,728,465

Supplementary contracts
Ordinary—not involving life contingencies
Amount on deposit	$18,267
Income payable	$390
Ordinary—involving life contingencies
Income payable	$216
Group—not involving life contingencies
Amount on deposit	$-

Annuities
Ordinary
Immediate—amount of income payable	$34,637
Deferred—fully paid account balance	$9
Deferred—not fully paid account balance	$1,120,557
Group
Amount of income payable	$330,287
Fully paid account balance	$811,749
Not fully paid account balance	$4,471,691
Accident and health insurance—premiums in force
Ordinary	$47,565
Group	$173,846

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities, continued

As of and for the Year Ended December 31, 2023

(In thousands)

Deposit funds and dividend accumulations
Deposit funds—account balance	$5,956
Dividend accumulations—account balance	$42,343
Claim payments (by accident year)
Group accident and health
2023	$44,517
2022	$25,876
2021	$8,992
2020	$5,739
2019	$3,750
Prior	$13,777
Other accident and health
2023	$-
2022	$-
2021	$-
2020	$-
2019	$-
Prior	$-
Other coverages that use developmental methods to calculate claims reserves
2023	$-
2022	$-
2021	$-
2020	$-
2019	$-
Prior	$-

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Summary Investment Schedule

As of and for the Year Ended December 31, 2023

(In thousands)

The Company’s gross investment holdings as filed in the 2023 Annual Statement are $15,082.0 million.

			Gross Investment Holdings		Admitted Assets as Reported in the Annual Statement
			Amount	Percentage of Column 1 Line 13	Amount	Securities Lending Reinvested Collateral Amount	Total (Col 3+4) Amount	Percentage of Column 5 Line 13
Investment categories
1.	Long term Bonds (Schedule D, Part 1):
	1.01	U.S. Governments	$782,873	4.916%	$782,873	-	$782,873	4.916%
	1.02	All Other Governments	128,216	0.805%	128,216	-	128,216	0.805%
	1.03	U.S. States, Territories and Possessions etc, Guaranteed	1,812	0.011%	1,812	-	1,812	0.011%
	1.04	U.S. Political Subdivisions of States, Territories and Possessions, Guaranteed	-	0.000%	-	-	-	0.000%
	1.05	U.S. Special Revenue & Special Assessment Obligations, etc, Non-Guaranteed	571,385	3.588%	571,385	-	571,385	3.588%
	1.06	Industrial and Miscellaneous	10,014,871	62.88%	10,014,871	76,925	10,091,796	63.37%
	1.07	Hybrid Securities	51,548	0.324%	51,548	-	51,548	0.324%
	1.08	Parent, Subsidiaries and Affiliates	-	0.000%	-	-	-	0.000%
	1.09	SVO Identified Funds	-	0.000%	-	-	-	0.000%
	1.10	Bank Loans	-	0.000%	-	-	-	0.000%
	1.11	Total Long-Term Bonds	11,550,705	72.525%	11,550,705	76,925	11,627,630	73.015%
2.	Preferred Stocks (Schedule D, Part 2, Sections 1):
	2.01	Industrial and Misc. (Unaffiliated)	17,000	0.107%	17,000	-	17,000	0.107%
	2.02	Parent, Subsidiaries and Affiliates	-	0.000%	-	-	-	0.000%
	2.03	Total Preferred Stocks	17,000	0.107%	17,000	-	17,000	0.107%
3.	Common Stocks (Schedule D, Part 2, Sections 2):
	3.01	Industrial and Misc. (Unaffiliated) Publicly Traded	20	0.000%	20	-	20	0.000%
	3.02	Industrial and Misc. (Unaffiliated) Other	75,890	0.477%	75,890	-	75,890	0.477%
	3.03	Parent, Subsidiaries and Affiliates Publicly Traded	6,803	0.043%	6,803	-	6,803	0.043%
	3.04	Parent, Subsidiaries and Affiliates Other	-	0.000%	-	-	-	0.000%
	3.05	Mutual Funds	-	0.000%	-	-	-	0.000%
	3.06	Total Common Stocks	82,713	0.519%	82,713	-	82,713	0.519%
4.	Mortgage Loans (Schedule B):					-
	4.01	Farm Mortgages	-	0.000%	-	-	37,145,413	233.252%
	4.02	Residential Mortgages	-	0.000%	-	-	-	0.000%
	4.03	Commercial Mortgages	2,431,087	15.264%	2,431,087	-	2,431,087	15.266%
	4.04	Mezzanine Real Estate Loans	-	0.000%	-	-	-	0.000%
	4.05	Total valuation allowance	(294)	-0.002%	(294)	-	(294)	-0.002%
	4.06	Total Mortgage Loans	2,430,793	15.263%	2,430,793	-	2,430,793	15.264%
5.	Real estate (Schedule A):
	5.01	Properties Occupied by Company	75,267	0.473%	75,267	-	75,267	0.473%
	5.02	Properties Held for Production of Income	12,308	0.077%	12,308	-	12,308	0.077%
	5.03	Properties Held for Sale	-	0.000%	-	-	-	0.000%
	5.04	Total Real Estate	87,575	0.550%	87,575	-	87,575	0.550%
6.	Cash, cash equivalents, and short term investments:
	6.01	Cash (Schedule E, Part 1)	116,493	0.731%	116,493	120,080	236,573	1.486%
	6.02	Cash Equivalents, (Schedule E, Part 2)	-	0.000%	-	55,301	55,301	0.347%
	6.03	Short-Term Investments (Schedule DA)	5,026	0.032%	5,026	122,189	127,215	0.799%
	6.04	Total Cash, Cash Equivalents, and Short Term Investments	121,519	0.763%	121,519	297,570	419,089	2.632%
7.	Contract Loans		653,907	4.106%	653,907	-	653,907	4.106%
8.	Derivatives (Schedule DB)		8,069	0.051%	8,069	-	8,069	0.051%
9.	Other Invested Assets (Schedule BA)		597,891	3.754%	596,396	-	596,396	3.745%
10.	Receivables for Securities		1,812	0.011%	1,812	-	1,812	0.011%
11.	Securities Lending (Schedule DL, Part 1)		374,495	2.351%	374,495	xxx	xxx	xxx
12.	Aggregate Write-ins for Invested Assets		-	0.000%	-	-	-	0.000%
13.	Total Invested Assets		$15,926,478	100.00%	$15,924,984	$374,495	$15,924,984	100.00%

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interrogatories

As of and for the Year Ended December 31, 2023

(In thousands)

1.	State the reporting entity’s total admitted assets as reported on its annual statement: $16,977.2 million

2.	State by investment category the 10 largest exposures to a single issuer/borrower/investment, excluding U.S. government, U.S. government agency securities and those U.S. government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt, property occupied by the Company and policy loans.

			Percentage of Total
Investment Category		Amount	Admitted Assets
2.01	FEDERAL HOME LOAN BANK	$73,561	0.4%
2.02	KONINKLIJKE PHILIPS NV	62,381	0.4%
2.03	STANLEY BLACK & DECKER INC	67,753	0.4%
2.04	ONEOK INC	56,327	0.3%
2.05	RTX CORP	54,975	0.3%
2.06	TC ENERGY CORP	53,292	0.3%
2.07	NORTHROP GRUMMAN CORP	53,114	0.3%
2.08	EXXON MOBIL CORP	48,926	0.3%
2.09	LOCKHEED MARTIN CORPORATION	48,632	0.3%
2.10	CMS ENERGY CORP	46,411	0.3%

3.	State the amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating.

		Percentage of Total			Percentage of Total
		Admitted	Preferred		Admitted
Bonds	Amount	Assets	Stocks	Amount	Assets
3.01 NAIC – 1	$6,923,528	40.8%	P/RP – 1	$-	0.0%
3.02 NAIC – 2	4,264,539	25.1%	P/RP – 2	17,000	0.1%
3.03 NAIC – 3	321,218	1.9%	P/RP – 3	-	0.0%
3.04 NAIC – 4	34,484	0.2%	P/RP – 4	-	0.0%
3.05 NAIC – 5	11,653	0.1%	P/RP – 5	-	0.0%
3.06 NAIC – 6	309	0.0%	P/RP – 6	-	0.0%

4.	State the amounts and percentages of the reporting entity’s total admitted assets held in foreign investments (regardless of whether there is any foreign currency exposure) and unhedged foreign currency exposure (defined as the statement value of investments denominated in foreign currencies which are not hedged by financial instruments qualifying for hedge accounting as specified in SSAP No. 31–Derivative Instruments), including:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets? Yes ☐ No ☒

4.01	Total admitted assets held in foreign investments	$2,144,518	12.6%
4.02	Foreign-currency-denominated investments	79,765	0.5%
4.03	Insurance liabilities denominated in that same foreign currency	-	0.0%

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2023

(In thousands)

5.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

			Percentage of Total
		Amount	Admitted Assets
5.01	Countries rated NAIC-1	$1,998,704	11.8%
5.02	Countries rated NAIC-2	112,948	0.7%
5.03	Countries rated NAIC-3 or below	32,866	0.2%

6.	Two largest foreign investment exposures to a single country, categorized by NAIC sovereign rating:

				Percentage of Total
			Amount	Admitted Assets
	Countries rated NAIC-1
6.01	Country:	Cayman Islands	$910,911	5.4%
6.02	Country:	Australia	407,006	2.4%

	Countries rated NAIC-2
6.03	Country:	Mexico	$67,678	0.4%
6.04	Country:	Indonesia	11,764	0.1%

	Countries rated NAIC-3 or below
6.05	Country:	Marshall Islands	$22,000	0.1%
6.06	Country:	Columbia	4,569	0.0%

			Percentage of Total
		Amount	Admitted Assets
7. Aggregate unhedged foreign currency exposure		$-	0.0%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:
8.01	Countries rated NAIC-1	$-	0.0%
8.02	Countries rated NAIC-2	-	0.0%
8.03	Countries rated NAIC-3 or below	-	0.0%

9. Largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign rating:
9.01	Country:	$-	0.0%
9.02	Country:	-	0.0%

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2023

(In thousands)

10.	List the 10 largest sovereign (i.e. non-governmental) foreign issues:

			Percentage of Total
		Amount	Admitted Assets
10.01	KONINKLIJKE PHILIPS ELECTRONICS NV	$62,381	0.4%
10.02	KEMBLE WATER HOLDINGS LTD	39,066	0.2%
10.03	INVESCO LTD	38,677	0.2%
10.04	SIEMENS AG	29,166	0.2%
10.05	CSL LTD	28,436	0.2%
10.06	AMERICA MOVIL SAB DE CV	26,300	0.2%
10.07	FORT WASHINGTON CLO 2019-1 FWIA_19-1A	25,000	0.1%
10.08	DIAMETER CREDIT FUNDING DCF_21-4	25,000	0.1%
10.09	ROYAL DUTCH SHELL PLC	23,561	0.1%
10.10	PERNOD-RICARD SA	23,512	0.1%

11.	Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?

Yes ☒ No ☐

11.01	Total admitted assets held in Canadian investments	$-	0.0%
11.02	Canadian-currency denominated investments	-	0.0%
11.03	Canadian-denominated insurance liabilities	-	0.0%
11.04	Unhedged Canadian currency exposure	-	0.0%

Line 12 is not applicable because the Company does not have contractual sales restrictions.

13.	Amounts and percentages of admitted assets held in the ten largest equity interests:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?

Yes ☐ No ☒

			Percentage of Total
		Amount	Admitted Assets
13.02	FEDERAL HOME LOAN BANK	$73,561	0.4%
13.03	NEUBERGER BERMAN	39,639	0.2%
13.04	HARBOURVEST	37,868	0.2%
13.05	PIMCO	29,099	0.2%
13.06	HGGC	26,163	0.2%
13.07	BLACKROCK	17,697	0.1%
13.08	RED REEF PARTNERS	16,716	0.1%
13.09	GOLUB CAPITAL	16,168	0.1%
13.10	MONARCH CAPITAL PARTNERS	15,234	0.1%
13.11	MADISON CAPITAL	15,036	0.1%

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2023

(In thousands)

14.	Amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities:

Are assets held in in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets? Yes ☐ No ☒

			Percentage of Total
		Amount	Admitted Assets
14.02	Aggregate statement value of investments held in nonaffiliated, privately placed equities	$523,396	3.1%

	Largest three investments held in nonaffiliated, privately placed equities:
14.03	FEDERAL HOME LOAN BANK	$73,561	0.4%
14.04	PIMCO CORPORATE OPPORTUNITIES FUND III	21,034	0.1%
14.05	HARBOURVEST CREDIT OPPORTUNITIES FUND II	19,716	0.1%

List 10 largest fund managers:

	Fund Manager	Total Invested	Diversified	Nondiversified
14.06	NEUBERGER BERMAN	$39,639	$39,639	$-
14.07	HARBOURVEST	37,868	37,868	-
14.08	PIMCO	29,099	29,099	-
14.09	HGGC	26,163	26,163	-
14.10	BLACKROCK	17,697	17,697	-
14.11	RED REEF PARTNERS	16,716	16,716	-
14.12	GOLUB CAPITAL	16,168	16,168	-
14.13	MONARCH CAPITAL PARTNERS	15,234	15,234	-
14.14	MADISON CAPITAL	15,036	15,036	-
14.15	PACIFIC PRIVATE FUND ADVISORS	14,164	14,164	-

15.	Is not applicable because the Company’s general partnership interests are less than 2.5% of admitted assets.

16.	With respect to mortgage loans reported in Schedule B, state the amounts and percentages of the reporting entities total admitted assets held.

Are mortgage loans reported in Schedule B less than 2.5 percent of the reporting entity’s total admitted assets? Yes ☐ No ☒

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2023

(In thousands)

List each of the 10 largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

			Percentage of Total
	Type (Residential, Commercial, Agricultural)	Amount	Admitted Assets
16.02	Commerical	$33,000	0.2%
16.03	Commerical	27,055	0.2%
16.04	Commerical	26,851	0.2%
16.05	Commerical	26,003	0.2%
16.06	Commerical	26,000	0.2%
16.07	Commerical	23,405	0.1%
16.08	Commerical	22,446	0.1%
16.09	Commerical	22,000	0.1%
16.10	Commerical	21,621	0.1%
16.11	Commerical	21,000	0.1%

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

			Percentage of Total
		Amount	Admitted Assets
16.12	Construction loans	$-	0.0%
16.13	Mortgage loans over 90 days past due	-	0.0%
16.14	Mortgage loans in the process of foreclosure	-	0.0%
16.15	Mortgage loans foreclosed	-	0.0%
16.16	Restructured mortgage loans	-	0.0%

17.	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential		Commercial		Agricultural
		Percentage of Total		Percentage of Total		Percentage of Total
Loan-to Value	Amount	Admitted Assets	Amount	Admitted Assets	Amount	Admitted Assets
17.01 above 95%	$-	0.0%	$-	0.0%	$-	0.0%
17.02 91% to 95%	-	0.0%	-	0.0%	-	0.0%
17.03 81% to 90%	-	0.0%	-	0.0%	-	0.0%
17.04 71% to 80%	-	0.0%	15,400	0.1%	-	0.0%
17.05 below 70%	-	0.0%	2,415,393	14.2%	-	0.0%

Line 18 is not applicable because the Company’s investments held in real estate are less than 2.5% of admitted assets.

Line 19 is not applicable because the Company’s investments held in mezzanine real estate loans are less than 2.5% of admitted assets.

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2023

(In thousands)

Line 20 Securities lending or repurchase agreements.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Securities lending (do not include assets held as collateral for such transactions)	$5,394,761	31.8%	$5,134,926	$5,135,531	$5,223,582
Repurchase agreements	-	0.0%	-	-	-
Reverse repurchase agreements	-	0.0%	-	-	-
Dollar repurchase agreements	-	0.0%	-	-	-
Dollar reverse repurchase agreements	-	0.0%	-	-	-

Line 21 is not applicable since the Company does not have warrants not attached to other financial instruments, options, caps, and floors.

Line 22 Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Hedging	$127,400	0.8%	$75,000	$229,300	$180,200
Income generation	-	0.0%	-	-	-
Replications	-	0.0%	-	-	-
Other	-	0.0%	-	-	-

Line 23 Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for future contracts.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Hedging	$1,934,744	11.4%	$1,405,169	$3,132,745	$2,700,092
Income generation	-	0.0%	-	-	-
Replications	-	0.0%	-	-	-
Other	-	0.0%	-	-	-

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Schedule of Reinsurance Disclosures

For the Year Ended December 31, 2023

(In thousands)

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.            Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or similar effect.

Yes ☐ No ☒

If yes, indicate the number of reinsurance contracts to which such provisions apply: __________

If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.

Yes ☐ No ☐ N/A ☒

2.            Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes ☐ No ☒

If yes, indicate the number of reinsurance contracts to which such provisions apply: __________

If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.

Yes ☐ No ☐ N/A ☒

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Schedule of Reinsurance Disclosures, continued

For the Year Ended December 31, 2023

(In thousands)

3.             Does the Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which result in delays in payment in form or in fact:

a.            Provisions that permit the reporting of losses to be made less frequently than quarterly;

b.            Provisions that permit settlements to be made less frequently than quarterly;

c.            Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or

d.            The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

Yes ☐ No ☒

4.            Has the Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of contract:	Response:	Identify reinsurance contract(s):	Has the insured event(s) triggering contract coverage been recognized?
Assumption reinsurance – new for the reporting period[1]	Yes ☐ No ☒		N/A
Non-proportional reinsurance, which does not result in significant surplus relief	Yes ☐ No ☒		Yes ☐ No ☐ N/A ☒

5.            Has the Company ceded any risk in a reinsurance agreement that is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

a.            Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or

Yes ☐ No ☐ N/A ☒

b.            Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?

Yes ☐ No ☐ N/A ☒

If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences to explain why the contract(s) is treated differently for GAAP and SAP below:

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Notes to the Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule, Supplemental Investment Risk Interrogatories and Supplemental Schedule of Reinsurance Disclosures

For the Year Ended December 31, 2023

(In thousands)

Basis of Presentation

The accompanying schedules and interrogatories present selected financial data as of December 31, 2023 and for the year then ended for purposes of complying with paragraph 9 of the Annual Audited Financial Reports in the General section of the National Association of Insurance Commissioners’ Annual Statement Instructions and agree to or are included in the amounts reported in the Company’s 2023 Statutory Annual Statement as filed with the IDOI.

Captions that represented amounts that were not applicable to the Company were omitted from the schedules.

This accompanying note is an integral part of these supplemental schedules